UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

KRISTEN MILLAN

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: MAY 31

Date of Reporting Period: AUGUST 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2018

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CORNERSTONE AGGRESSIVE FUND

AUGUST 31, 2018

(Form N-Q)

97458 -1018	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Aggressive Fund

August 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

U.S. EQUITY SECURITIES (35.5%)

COMMON STOCKS (29.6%)

Consumer Discretionary (4.2%)

Advertising (0.1%)

4,050 Omnicom Group, Inc.$ 281

Apparel Retail (0.6%)

2,070	Buckle, Inc.	53
1,600	Foot Locker, Inc.	79
24,960	Gap, Inc.	758
15,840	L Brands, Inc.	419
4,430	Ross Stores, Inc.	424
4,650	TJX Companies, Inc.	511
		2,244

Apparel, Accessories & Luxury Goods (0.1%)

2,420 Ralph Lauren Corp.	321

Auto Parts & Equipment (0.1%)

6,410	Dana, Inc.	126
2,860	Tenneco, Inc.	122
		248

Automobile Manufacturers (0.1%)

30,620 Ford Motor Co.	290

Automotive Retail (0.1%)

780	Asbury Automotive Group, Inc.(a)	58
750	Group 1 Automotive, Inc.	58
710	Lithia Motors, Inc. "A"	61
1,190	Penske Automotive Group, Inc.	63
		240

Broadcasting (0.1%)

18,110	Entravision Communications Corp. "A"	95
1,380	Nexstar Media Group, Inc. "A"	113
9,510	TEGNA, Inc.	111
		319

Cable & Satellite (0.2%)

12,350	Comcast Corp. "A"	457
42,860	Sirius XM Holdings, Inc.(b)	304
		761

Casinos & Gaming (0.1%)

3,100 Boyd Gaming Corp.	113

1| USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

3,350	Red Rock Resorts, Inc. "A"	$109
		222

Department Stores (0.3%)

7,980	Kohl's Corp.	631
15,290	Macy's, Inc.	559
		1,190

Footwear (0.2%)

7,660 NIKE, Inc.	630

General Merchandise Stores (0.2%)

1,260	Big Lots, Inc.	54
8,580	Target Corp.	751
		805

Home Furnishings (0.0%)

2,160	Ethan Allen Interiors, Inc.	48
1,680	La-Z-Boy, Inc.	56
		104

Home Improvement Retail (0.3%)

4,590 Home Depot, Inc.	922

Homebuilding (0.0%)

4,010 TRI Pointe Group, Inc.(a)	58

Homefurnishing Retail (0.0%)

1,300 Williams-Sonoma, Inc.	91

Hotels, Resorts & Cruise Lines (0.4%)

5,650	Carnival Corp.	347
4,750	Hilton Worldwide Holdings, Inc.	369
5,470	Norwegian Cruise Line Holdings Ltd.(a)	293
2,640	Royal Caribbean Cruises Ltd.	324
		1,333

Household Appliances (0.0%)

510 Helen of Troy Ltd.(a)	61

Internet & Direct Marketing Retail (0.7%)

590	Amazon.com, Inc.(a)	1,188
170	Booking Holdings, Inc.(a)	332
800	Netflix, Inc.(a)	294
23,770	Qurate Retail, Inc.(a)	494
		2,308

Leisure Products (0.0%)

1,120	Brunswick Corp.	74
870	Sturm Ruger & Co., Inc.	57
		131

Movies & Entertainment (0.4%)

6,680	Twenty-First Century Fox, Inc. "B"	300
10,990	Viacom, Inc. "B"	322
5,530	Walt Disney Co.	619
		1,241

Restaurants (0.1%)

5,470	Bloomin' Brands, Inc.	106
720	Cracker Barrel Old Country Store, Inc.	107
7,530	Del Taco Restaurants, Inc.(a)	97

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

2,960	Sonic Corp.	$106
		416

Specialized Consumer Services (0.1%)

13,390	H&R Block, Inc.	362
2,260	Sotheby's(a)	109
		471

Specialty Stores (0.0%)

1,790	Dick's Sporting Goods, Inc.	67
2,080	Hibbett Sports, Inc.(a)	43
		110
	Total Consumer Discretionary	14,797

Consumer Staples (2.0%)

Agricultural Products (0.1%)

3,330 Ingredion, Inc.	337

Brewers (0.1%)

5,240 Molson Coors Brewing Co.	350

Distillers & Vintners (0.1%)

7,240 Brown-Forman Corp. "B"	378

Drug Retail (0.2%)

9,090 Walgreens Boots Alliance, Inc.	623

Food Distributors (0.1%)

5,710 Sysco Corp.	427

Food Retail (0.1%)

4,020	Ingles Markets, Inc. "A"	144
10,400	Kroger Co.	328
		472

Household Products (0.2%)

7,810	Procter & Gamble Co.	648
780	Spectrum Brands Holdings, Inc.	68
		716

Hypermarkets & Super Centers (0.2%)

3,290 Costco Wholesale Corp.	767

Packaged Foods & Meats (0.6%)

1,490	Cal-Maine Foods, Inc.	74
4,220	Flowers Foods, Inc.	85
8,010	General Mills, Inc.	368
11,500	Hormel Foods Corp.	450
6,020	Hostess Brands, Inc.(a)	71
3,080	JM Smucker Co.	318
3,320	McCormick & Co., Inc.	415
740	Sanderson Farms, Inc.	78
6,000	Tyson Foods, Inc. "A"	377
		2,236

Personal Products (0.2%)

3,030	Estee Lauder Companies, Inc. "A"	424
890	Nu Skin Enterprises, Inc. "A"	71
		495

3| USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

Tobacco (0.1%)

5,040 Altria Group, Inc.	$295
Total Consumer Staples	7,096

Energy (2.0%)

Integrated Oil & Gas (0.1%)

3,740 Occidental Petroleum Corp.	299

Oil & Gas Equipment & Services (0.1%)

2,330	Mammoth Energy Services, Inc.	64
5,140	ProPetro Holding Corp.(a)	78
3,700	U.S. Silica Holdings, Inc.	78
		220

Oil & Gas Exploration & Production (1.0%)

7,400	Anadarko Petroleum Corp.	477
16,460	Antero Resources Corp.(a)	305
7,890	Apache Corp.	346
3,510	Cimarex Energy Co.	296
13,330	ConocoPhillips	979
3,480	Continental Resources, Inc.(a)	229
10,790	Laredo Petroleum, Inc.(a)	89
11,510	Marathon Oil Corp.	248
2,960	Matador Resources Co.(a)	97
15,380	Newfield Exploration Co.(a)	420
16,940	Southwestern Energy Co.(a)	95
9,680	SRC Energy, Inc.(a)	90
		3,671

Oil & Gas Refining & Marketing (0.7%)

9,690	HollyFrontier Corp.	722
7,490	Marathon Petroleum Corp.	616
4,510	Par Pacific Holdings, Inc.(a)	92
2,140	PBF Energy, Inc. "A"	111
3,450	Renewable Energy Group, Inc.(a)	93
7,840	Valero Energy Corp.	924
		2,558

Oil & Gas Storage & Transportation (0.1%)

3,840 ONEOK, Inc.	253
Total Energy	7,001

Financials (4.1%)

Asset Management & Custody Banks (0.3%)

11,350	Franklin Resources, Inc.	360
3,550	T. Rowe Price Group, Inc.	411
6,070	Waddell & Reed Financial, Inc. "A"	122
		893

Consumer Finance (0.6%)

20,130	Ally Financial, Inc.	541
4,070	Capital One Financial Corp.	403
6,810	Discover Financial Services	532
3,000	Encore Capital Group, Inc.(a)	116
2,130	Nelnet, Inc. "A"	123
10,634	Synchrony Financial	337
1,040	World Acceptance Corp.(a)	124
		2,176

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

Diversified Banks (0.4%)

5,170	J.P. Morgan Chase & Co.	$593
13,640	U.S. Bancorp.	738
		1,331

Financial Exchanges & Data (0.5%)

1,600	CME Group, Inc.	280
2,960	Moody's Corp.	527
2,320	MSCI, Inc.	418
2,570	S&P Global, Inc.	532
		1,757

Investment Banking & Brokerage (0.0%)

5,460 Virtu Financial, Inc.	119

Life & Health Insurance (0.4%)

3,150	American Equity Investment Life Holding Co.	117
5,290	Athene Holding Ltd. "A"(a)	262
1,070	Primerica, Inc.	131
5,490	Principal Financial Group, Inc.	303
2,850	Prudential Financial, Inc.	280
4,400	Torchmark Corp.	387
		1,480

Other Diversified Financial Services (0.1%)

9,190 Voya Financial, Inc.	460

Property & Casualty Insurance (0.2%)

2,470	Employers Holdings, Inc.	113
6,440	Progressive Corp.	435
2,410	Universal Insurance Holdings, Inc.	108
		656

Regional Banks (1.5%)

1,970	Bank of Hawaii Corp.	164
4,170	BankUnited, Inc.	162
9,820	BB&T Corp.	507
5,620	Cadence BanCorp	159
4,610	Comerica, Inc.	449
1,600	Cullen/Frost Bankers, Inc.	177
5,830	East West Bancorp, Inc.	370
22,320	Fifth Third Bancorp	657
3,730	Great Western Bancorp, Inc.	162
9,170	Hope Bancorp, Inc.	161
37,100	Regions Financial Corp.	722
7,400	SunTrust Banks, Inc.	544
1,330	SVB Financial Group(a)	429
3,050	Western Alliance Bancorp(a)	176
10,550	Zions Bancorp.	562
		5,401

Thrifts & Mortgage Finance (0.1%)

3,990	Essent Group Ltd.(a)	173
1,980	Federal Agricultural Mortgage Corp. "C"	153
1,750	Meta Financial Group, Inc.	151
		477
	Total Financials	14,750

Health Care (4.3%)

Biotechnology (0.7%)

1,920 Biogen, Inc.(a)	679

5| USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

2,870	Celgene Corp.(a)	$271
3,870	Concert Pharmaceuticals, Inc.(a)	61
840	Eagle Pharmaceuticals, Inc.(a)	58
1,240	Emergent BioSolutions, Inc.(a)	77
760	Enanta Pharmaceuticals, Inc.(a)	69
4,700	Exelixis, Inc.(a)	88
6,320	Gilead Sciences, Inc.	479
4,160	Halozyme Therapeutics, Inc.(a)	77
17,600	MiMedx Group, Inc.(a)	93
1,790	Myriad Genetics, Inc.(a)	89
1,080	REGENXBIO, Inc.(a)	76
2,470	United Therapeutics Corp.(a)	304
		2,421

Health Care Distributors (0.4%)

5,730	AmerisourceBergen Corp.	516
8,400	Cardinal Health, Inc.	438
2,400	McKesson Corp.	309
3,850	Patterson Companies, Inc.	87
		1,350

Health Care Equipment (0.7%)

640	ABIOMED, Inc.(a)	260
3,390	Edwards Lifesciences Corp.(a)	489
1,180	Hill-Rom Holdings, Inc.	115
1,440	IDEXX Laboratories, Inc.(a)	366
650	Intuitive Surgical, Inc.(a)	364
920	Masimo Corp.(a)	108
4,200	ResMed, Inc.	468
1,120	STERIS plc	128
1,910	Stryker Corp.	324
		2,622

Health Care Facilities (0.2%)

1,460	Encompass Health Corp.	119
1,920	HCA Healthcare, Inc.	258
4,800	Select Medical Holdings Corp.(a)	95
2,900	Universal Health Services, Inc. "B"	377
		849

Health Care Services (0.4%)

1,680	AMN Healthcare Services, Inc.(a)	98
340	Chemed Corp.	110
5,610	CVS Health Corp.	422
1,640	Laboratory Corp. of America Holdings(a)	283
2,150	MEDNAX, Inc.(a)	102
3,200	Quest Diagnostics, Inc.	352
		1,367

Health Care Supplies (0.1%)

1,180	Align Technology, Inc.(a)	456
5,660	Meridian Bioscience, Inc.	89
		545

Life Sciences Tools & Services (0.5%)

280	Bio-Rad Laboratories, Inc. "A"(a)	91
2,290	Bruker Corp.	81
1,160	Cambrex Corp.(a)	78
1,160	Illumina, Inc.(a)	412
890	Mettler-Toledo International, Inc.(a)	520
860	PRA Health Sciences, Inc.(a)	91
2,520	Waters Corp.(a)	478
		1,751

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

Managed Health Care (0.7%)

1,370	Anthem, Inc.	$363
2,340	Centene Corp.(a)	343
2,170	Cigna Corp.	409
1,100	Humana, Inc.	366
3,110	UnitedHealth Group, Inc.	835
470	WellCare Health Plans, Inc.(a)	142
		2,458

Pharmaceuticals (0.6%)

5,540	Corcept Therapeutics, Inc.(a)	83
4,770	Lannett Co., Inc.(a)	26
7,970	Mylan N.V.(a)	312
18,980	Pfizer, Inc.	788
1,360	Phibro Animal Health Corp. "A"	64
1,840	Prestige Consumer Healthcare, Inc.(a)	71
1,700	Supernus Pharmaceuticals, Inc.(a)	75
6,250	Zoetis, Inc.	566
		1,985
	Total Health Care	15,348

Industrials (3.0%)

Aerospace & Defense (0.2%)

1,200	Boeing Co.	411
1,030	Huntington Ingalls Industries, Inc.	252
		663

Agriculture & Farm Machinery (0.1%)

4,760 AGCO Corp.	284

Air Freight & Logistics (0.3%)

2,730	Air Transport Services Group, Inc.(a)	55
3,380	CH Robinson Worldwide, Inc.	325
7,230	Expeditors International of Washington, Inc.	530
		910

Airlines (0.3%)

7,270	Delta Air Lines, Inc.	425
5,230	Southwest Airlines Co.	321
3,310	United Continental Holdings, Inc.(a)	289
		1,035

Building Products (0.2%)

2,090	Apogee Enterprises, Inc.	103
1,550	Masonite International Corp.(a)	104
6,700	NCI Building Systems, Inc.(a)	113
4,640	Owens Corning	263
1,630	Patrick Industries, Inc.(a)	104
		687

Commercial Printing (0.0%)

3,620 Quad/Graphics, Inc.	82

Construction Machinery & Heavy Trucks (0.5%)

2,620	Allison Transmission Holdings, Inc.	130
2,510	Cummins, Inc.	356
1,790	Greenbrier Companies, Inc.	104
4,820	Meritor, Inc.(a)	104
5,520	PACCAR, Inc.	378
5,460	Wabash National Corp.	100

7| USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

5,700	WABCO Holdings, Inc.(a)	$701
		1,873

Electrical Components & Equipment (0.3%)

1,980	Acuity Brands, Inc.	303
3,870	Atkore International Group, Inc.(a)	106
5,340	Eaton Corp. plc	444
2,030	Generac Holdings, Inc.(a)	113
1,390	Regal Beloit Corp.	116
		1,082

Environmental & Facilities Services (0.1%)

4,950 Waste Management, Inc.	450

Industrial Machinery (0.3%)

1,300	Crane Co.	119
4,470	Dover Corp.	384
2,100	Hillenbrand, Inc.	107
1,760	Snap-on, Inc.	311
2,350	Timken Co.	114
		1,035

Office Services & Supplies (0.1%)

6,970	ACCO Brands Corp.	86
2,360	Herman Miller, Inc.	90
3,640	Knoll, Inc.	86
10,390	Pitney Bowes, Inc.	76
6,010	Steelcase, Inc. "A"	88
		426

Railroads (0.1%)

2,380 Union Pacific Corp.	358

Research & Consulting Services (0.1%)

3,590 Verisk Analytics, Inc.(a)	428

Trading Companies & Distributors (0.3%)

1,300	MSC Industrial Direct Co., Inc. "A"	111
2,460	Rush Enterprises, Inc. "A"	106
2,560	United Rentals, Inc.(a)	399
1,820	WESCO International, Inc.(a)	111
760	WW Grainger, Inc.	269
		996

Trucking (0.1%)

1,900	Avis Budget Group, Inc.(a)	59
2,090	Old Dominion Freight Line, Inc.	319
1,670	Werner Enterprises, Inc.	62
		440
	Total Industrials	10,749

Information Technology (7.7%)

Application Software (0.7%)

1,790	Adobe Systems, Inc.(a)	472
6,180	Citrix Systems, Inc.(a)	704
2,900	Intuit, Inc.	636
2,670	Manhattan Associates, Inc.(a)	155
2,790	salesforce.com, Inc.(a)	426
		2,393

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

Communications Equipment (0.5%)

3,280	Ciena Corp.(a)	$104
1,880	F5 Networks, Inc.(a)	355
1,010	InterDigital, Inc.	83
19,830	Juniper Networks, Inc.	564
2,920	Motorola Solutions, Inc.	375
1,560	Palo Alto Networks, Inc.(a)	361
		1,842

Data Processing & Outsourced Services (1.7%)

3,080	Alliance Data Systems Corp.	735
2,650	Broadridge Financial Solutions, Inc.	358
5,500	Convergys Corp.	136
3,490	CSG Systems International, Inc.	130
32,490	First Data Corp. "A"(a)	836
1,740	FleetCor Technologies, Inc.(a)	372
4,260	Mastercard, Inc. "A"	918
2,250	MAXIMUS, Inc.	149
3,220	Paychex, Inc.	236
27,280	Sabre Corp.	712
4,780	Square, Inc. "A"(a)	424
3,240	Syntel, Inc.(a)	132
4,330	Visa, Inc. "A"	636
21,810	Western Union Co.	413
		6,187

Electronic Manufacturing Services (0.1%)

3,220	Jabil, Inc.	95
1,930	Methode Electronics, Inc.	77
		172

Internet Software & Services (0.5%)

3,620	Akamai Technologies, Inc.(a)	272
14,320	eBay, Inc.(a)	496
5,030	GoDaddy, Inc. "A"(a)	410
1,760	j2 Global, Inc.	145
620	Stamps.com, Inc.(a)	154
9,900	Twitter, Inc.(a)	348
		1,825

IT Consulting & Other Services (0.9%)

3,210	Booz Allen Hamilton Holding Corp.	164
780	CACI International, Inc. "A"(a)	152
6,800	Cognizant Technology Solutions Corp. "A"	533
6,300	DXC Technology Co.	574
6,730	Hackett Group, Inc.	138
6,970	International Business Machines Corp.	1,021
8,540	Leidos Holdings, Inc.	605
1,630	Science Applications International Corp.	147
		3,334

Semiconductor Equipment (0.2%)

3,490	Ichor Holdings Ltd.(a)	91
2,040	Lam Research Corp.	353
1,800	SolarEdge Technologies, Inc.(a)	86
5,700	Ultra Clean Holdings, Inc.(a)	87
		617

Semiconductors (0.6%)

2,050	Cirrus Logic, Inc.(a)	90
13,590	Intel Corp.	658
10,260	Micron Technology, Inc.(a)	539

9| USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

1,260	NVIDIA Corp.	$354
3,600	Skyworks Solutions, Inc.	329
2,520	SMART Global Holdings, Inc.(a)	83
1,490	Texas Instruments, Inc.	167
		2,220

Systems Software (1.3%)

14,560	CA, Inc.	637
4,250	Fortinet, Inc.(a)	356
11,180	Microsoft Corp.	1,256
15,520	Oracle Corp.	754
2,490	Red Hat, Inc.(a)	368
1,960	ServiceNow, Inc.(a)	385
27,080	Symantec Corp.	546
1,560	VMware, Inc. "A"(a)	239
		4,541

Technology Distributors (0.3%)

8,350	Arrow Electronics, Inc.(a)	647
3,650	CDW Corp.	320
1,430	Insight Enterprises, Inc.(a)	79
860	SYNNEX Corp.	83
970	Tech Data Corp.(a)	71
		1,200

Technology Hardware, Storage, & Peripherals (0.9%)

3,900	Apple, Inc.	888
34,880	Hewlett Packard Enterprise Co.	576
3,120	NCR Corp.(a)	89
4,190	NetApp, Inc.	364
14,120	Seagate Technology plc	756
6,790	Western Digital Corp.	429
		3,102
	Total Information Technology	27,433

Materials (0.9%)

Commodity Chemicals (0.2%)

3,700	AdvanSix, Inc.(a)	125
3,680	LyondellBasell Industries N.V. "A"	415
1,780	Trinseo S.A.	138
		678

Diversified Chemicals (0.1%)

4,270 Eastman Chemical Co.	414

Industrial Gases (0.1%)

2,180 Praxair, Inc.	345

Metal & Glass Containers (0.1%)

3,210	Berry Global Group, Inc.(a)	153
4,630	Silgan Holdings, Inc.	126
		279

Paper Packaging (0.1%)

4,890 WestRock Co.	269

Paper Products (0.1%)

9,380	Resolute Forest Products, Inc.(a)	129
3,090	Schweitzer-Mauduit International, Inc.	126
		255

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

Specialty Chemicals (0.0%)

5,970 Rayonier Advanced Materials, Inc.$ 125

Steel (0.2%)

3,830	Nucor Corp.	239
6,990	Steel Dynamics, Inc.	320
5,400	Warrior Met Coal, Inc.	130
		689
	Total Materials	3,054

Telecommunication Services (0.6%)

Alternative Carriers (0.1%)

2,940	Vonage Holdings Corp.(a)	42
8,230	Zayo Group Holdings, Inc.(a)	285
		327

Integrated Telecommunication Services (0.5%)

13,620	AT&T, Inc.	435
21,610	Verizon Communications, Inc.	1,175
		1,610

Wireless Telecommunication Services (0.0%)

950 Shenandoah Telecommunications Co.	36
Total Telecommunication Services	1,973

Utilities (0.8%)

Electric Utilities (0.4%)

11,280	Exelon Corp.	493
1,370	IDACORP, Inc.	134
2,790	NextEra Energy, Inc.	475
10,270	PPL Corp.	305
13,370	Spark Energy, Inc. "A"	118
		1,525

Gas Utilities (0.1%)

2,810	New Jersey Resources Corp.	128
1,600	Southwest Gas Holdings, Inc.	124
		252

Multi-Utilities (0.3%)

7,810	Consolidated Edison, Inc.	616
8,500	Public Service Enterprise Group, Inc.	445
1,027	Unitil Corp.	52
		1,113
	Total Utilities	2,890
	Total Common Stocks (cost: $94,709)	105,091

EXCHANGE-TRADED FUNDS (5.5%)

27,910	iShares Russell 2000 ETF(b)	4,829
54,790	Vanguard S&P 500 ETF	14,614
	Total Exchange-Traded Funds (cost: $16,699)	19,443

PREFERRED STOCKS (0.4%)

Consumer Staples (0.1%)

Agricultural Products (0.1%)

8,000	CHS, Inc., cumulative redeemable, 7.88%, acquired 9/19/13; cost $200(c),(d)	234
2,000	Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (c),(d),(e)	202
	Total Consumer Staples	436

11 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

Energy (0.1%)

Oil & Gas Exploration & Production (0.1%)

600 Chesapeake Energy Corp., 5.75%(c),(d),(e)$ 368

Financials (0.1%)

Life & Health Insurance (0.1%)

12,000 Delphi Financial Group, Inc., cumulative redeemable, 5.50%, (3 mo. LIBOR +
3.19%)(d),(f)	271

Regional Banks (0.0%)

235 M&T Bank Corp., cumulative redeemable, 6.38%(c),(d)	238
Total Financials	509

Telecommunication Services (0.1%)

Alternative Carriers (0.1%)

8,000 Qwest Corp., 6.50%(d)	189
Total Preferred Stocks (cost: $1,600)	1,502
Total U.S. Equity Securities (cost: $113,008)	126,036

INTERNATIONAL EQUITY SECURITIES (31.4%)

COMMON STOCKS (0.1%)

Industrials (0.1%)

Industrial Machinery (0.1%)

8,480 Pentair plc	369

Information Technology (0.0%)

Semiconductor Equipment (0.0%)

3,130 Kulicke & Soffa Industries, Inc.	81
Total Common Stocks (cost: $439)	450

EXCHANGE-TRADED FUNDS (31.3%)

51,700	Invesco FTSE RAFI Developed Markets ex-US ETF	2,217
224,100	Invesco FTSE RAFI Emerging Markets ETF(b)	4,733
370,700	iShares Core MSCI EAFE ETF	23,617
133,380	iShares Core MSCI Emerging Markets ETF	6,977
61,900	iShares Edge MSCI Min Vol EAFE ETF	4,471
66,200	iShares Edge MSCI Min Vol Emerging Markets ETF	3,916
221,000	iShares MSCI Canada ETF	6,365
24,000	iShares MSCI Japan ETF	1,397
397,400	Schwab Fundamental Emerging Markets Large Company Index ETF	11,219
783,300	Schwab Fundamental International Large Company Index ETF	23,100
81,800	Schwab Fundamental International Small Company Index ETF	2,820
14,790	SPDR S&P Emerging Markets SmallCap ETF	691
16,000	USAA MSCI Emerging Markets Value Momentum Blend Index ETF(g)	733
383,600	Vanguard FTSE Developed Markets ETF	16,541
800	Vanguard FTSE Emerging Markets ETF	34
28,000	Vanguard FTSE Europe ETF	1,579
16,645	WisdomTree Emerging Markets SmallCap Dividend Fund	786
	Total Exchange-Traded Funds (cost: $101,759)	111,196
	Total International Equity Securities (cost: $102,198)	111,646

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (27.0%)

ASSET-BACKED SECURITIES (0.5%)

Financials (0.5%)

Asset-Backed Financing (0.5%)

$86	Americredit Automobile Receivables Trust	3.15%	3/20/2023 $	86
240	Americredit Automobile Receivables Trust	3.50	1/18/2024	240
125	Avis Budget Rental Car Funding
	AESOP, LLC(e)	2.96	7/20/2020	125
89	Avis Budget Rental Car Funding
	AESOP, LLC(e)	3.75	7/20/2020	89
271	Avis Budget Rental Car Funding
	AESOP, LLC(e)	2.50	2/20/2021	269
162	Credit Acceptance Auto Loan Trust(e)	4.29	11/15/2024	163
165	Credit Acceptance Auto Loan Trust(e)	3.55	8/15/2027	165
120	Element Rail Leasing I, LLC(e)	3.67	4/19/2044	120
50	Navient Student Loan Trust (1 mo. LIBOR
	+ 1.50%)	3.56(f)	8/25/2050	50
41	NP SPE II, LLC(e)	3.37	10/21/2047	41
280	OSCAR U.S. Funding Trust IX, LLC(e)	3.63	9/10/2025	283
101	SCF Equipment Leasing, LLC(e)	3.41	12/20/2023	100
137	Synchrony Credit Card Master Note Trust	2.95	5/15/2024	135
	Total Financials			1,866
	Total Asset-Backed Securities (cost: $1,861)			1,866

COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

Financials (0.1%)

41	Sequoia Mortgage Trust (1 mo. LIBOR +
	0.90%)	2.98(f)	9/20/2033	40
193	Structured Asset Mortgage Investments
	Trust (1 mo. LIBOR + 0.50%)	2.58(f)	7/19/2035	181
36	Wells Fargo Mortgage Backed Securities
	Trust	4.05(h)	4/25/2035	36
	Total Financials			257
	Total Collateralized Mortgage Obligations (cost: $267)			257

COMMERCIAL MORTGAGE SECURITIES (0.2%)

Financials (0.2%)

Commercial Mortgage-Backed Securities (0.2%)

41	Banc of America Commercial Mortgage
	Trust	5.86(h)	7/10/2044	17
10	Banc of America Commercial Mortgage
	Trust	6.79(h)	2/10/2051	9
18	Bear Stearns Commercial Mortgage
	Securities Trust (e)	5.66(h)	9/11/2041	18
2	Commercial Mortgage Trust	5.38	12/10/2046	2
126	Credit Suisse Commercial Mortgage Trust
	(1 mo. LIBOR + 0.19%)	2.25(f)	2/15/2040	125
250	FREMF Mortgage Trust (d),(e)	3.68(h)	8/25/2045	251
20	GE Capital Commercial Mortgage Corp.	5.61(h)	12/10/2049	20
4	GMAC Commercial Mortgage Securities,
	Inc.	4.97	12/10/2041	4
95	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	5.37	5/15/2047	96
				542

Interest-Only Commercial Mortgage Backed Securities (0.0%)

809 CSAIL Commercial Mortgage Trust (i)	1.96(h)	1/15/2049	76

13 | USAA Cornerstone Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

	$862 UBS Commercial Mortgage Trust (e),(i)	2.26%(h)	5/10/2045 $	52
				128
	Total Financials			670
	Total Commercial Mortgage Securities (cost: $694)			670

CONVERTIBLE SECURITIES (0.1%)

Materials (0.1%)

Gold (0.1%)

400 Pretium Resources, Inc. (cost: $371)	2.25	03/15/2022	368

CORPORATE OBLIGATIONS (1.5%)

Consumer Discretionary (0.3%)

Automobile Manufacturers (0.1%)

350 Hyundai Capital America (d),(e)	3.75	7/08/2021	349

Motorcycle Manufacturers (0.1%)

300 Harley-Davidson Financial Services,
Inc. (d),(e)	3.55	5/21/2021	300

Specialty Stores (0.1%)

296 Academy	Ltd. (1 mo. LIBOR +
4.00%)	(d),(j)	6.08	7/01/2022	245
Total Consumer Discretionary				894

Energy (0.4%)

Oil & Gas Storage & Transportation (0.4%)

100	Enbridge Energy Partners, LP (d)	7.38	10/15/2045	132
400	EQT Midstream Partners, LP (d)	4.75	7/15/2023	406
401	Rockies Express Pipeline, LLC (d),(e)	6.00	1/15/2019	406
190	Southern Union Co. (3 mo. LIBOR +
	3.02%) (d)	5.36(f)	11/01/2066	162
150	Tallgrass Energy Partners, LP / Tallgrass
	Energy Finance Corp. (d),(e)	5.50	9/15/2024	154
	Total Energy			1,260

Financials (0.6%)

Asset Management & Custody Banks (0.1%)

100	Ares Capital Corp. (d)	3.63	1/19/2022	98
200	Prospect Capital Corp. (d)	5.00	7/15/2019	204
				302

Life & Health Insurance (0.1%)

350	Athene Holding Ltd. (d)	4.13	1/12/2028	329
200	Prudential Financial, Inc. (3 mo. LIBOR +
	3.92%) (d)	5.63(k)	6/15/2043	210
				539

Multi-Line Insurance (0.1%)

300 Nationwide Mutual Insurance Co. (3 mo.
LIBOR + 2.29%) (d),(e)	4.63(f)	12/15/2024	300

Property & Casualty Insurance (0.1%)

200	Allstate Corp. (3 mo. LIBOR + 2.94%) (d)	5.75(k)	8/15/2053	209
200	HSB Group, Inc. (3 mo. LIBOR +
	0.91%) (d)	3.25(f)	7/15/2027	178
				387

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Regional Banks (0.2%)

$200	Compass Bank (d)	3.88%	4/10/2025 $	194
175	Cullen/Frost Capital Trust II (3 mo. LIBOR
	+ 1.55%) (d)	3.87(f)	3/01/2034	149
50	First Maryland Capital Trust I (3 mo.
	LIBOR + 1.00%) (d)	3.34(f)	1/15/2027	47
200	SunTrust Capital I (3 mo. LIBOR +
	0.67%) (d)	2.98(f)	5/15/2027	188
				578
	Total Financials			2,106

Health Care (0.0%)

Health Care Facilities (0.0%)

300 Community Health Systems, Inc. (d)	6.88	2/01/2022	155

Industrials (0.1%)

Airlines (0.0%)

35 Continental Airlines, Inc. Pass-Through
Trust ￿B￿ (d)	6.25	10/11/2021	35

Electrical Components & Equipment (0.0%)

100 Artesyn Embedded Technologies,
Inc. (d),(e)	9.75	10/15/2020	96

Trucking (0.1%)

350 Ryder System, Inc. (d)	3.50	6/01/2021	352
Total Industrials			483

Utilities (0.1%)

Electric Utilities (0.1%)

267 NextEra Energy Capital Holdings, Inc. (d)	3.34	9/01/2020	268
Total Corporate Obligations (cost: $5,118)			5,166

EURODOLLAR AND YANKEE OBLIGATIONS (0.4%)

Consumer Discretionary (0.1%)

Automobile Manufacturers (0.1%)

400 BMW U.S. Capital, LLC (d),(e)	3.25	8/14/2020	401

Energy (0.2%)

Integrated Oil & Gas (0.2%)

400	Petrobras Global Finance B.V. (b)	5.38	1/27/2021	407
400	Petroleos Mexicanos (d)	5.38	3/13/2022	410
				817

Oil & Gas Drilling (0.0%)

261 Schahin II Finance Co. SPV Ltd. (e),(l)	5.88	9/25/2023	39
Total Energy			856

Financials (0.1%)

Property & Casualty Insurance (0.1%)

200QBE Capital Funding III Ltd. (USD Swap Semi-Annual 30/360 10 YR +

4.05%) (d),(e)	7.25(k)	5/24/2041	217

15 | USAA Cornerstone Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Materials (0.0%)

Gold (0.0%)

$100 Newcrest Finance Pty. Ltd. (d),(e)	4.45%	11/15/2021	$102
Total Eurodollar and Yankee Obligations (cost: $1,724)			1,576

Number

of Shares

FIXED-INCOME EXCHANGE-TRADED FUNDS (11.3%)

96,587	Invesco Fundamental High Yield Corporate Bond ETF			1,791
42,790	iShares iBoxx $ High Yield Corporate Bond ETF (b)			3,695
101,740	SPDR Bloomberg Barclays High Yield Bond ETF			3,663
89,500	Vanguard Short-Term Bond ETF			7,007
187,200	Vanguard Short-Term Corporate Bond ETF			14,676
119,700	Vanguard Total Bond Market ETF			9,495
	Total Fixed-Income Exchange-Traded Funds (cost: $40,715)			40,327

Principal
Amount		Coupon
(000)		Rate	Maturity

	U.S. GOVERNMENT AGENCY ISSUES (3.9%)(m)
	Commercial Mortgage-Backed Securities (0.5%)
$250	Fannie Mae (+)(d)	2.15	1/25/2023	241
700	Freddie Mac (+)(d)	3.00	12/25/2025	691
300	Freddie Mac (+)	3.33(h)	5/25/2025	303
500	Freddie Mac (+)	3.51	4/25/2030	498
				1,733
	Mortgage-Backed Pass-Through Securities (3.4%)
473	Freddie Mac (+)(d)	3.00	4/01/2046	458
1,411	Freddie Mac (+)(d)	3.00	6/01/2046	1,368
512	Freddie Mac (+)(d)	3.00	9/01/2046	497
258	Freddie Mac (+)(d)	3.00	10/01/2046	250
872	Freddie Mac (+)(d)	3.00	11/01/2046	845
1,786	Freddie Mac (+)(d)	3.00	1/01/2047	1,730
900	Freddie Mac (+)(d)	3.00	1/01/2047	872
863	Freddie Mac (+)(d)	3.00	3/01/2047	837
911	Freddie Mac (+)(d)	3.00	4/01/2047	883
275	Freddie Mac (+)(d)	3.00	4/01/2047	267
711	Freddie Mac (+)(d)	3.00	9/01/2047	689
479	Freddie Mac (+)(d)	3.00	10/01/2047	464
2,652	Freddie Mac (+)(d)	3.50	4/01/2046	2,644
489	Freddie Mac (+)(d)	3.50	4/01/2048	487
				12,291
	Total U.S. Government Agency Issues (cost: $14,544)			14,024
	U.S. TREASURY SECURITIES (9.0%)
	Bonds (1.3%)(n)
30	— , 8/15/2044 (STRIPS Principal) (Zero Coupon)			14
3,100	— , 5/15/2045 (STRIPS Principal) (Zero Coupon)			1,394
100	2.50%, 2/15/2045			91
200	3.00%, 11/15/2044			200
700	3.00%, 5/15/2047			699
2,250	3.13%, 8/15/2044			2,298
				4,696

Portfolio of Investments | 16

Principal		Market
Amount		Value
(000)	Security	(000)

Inflation-Indexed Notes (0.9%)

$2,126	0.13%, 4/15/2021 (d)	$2,088
1,051	0.13%, 7/15/2026 (d)	1,004
		3,092

Notes (6.8%)(n)

7,500	1.13%, 2/28/2021 (o)	7,223
800	1.63%, 4/30/2023	761
3,200	1.63%, 2/15/2026	2,945
600	1.63%, 5/15/2026	551
100	2.00%, 2/15/2025	95
1,000	2.25%, 11/15/2025	963
2,600	2.25%, 2/15/2027	2,486
1,250	2.25%, 8/15/2027	1,191
2,500	2.25%, 11/15/2027	2,379
1,500	2.38%, 5/15/2027	1,447
2,000	2.75%, 2/15/2028	1,982
2,000	2.88%, 5/15/2028	2,003
		24,026
	Total U.S. Treasury Securities (cost: $32,598)	31,814
	Total Bonds (cost: $97,892)	96,068

Number
of Shares

	GLOBAL REAL ESTATE EQUITY SECURITIES (3.5%)
	COMMON STOCKS (1.3%)
	Financials (0.2%)
	REITs - Mortgage (0.2%)
46,580	Annaly Capital Management, Inc.	495
7,170	Ladder Capital Corp.	124
	Total Financials	619
	Real Estate (1.1%)
	Diversified Real Estate Activities (0.0%)
1,797	RMR Group, Inc.	170
	Real Estate Services (0.4%)
4,490	Altisource Portfolio Solutions S.A.(a)	162
9,330	CBRE Group, Inc. "A"(a)	455
3,710	HFF, Inc. "A"	169
2,510	Jones Lang LaSalle, Inc.	383
7,960	Realogy Holdings Corp.	170
		1,339
	REITs - Health Care (0.1%)
3,650	LTC Properties, Inc.	170
6,770	Ventas, Inc.	405
		575
	REITs - Industrial (0.2%)
9,660	Prologis, Inc.	649
	REITs - Retail (0.1%)
6,880	Tanger Factory Outlet Centers, Inc.	165
21,170	Washington Prime Group, Inc.	164
		329

17 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

REITs - Specialized (0.3%)

6,790	CoreCivic, Inc.	$176
6,760	GEO Group, Inc.	172
2,450	Lamar Advertising Co. "A"	189
3,650	PotlatchDeltic Corp.	176
10,930	Weyerhaeuser Co.	379
		1,092
	Total Real Estate	4,154
	Total Common Stocks (cost: $4,648)	4,773

EXCHANGE-TRADED FUNDS (2.2%)

91,330 Vanguard Real Estate ETF (cost: $7,359)	7,676
Total Global Real Estate Equity Securities (cost: $12,007)	12,449

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.4%) COMMON STOCKS (0.0%)

Materials (0.0%)

Gold (0.0%)

8,197 Hycroft Mining Corp.(a),(i),(p),(q) (cost: $257)	1

EXCHANGE-TRADED FUNDS (1.4%)

24,300	First Trust Global Tactical Commodity Strategy Fund			475
28,600	Invesco DB Commodity Index Tracking Fund(a)			497
56,800	United States Commodity Index Fund(a)			2,367
77,900	VanEck Vectors Gold Miners ETF			1,445
12,000	VanEck Vectors Junior Gold Miners ETF			332
	Total Exchange-Traded Funds (cost: $5,852)			5,116
	Total Precious Metals and Commodity-Related Securities (cost: $6,109)			5,117

Principal
Amount		Coupon
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (1.0%)
	COMMERCIAL PAPER (0.1%)
$300	CNH Industrial Capital, LLC (d),(e)	3.25%	1/07/2019	297
100	CNH Industrial Capital, LLC (d),(e)	2.96	10/22/2018	100
	Total Commercial Paper (cost: $397)			397

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.9%)

3,261,366 State Street Institutional Treasury Money Market Fund Premier Class, 1.87%(r)
(cost: $3,261)	3,261
Total Money Market Instruments (cost: $3,658)	3,658

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.7%)

460,876	Fidelity Government Portfolio Class I, 1.83%(r)	461
1,909,603	Goldman Sachs Financial Square Government Fund Institutional Class, 1.88%(r)	1,909
1,115	HSBC US Government Money Market Fund Class I, 1.84%(r)	1
2,656,715	Invesco Government & Agency Portfolio Institutional Class, 1.85%(r)	2,657

Portfolio of Investments | 18

						Market
Number						Value
of Shares	Security					(000)

37,374 Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.84%(r)					$37
827,813 Western Asset Institutional Government Reserves Institutional Class, 1.84%(r)						828
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $5,893)					5,893
	Total Investments (cost: $340,765)					$360,867

						Unrealized
						Appreciation/
Number of		Expiration	Notional		Contract	(Depreciation)
Contracts	Description	Date	Amount (000)		Value (000)	(000)

	FUTURES (6.4%)
	LONG FUTURES
	Equity Contracts
122	E-mini S&P 500	9/21/2018	USD	17,176	$17,703	$527
114	Euro STOXX 50	9/21/2018	EUR	3,964	4,485	(117)
18	TOPIX Index	9/13/2018	JPY	318,932	2,808	(62)
	Total Long Futures				$24,996	$348
	SHORT FUTURES
	Equity Contracts
23	Swiss Market Future
	Index	9/21/2018	CHF	(2,000)	$(2,125)	$(62)
	Total Short Futures
					$(2,125)	$(62)
	Total Futures				$22,871	$286

19 | USAA Cornerstone Aggressive Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
U.S. Equity Securities:
Common Stocks	$ 105,091	$—	$—	$ 105,091
Exchange-Traded Funds	19,443	—	—	19,443
Preferred Stocks	—	1,502	—	1,502
International Equity Securities:
Common Stocks	450	—	—	450
Exchange-Traded Funds	111,196	—	—	111,196
Bonds:
Asset-Backed Securities	—	1,866	—	1,866
Collateralized Mortgage Obligations	—	257	—	257
Commercial Mortgage Securities	—	670	—	670
Convertible Securities	—	368	—	368
Corporate Obligations	—	5,166	—	5,166
Eurodollar and Yankee Obligations	—	1,576	—	1,576
Fixed-Income Exchange-Traded Funds	40,327	—	—	40,327
U.S. Government Agency Issues	—	14,024	—	14,024
U.S. Treasury Securities	30,406	1,408	—	31,814
Global Real Estate Equity Securities:
Common Stocks	4,773	—	—	4,773
Exchange-Traded Funds	7,676	—	—	7,676
Precious Metals and Commodity-Related Securities:
Common Stocks	—	—	1	1
Exchange-Traded Funds	5,116	—	—	5,116
Money Market Instruments:
Commercial Paper	—	397	—	397
Government & U.S. Treasury Money Market
Funds	3,261	—	—	3,261
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	5,893	—	—	5,893
Futures(1)	527	—	—	527
Total	$334,159	$27,234	$ 1	$361,394
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$ (241)	$—	$—	$ (241)

Total	$(241)	$—	$—	$(241)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2018, through August 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 20

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Aggressive Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

21 | USAA Cornerstone Aggressive Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options

Notes to Portfolio of Investments | 22

exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and

23 | USAA Cornerstone Aggressive Fund

Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At August 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$5,758,000	$—	$5,893,000

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Notes to Portfolio of Investments | 24

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $355,546,000 at August 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 32.2% of net assets at August 31, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

F.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the three-month period ended August 31, 2018:

Change
in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost	Proceeds	Income	(Loss)	Distributions	depreciation	05/31/18 08/31/18

MSCI Emerging Markets Value Momentum
Blend Index ETF	$469	$—	$1	$—	$—	$(36)	$300	$733

G.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

H.Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments

25 | USAA Cornerstone Aggressive Fund

generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR London Interbank Offered Rate

Notes to Portfolio of Investments | 26

REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of August 31, 2018.

(c)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(d)The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2018.

(e)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(f)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2018.

(g)Investment in affiliated exchange-traded fund.

(h)Stated interest rates may change slightly over time as underlying mortgages paydown.

(i)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(j)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(k)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(l)At August 31, 2018, the issuer was in default with respect to interest and/or principal payments.

27 | USAA Cornerstone Aggressive Fund

(m)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(n)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(o)Securities with a value of $1,926,000 are segregated as collateral for initial margin requirements on open futures contracts.

(p)Security was fair valued at August 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $1,000, which represented less than 0.1% of the Fund's net assets.

(q)Security was classified as Level 3.

(r)Rate represents the money market fund annualized seven-day yield at August 31, 2018.

Notes to Portfolio of Investments | 28

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CORNERSTONE CONSERVATIVE FUND

AUGUST 31, 2018

(Form N-Q)

97456 -1018	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Conservative Fund

August 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

BONDS (79.3%)

FIXED-INCOME FUNDS (79.3%)

254,500	USAA Core Intermediate-Term Bond ETF(a)	$12,388
4,500	USAA Core Short-Term Bond ETF(a)	223
2,342,226	USAA Government Securities Fund Institutional Shares	22,345
715,675	USAA High Income Fund Institutional Shares	5,725
4,390,359	USAA Income Fund Institutional Shares	55,845
4,345,849	USAA Intermediate-Term Bond Fund Institutional Shares	45,067
1,302,937	USAA Short-Term Bond Fund Institutional Shares	11,831
	Total Fixed-Income Funds (cost: $157,079)	153,424
	Total Bonds (cost: $157,079)	153,424

EQUITY SECURITIES (20.6%)

EQUITY & ALTERNATIVE (20.6%)

25,701	USAA Aggressive Growth Fund Institutional Shares	1,330
173,808	USAA Emerging Markets Fund Institutional Shares	3,064
57,061	USAA Growth Fund Institutional Shares	1,896
99,541	USAA Income Stock Fund Institutional Shares	2,041
374,107	USAA International Fund Institutional Shares	12,177
2,100	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	96
51,100	USAA MSCI International Value Momentum Blend Index ETF	2,458
1,100	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	63
51,100	USAA MSCI USA Value Momentum Blend Index ETF	2,753
56,945	USAA Precious Metals and Minerals Fund Institutional Shares(b)	627
149,722	USAA S&P 500 Index Fund Reward Shares	6,192
155,503	USAA Small Cap Stock Fund Institutional Shares	3,168
179,103	USAA Value Fund Institutional Shares	4,003
	Total Equity & Alternative (cost: $32,556)	39,868
	Total Equity Securities (cost: $32,556)	39,868

MONEY MARKET INSTRUMENTS (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

94,566 State Street Institutional Treasury Money Market Fund Premier Class, 1.87%(c)
(cost: $94)	94

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

118,800	Goldman Sachs Financial Square Government Fund Institutional Class, 1.88%(c)	119
10,758	HSBC US Government Money Market Fund Class I, 1.84%(c)	11
6,300	Invesco Government & Agency Portfolio Institutional Class, 1.85%(c)	6
68,878	Western Asset Institutional Government Reserves Institutional Class, 1.84%(c)	69
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $205)	205
	Total Investments (cost: $189,934)	$193,591

1| USAA Cornerstone Conservative Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Fixed-Income Funds	$ 153,424	$—	$—	$ 153,424
Equity Securities:
Equity & Alternative	39,868	—	—	39,868
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	94	—	—	94
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	205	—	—	205
Total	$193,591	$—	$—	$193,591

For the period of June 1, 2018, through August 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 2

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Conservative Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and alternative funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2.The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a

3| USAA Cornerstone Conservative Fund

significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not

Notes to Portfolio of Investments | 4

include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At August 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$122,000	$—	$205,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $193,441,000 at August 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 9.2% of net assets at August 31, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

E.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the three-month period ended August 31, 2018:

						Change
						in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)	Distributions	depreciation	05/31/18 08/31/18

Aggressive Growth Institutional Shares	$ —	$ —	$ —	$—	$—	$ 107	$ 1,223	$ 1,330
Core Intermediate-Term Bond ETF	486	—	98	—	—	7	11,895	12,388
Core Short-Term Bond ETF	—	—	1	—	—	—	223	223
Emerging Markets Institutional Shares	—	—	—	—	—	(202)	3,266	3,064
Flexible Income Institutional Shares	9	10,826	9	(1,040)	—	669	11,188	—
Government Securities Institutional
Shares	3,127	—	127	—	—	(17)	19,235	22,345
Growth Institutiona Shares	—	—	—	—	—	122	1,774	1,896
High Income Institutional Shares	84	—	84	—	—	21	5,620	5,725
Income Institutional Shares	7,222	2,000	472	(100)	—	72	50,651	55,845
Income Stock Institutional Shares	10	—	10	—	—	92	1,939	2,041
Intermediate-Term Bond Institutional
Shares	427	—	427	—	—	1	44,639	45,067
International Institutional Shares	—	—	—	—	—	(64)	12,241	12,177
MSCI Emerging Markets Value
Momentum Blend Index ETF	—	—	—	—	—	(9)	105	96
MSCI International Value Momentum
Blend Index ETF	—	—	31	—	—	(137)	2,595	2,458
MSCI USA Small Cap Value Momentum
Blend Index ETF	—	—	—	—	—	4	59	63
MSCI USA Value Momentum Blend
Index ETF	—	—	8	—	—	102	2,651	2,753
Precious Metals and Minerals
Institutional Shares	—	—	—	—	—	(117)	744	627
S&P 500 Index Reward Shares	26	—	26	—	—	417	5,749	6,192
Short-Term Bond Institutional Shares	84	2,500	84	(38)	—	49	14,236	11,831
Small Cap Stock Institutional Shares	—	—	—	—	—	211	2,957	3,168

5| USAA Cornerstone Conservative Fund

						Change
						in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)	Distributions	depreciation	05/31/18 08/31/18

Value Institutional Shares	$—	$—	$—	$—	$—	$235	$3,768	$4,003
Total	$11,475	$15,326	$1,377	$(1,178)	$—	$1,563	$196,758	$193,292

(a) Includes reinvestment of distributions from dividend income and realized gains.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

G.Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of August 31, 2018.

(b)Non-income-producing security.

(c)Rate represents the money market fund annualized seven-day yield at August 31, 2018.

Notes to Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CORNERSTONE EQUITY FUND

AUGUST 31, 2018

(Form N-Q)

97459 -1018	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Equity Fund

August 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (99.3%)

EQUITY & ALTERNATIVE (99.3%)

202,363	USAA Aggressive Growth Fund Institutional Shares	$10,470
548,480	USAA Emerging Markets Fund Institutional Shares	9,670
334,739	USAA Growth Fund Institutional Shares	11,123
512,255	USAA Income Stock Fund Institutional Shares	10,501
1,204,012	USAA International Fund Institutional Shares	39,191
229,200	USAA MSCI Emerging Markets Value Momentum Blend Index ETF(a)	10,493
579,200	USAA MSCI International Value Momentum Blend Index ETF	27,859
96,200	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	5,508
570,200	USAA MSCI USA Value Momentum Blend Index ETF	30,724
121,320	USAA Precious Metals and Minerals Fund Institutional Shares(b)	1,336
731,501	USAA S&P 500 Index Fund Reward Shares	30,255
302,256	USAA Small Cap Stock Fund Institutional Shares	6,157
543,605	USAA Value Fund Institutional Shares	12,150
	Total Equity & Alternative (cost: $179,134)	205,437
	Total Equity Securities (cost: $179,134)	205,437

MONEY MARKET INSTRUMENTS (0.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)

1,240,759 State Street Institutional Treasury Money Market Fund Premier Class, 1.87%(c)
(cost: $1,241)	1,241

SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)

385,950 Invesco Government & Agency Portfolio Institutional Class, 1.85%(c)				386
Total Short-Term Investment Purchased with Cash Collateral from Securities
Loaned (cost: $386)				386
Total Investments (cost: $180,761)				$207,064
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$ 205,437	$—	$—	$ 205,437
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	1,241	—	—	1,241
Short-Term Investment Purchased with Cash Collateral
from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	386	—	—	386
Total	$207,064	$—	$—	$207,064

1| USAA Cornerstone Equity Fund

For the period of June 1, 2018, through August 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 2

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Equity Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and alternative funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2.The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a

3| USAA Cornerstone Equity Fund

significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not

Notes to Portfolio of Investments | 4

include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At August 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$379,000	$—	$386,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $206,775,000 at August 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 42.2% of net assets at August 31, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

E.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the three-month period ended August 31, 2018:

						Change
						in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)	Distributions	depreciation	05/31/18 08/31/18

Aggressive Growth Institutional Shares	$1,500	$—	$—	$—	$—	$805	$8,165	$10,470
Emerging Markets Institutional Shares	—	400	—	25	—	(678)	10,723	9,670
Growth Institutional Shares	—	—	—	—	—	716	10,407	11,123
Income Stock Institutional Shares	51	—	51	—	—	472	9,978	10,501
International Institutional Shares	—	—	—	—	—	(204)	39,395	39,191
MSCI Emerging Markets Value
Momentum Blend Index ETF	1,425	—	33	—	—	(886)	9,954	10,493
MSCI International Value Momentum
Blend Index ETF	484	—	345	—	—	(1,529)	28,904	27,859
MSCI USA Small Cap Value Momentum
Blend Index ETF	1,096	—	7	—	—	311	4,101	5,508
MSCI USA Value Momentum Blend
Index ETF	1,047	—	88	—	—	1,133	28,544	30,724
Precious Metals and Minerals
Institutional Shares	—	—	—	—	—	(249)	1,585	1,336
S&P 500 Index Reward Shares	527	431	127	14	—	2,041	28,104	30,255
Small Cap Stock Institutional Shares	—	—	—	—	—	408	5,749	6,157
Value Institutional Shares	—	500	—	25	—	691	11,934	12,150
Total	$6,130	$1,331	$651	$64	$—	$3,031	$197,543	$205,437

(a) Includes reinvestment of distributions from dividend income and realized gains.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk

5| USAA Cornerstone Equity Fund

management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

G. Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of August 31, 2018.

(b)Non-income-producing security.

(c)Rate represents the money market fund annualized seven-day yield at August 31, 2018.

Notes to Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND AUGUST 31, 2018

(Form N-Q)

48047 -1018	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderately Aggressive Fund

August 31, 2018 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (42.1%)

ASSET-BACKED SECURITIES (1.3%)

Financials (1.3%)

Asset-Backed Financing (1.3%)

$571	Americredit Automobile Receivables Trust	3.15%	3/20/2023 $	572
4,640	Americredit Automobile Receivables Trust	3.50	1/18/2024	4,648
3,050	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.96	7/20/2020	3,045
1,933	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.75	7/20/2020	1,938
4,530	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.50	2/20/2021	4,495
2,665	Credit Acceptance Auto Loan Trust(a)	4.29	11/15/2024	2,689
2,701	Credit Acceptance Auto Loan Trust(a)	3.55	8/15/2027	2,700
2,320	Element Rail Leasing I, LLC(a)	3.67	4/19/2044	2,320
1,800	Navient Student Loan Trust (1 mo. LIBOR
	+ 1.50%)	3.56(b)	8/25/2050	1,796
798	NP SPE II, LLC(a)	3.37	10/21/2047	787
4,600	OSCAR U.S. Funding Trust IX, LLC(a)	3.63	9/10/2025	4,646
1,966	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	1,948
2,146	SLM Student Loan Trust (3 mo. LIBOR +
	0.22%)	2.56(b)	1/25/2041	2,015
822	SLM Student Loan Trust (3 mo. LIBOR +
	0.55%)	2.89(b)	10/25/2065	787
2,648	Synchrony Credit Card Master Note Trust	2.95	5/15/2024	2,602
	Total Financials			36,988
	Total Asset-Backed Securities (cost: $36,726)			36,988

COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

Financials (0.1%)

577	Sequoia Mortgage Trust (1 mo. LIBOR +
	0.90%)	2.98(b)	9/20/2033	561
643	Structured Asset Mortgage Investments
	Trust (1 mo. LIBOR + 0.50%)	2.58(b)	7/19/2035	604
538	Wells Fargo Mortgage Backed Securities
	Trust	4.05(c)	4/25/2035	527
	Total Financials			1,692
	Total Collateralized Mortgage Obligations (cost: $1,735)			1,692

COMMERCIAL MORTGAGE SECURITIES (0.8%)

Financials (0.8%)

Commercial Mortgage-Backed Securities (0.7%)

4,086	Banc of America Commercial Mortgage
	Trust	5.86(c)	7/10/2044	1,720
191	Banc of America Commercial Mortgage
	Trust	6.79(c)	2/10/2051	192

1| USAA Cornerstone Moderately Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$18	Banc of America Merrill Lynch
	Commercial Mortgage, Inc. (a)	5.60%(c)	12/10/2042 $	18
366	Bear Stearns Commercial Mortgage
	Securities Trust (a)	5.66(c)	9/11/2041	369
31	Commercial Mortgage Trust	5.38	12/10/2046	31
5,890	Credit Suisse Commercial Mortgage Trust
	(1 mo. LIBOR + 0.19%)	2.25(b)	2/15/2040	5,842
7,800	FREMF Mortgage Trust (a)	3.68(c)	8/25/2045	7,820
905	GE Capital Commercial Mortgage Corp.	5.61(c)	12/10/2049	903
177	GMAC Commercial Mortgage Securities,
	Inc.	4.97	12/10/2041	177
1,250	GMAC Commercial Mortgage Securities,
	Inc.	4.98(c)	12/10/2041	1,250
1,876	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	5.37	5/15/2047	1,881
				20,203

Interest-Only Commercial Mortgage Backed Securities (0.1%)

28,814	CSAIL Commercial Mortgage Trust (d)	1.96(c)	1/15/2049	2,709
23,331	UBS Commercial Mortgage Trust (a),(d)	2.26(c)	5/10/2045	1,406
				4,115
	Total Financials			24,318
	Total Commercial Mortgage Securities (cost: $26,201)			24,318

CONVERTIBLE SECURITIES (0.2%)

Materials (0.2%)

Gold (0.2%)

1,012	Hycroft Mining Corp.(d),(e),(f),(g)	15.00(h)	10/22/2020	30
5,800	Pretium Resources, Inc.	2.25	3/15/2022	5,344
	Total Materials			5,374
	Total Convertible Securities (cost: $6,500)			5,374

CORPORATE OBLIGATIONS (4.5%)

Consumer Discretionary (0.6%)

Automobile Manufacturers (0.2%)

5,700 Hyundai Capital America (a),(i)	3.75	7/08/2021	5,695

Motorcycle Manufacturers (0.2%)

5,700 Harley-Davidson Financial Services,
Inc. (a),(i)	3.55	5/21/2021	5,700

Specialty Stores (0.2%)

5,331 Academy Ltd. (1 mo. LIBOR + 4.00%) (j)	6.08	7/01/2022	4,405
Total Consumer Discretionary			15,800

Energy (0.7%)

Oil & Gas Storage & Transportation (0.7%)

1,300	Enbridge Energy Partners, LP (i)	7.38	10/15/2045	1,710
3,530	Energy Transfer Partners, LP (3 mo.
	LIBOR + 3.02%) (i)	5.36(b)	11/01/2066	3,177
500	Enterprise TE Partners, LP (3 mo. LIBOR
	+ 2.78%) (i)	5.10(b)	6/01/2067	479
5,600	EQT Midstream Partners, LP (i)	4.75	7/15/2023	5,688
4,000	Rockies Express Pipeline, LLC (a),(i)	6.00	1/15/2019	4,043
2,352	Southern Union Co. (3 mo. LIBOR +
	3.02%) (i)	5.36(b)	11/01/2066	2,008
2,550	Tallgrass Energy Partners, LP / Tallgrass
	Energy Finance Corp. (a),(i)	5.50	9/15/2024	2,620
	Total Energy			19,725

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Financials (2.8%)

Asset Management & Custody Banks (0.5%)

$5,950	Ares Capital Corp. (i)	3.63%	1/19/2022	$5,840
10,100	Prospect Capital Corp. (k)	5.00	7/15/2019	10,277
				16,117

Life & Health Insurance (0.4%)

5,750	Athene Holding Ltd. (i)	4.13	1/12/2028	5,409
5,400	Prudential Financial, Inc. (3 mo. LIBOR +
	3.92%) (i)	5.63(l)	6/15/2043	5,654
				11,063

Multi-Line Insurance (0.4%)

11,510 Nationwide Mutual Insurance Co. (3 mo.
LIBOR + 2.29%) (a),(i)	4.63(b)	12/15/2024	11,510

Multi-Sector Holdings (0.2%)

5,325 BNSF Funding Trust (3 mo. LIBOR +
2.35%) (i)	6.61(l)	12/15/2055	6,031

Property & Casualty Insurance (0.5%)

5,900	Allstate Corp. (3 mo. LIBOR + 2.94%) (i)	5.75(l)	8/15/2053	6,165
3,607	AmTrust Financial Services, Inc. (i)	6.13	8/15/2023	3,525
4,550	HSB Group, Inc. (3 mo. LIBOR +
	0.91%) (i)	3.25(b)	7/15/2027	4,060
				13,750

Regional Banks (0.8%)

1,000	Allfirst Preferred Capital Trust (3 mo.
	LIBOR + 1.50%) (i)	3.84(b)	7/15/2029	951
2,700	Compass Bank (i)	3.88	4/10/2025	2,623
9,000	Cullen/Frost Capital Trust II (3 mo. LIBOR
	+ 1.55%) (i)	3.87(b)	3/01/2034	7,672
4,000	First Maryland Capital Trust I (3 mo.
	LIBOR + 1.00%) (i)	3.34(b)	1/15/2027	3,802
2,000	Huntington Capital (3 mo. LIBOR +
	0.63%) (i)	2.97(b)	6/15/2028	1,833
6,039	Manufacturers & Traders Trust Co. (3 mo.
	LIBOR + 0.64%) (i)	2.96(b)	12/01/2021	6,027
1,000	SunTrust Capital I (3 mo. LIBOR +
	0.67%) (i)	2.98(b)	5/15/2027	938
				23,846
	Total Financials			82,317

Health Care (0.1%)

Health Care Facilities (0.1%)

5,600 Community Health Systems, Inc. (i)	6.88	2/01/2022	2,884

Industrials (0.2%)

Airlines (0.0%)

152 America West Airlines, Inc. Pass-Through
Trust (INS - AMBAC Assurance Corp.)(i)	7.93	7/02/2020	155

Electrical Components & Equipment (0.0%)

800 Artesyn Embedded Technologies,
Inc. (a),(i)	9.75	10/15/2020	768

3| USAA Cornerstone Moderately Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Trucking (0.2%)

$5,750 Ryder System, Inc. (i)	3.50%	6/01/2021 $	5,774
Total Industrials			6,697

Real Estate (0.0%)

REITs - Health Care (0.0%)

1,000 Sabra Health Care, LP (i)	5.13	8/15/2026	972

Utilities (0.1%)

Electric Utilities (0.1%)

3,800 NextEra Energy Capital Holdings, Inc. (i)	3.34	9/01/2020	3,817
Total Corporate Obligations (cost: $129,415)			132,212

EURODOLLAR AND YANKEE OBLIGATIONS (1.0%)

Consumer Discretionary (0.2%)

Automobile Manufacturers (0.2%)

5,700 BMW U.S. Capital, LLC (a),(i)	3.25	8/14/2020	5,720

Energy (0.5%)

Integrated Oil & Gas (0.4%)

5,800	Petrobras Global Finance B.V. (k)	5.38	1/27/2021	5,907
5,800	Petroleos Mexicanos (i)	5.38	3/13/2022	5,942
				11,849

Oil & Gas Drilling (0.0%)

4,465 Schahin II Finance Co. SPV Ltd. (a),(m)	5.88	9/25/2023	670

Oil & Gas Storage & Transportation (0.1%)

1,400 Transcanada Trust (3 mo. LIBOR +
3.53%) (i)	5.63(l)	5/20/2075	1,397
Total Energy			13,916

Financials (0.2%)

Property & Casualty Insurance (0.2%)

5,900 QBE Capital Funding III Ltd. (USD Swap
Semi-Annual 30/360 10 YR +
4.05%) (a),(i)	7.25(l)	5/24/2041	6,394

Materials (0.1%)

Commodity Chemicals (0.0%)

500 Braskem Finance Ltd. (i)	6.45	2/03/2024	521

Gold (0.1%)

3,000 Newcrest Finance Pty. Ltd. (a),(i)	4.45	11/15/2021	3,044
Total Materials			3,565
Total Eurodollar and Yankee Obligations (cost: $31,944)			29,595

Number

of Shares

FIXED-INCOME EXCHANGE-TRADED FUNDS (12.0%)

277,500	Invesco Fundamental High Yield Corporate Bond Portfolio "B"	5,145
607,510	iShares iBoxx $ High Yield Corporate Bond ETF	52,465
46,200	iShares Short-Term Corporate Bond ETF	2,402
1,467,570	SPDR Bloomberg Barclays High Yield Bond ETF	52,832

Portfolio of Investments | 4

				Market
Number				Value
of Shares	Security			(000)

906,900	Vanguard Mortgage-Backed Securities ETF			$46,642
227,700	Vanguard Short-Term Bond ETF			17,827
1,465,300	Vanguard Short-Term Corporate Bond ETF (k)			114,879
762,700	Vanguard Total Bond Market ETF			60,497
	Total Fixed-Income Exchange-Traded Funds (cost: $355,870)			352,689

Principal
Amount	Coupon
(000)		Rate	Maturity

	MUNICIPAL OBLIGATIONS (0.0%)
	Texas (0.0%)
$150	Ector County Hospital District	6.80%	9/15/2025	153
300	Ector County Hospital District	7.18	9/15/2035	303
				456
	Total Municipal Obligations (cost: $456)			456
	U.S. GOVERNMENT AGENCY ISSUES (8.5%)(n)
	Commercial Mortgage-Backed Securities (1.4%)
3,750	Fannie Mae (+)	2.15	1/25/2023	3,616
14,000	Freddie Mac (+)	3.00	12/25/2025	13,807
8,400	Freddie Mac (+)	3.33(c)	5/25/2025	8,493
9,000	Freddie Mac (+)	3.51	4/25/2030	8,968
4,285	Freddie Mac (+)	3.70(c)	1/25/2033	4,365
				39,249
	Mortgage-Backed Pass-Through Securities (7.1%)
5,913	Fannie Mae (+)	4.00	11/01/2045	6,031
13,944	Freddie Mac (+)	3.00	4/01/2046	13,520
37,342	Freddie Mac (+)	3.00	6/01/2046	36,208
4,237	Freddie Mac (+)	3.00	8/01/2046	4,108
12,948	Freddie Mac (+)	3.00	1/01/2047	12,543
12,597	Freddie Mac (+)(i)	3.00	1/01/2047	12,213
38,787	Freddie Mac (+)	3.00	3/01/2047	37,602
8,330	Freddie Mac (+)(i)	3.00	4/01/2047	8,073
25,697	Freddie Mac (+)(i)	3.00	4/01/2047	24,904
14,146	Freddie Mac (+)(i)	3.00	6/01/2047	13,710
22,688	Freddie Mac (+)	3.50	4/01/2046	22,620
7,829	Freddie Mac (+)(i)	3.50	4/01/2048	7,794
9,915	Freddie Mac (+)(i)	4.00	7/01/2048	10,110
6	Ginnie Mae I Pool	6.50	4/15/2024	7
				209,443
	Total U.S. Government Agency Issues (cost: $256,364)			248,692
	U.S. TREASURY SECURITIES (13.7%)
	Bonds (5.8%)(o)
15,820	— , 8/15/2044 (STRIPS Principal) (Zero Coupon)			7,282
15,000	3.00%, 11/15/2044			14,987
59,700	3.00%, 5/15/2045			59,643
5,000	3.00%, 5/15/2047			4,992
82,200	3.13%, 8/15/2044			83,969
				170,873
	Inflation-Indexed Notes (0.8%)
25,516	0.13%, 4/15/2021			25,051
	Notes (7.1%)(o)
63,000	1.13%, 2/28/2021 (p)			60,672
1,970	1.63%, 8/15/2022			1,889

5| USAA Cornerstone Moderately Aggressive Fund

Principal		Market
Amount		Value
(000)	Security	(000)

$390	1.63%, 11/15/2022	$373
29,000	1.63%, 4/30/2023	27,601
52,000	1.63%, 2/15/2026	47,854
6,000	1.88%, 7/31/2022	5,811
1,000	2.25%, 11/15/2024	970
5,000	2.25%, 11/15/2025	4,818
30,800	2.25%, 11/15/2027	29,308
1,800	2.38%, 8/15/2024	1,760
8,100	2.38%, 5/15/2027	7,813
10,000	2.50%, 6/30/2020	9,979
1,000	2.75%, 11/15/2023	1,000
7,800	2.75%, 2/15/2028	7,732
		207,580
	Total U.S. Treasury Securities (cost: $409,320)	403,504
	Total Bonds (cost: $1,254,531)	1,235,520

Number
of Shares

	U.S. EQUITY SECURITIES (27.2%)
	COMMON STOCKS (21.1%)
	Consumer Discretionary (3.0%)
	Advertising (0.1%)
25,430	Omnicom Group, Inc.	1,763
	Apparel Retail (0.5%)
7,060	Buckle, Inc.	182
5,470	Foot Locker, Inc.	270
158,830	Gap, Inc.	4,820
100,780	L Brands, Inc.	2,664
28,040	Ross Stores, Inc.	2,686
29,340	TJX Companies, Inc.	3,226
		13,848
	Apparel, Accessories & Luxury Goods (0.1%)
15,380	Ralph Lauren Corp.	2,043
	Auto Parts & Equipment (0.0%)
21,940	Dana, Inc.	429
9,790	Tenneco, Inc.	419
		848
	Automobile Manufacturers (0.1%)
194,870	Ford Motor Co.	1,847
	Automotive Retail (0.0%)
2,650	Asbury Automotive Group, Inc.(q)	197
2,550	Group 1 Automotive, Inc.	197
2,460	Lithia Motors, Inc. "A"	213
4,070	Penske Automotive Group, Inc.	214
		821
	Broadcasting (0.0%)
62,010	Entravision Communications Corp. "A"	326
4,720	Nexstar Media Group, Inc. "A"	387
32,570	TEGNA, Inc.	379
		1,092

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

Cable & Satellite (0.2%)

76,780	Comcast Corp. "A"	$2,840
266,390	Sirius XM Holdings, Inc.(k)	1,891
		4,731

Casinos & Gaming (0.0%)

10,630	Boyd Gaming Corp.	387
11,480	Red Rock Resorts, Inc. "A"	375
		762

Department Stores (0.3%)

50,530	Kohl's Corp.	3,998
97,270	Macy's, Inc.	3,555
		7,553

Footwear (0.1%)

48,730 NIKE, Inc.	4,006

General Merchandise Stores (0.2%)

4,320	Big Lots, Inc.	186
53,960	Target Corp.	4,721
		4,907

Home Furnishings (0.0%)

7,360	Ethan Allen Interiors, Inc.	164
5,730	La-Z-Boy, Inc.	190
		354

Home Improvement Retail (0.2%)

29,250 Home Depot, Inc.	5,873

Homebuilding (0.0%)

13,740 TRI Pointe Group, Inc.(q)	199

Homefurnishing Retail (0.0%)

4,450 Williams-Sonoma, Inc.	313

Hotels, Resorts & Cruise Lines (0.3%)

36,610	Carnival Corp.	2,251
30,030	Hilton Worldwide Holdings, Inc.	2,331
35,640	Norwegian Cruise Line Holdings Ltd.(q)	1,911
16,880	Royal Caribbean Cruises Ltd.	2,069
		8,562

Household Appliances (0.0%)

1,760 Helen of Troy Ltd.(q)	209

Internet & Direct Marketing Retail (0.5%)

3,760	Amazon.com, Inc.(q)	7,568
1,020	Booking Holdings, Inc.(q)	1,990
5,210	Netflix, Inc.(q)	1,916
147,920	Qurate Retail, Inc.(q)	3,075
		14,549

Leisure Products (0.0%)

3,850	Brunswick Corp.	255
2,960	Sturm Ruger & Co., Inc.	194
		449

Movies & Entertainment (0.3%)

42,260 Twenty-First Century Fox, Inc. "B"	1,897

7| USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

69,950	Viacom, Inc. "B"	$2,048
35,170	Walt Disney Co.	3,940
		7,885

Restaurants (0.0%)

18,710	Bloomin' Brands, Inc.	361
2,460	Cracker Barrel Old Country Store, Inc.(k)	367
25,790	Del Taco Restaurants, Inc.(q)	333
10,120	Sonic Corp.	363
		1,424

Specialized Consumer Services (0.1%)

85,190	H&R Block, Inc.	2,305
7,760	Sotheby's(q)	373
		2,678

Specialty Stores (0.0%)

6,140	Dick's Sporting Goods, Inc.	230
7,100	Hibbett Sports, Inc.(q)	146
		376
	Total Consumer Discretionary	87,092

Consumer Staples (1.5%)

Agricultural Products (0.1%)

21,340 Ingredion, Inc.	2,157

Brewers (0.1%)

32,620 Molson Coors Brewing Co.	2,177

Distillers & Vintners (0.1%)

47,302 Brown-Forman Corp. "B"	2,470

Drug Retail (0.1%)

57,090 Walgreens Boots Alliance, Inc.	3,914

Food Distributors (0.1%)

35,770 Sysco Corp.	2,676

Food Retail (0.1%)

13,730	Ingles Markets, Inc. "A"	494
65,210	Kroger Co.	2,054
		2,548

Household Products (0.1%)

50,160	Procter & Gamble Co.	4,161
2,670	Spectrum Brands Holdings, Inc.	232
		4,393

Hypermarkets & Super Centers (0.2%)

20,650 Costco Wholesale Corp.	4,814

Packaged Foods & Meats (0.4%)

5,110	Cal-Maine Foods, Inc.	253
14,430	Flowers Foods, Inc.	291
51,350	General Mills, Inc.	2,363
72,180	Hormel Foods Corp.	2,826
20,580	Hostess Brands, Inc.(q)	242
20,400	JM Smucker Co.	2,109
20,870	McCormick & Co., Inc.	2,606
2,530	Sanderson Farms, Inc.	267

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

36,690	Tyson Foods, Inc. "A"	$2,304
		13,261

Personal Products (0.1%)

19,350	Estee Lauder Companies, Inc. "A"	2,711
3,050	Nu Skin Enterprises, Inc. "A"	243
		2,954

Tobacco (0.1%)

32,010 Altria Group, Inc.	1,873
Total Consumer Staples	43,237

Energy (1.4%)

Integrated Oil & Gas (0.1%)

23,800 Occidental Petroleum Corp.	1,901

Oil & Gas Equipment & Services (0.0%)

7,990	Mammoth Energy Services, Inc.	219
17,590	ProPetro Holding Corp.(q)	268
12,690	U.S. Silica Holdings, Inc.(k)	269
		756

Oil & Gas Exploration & Production (0.8%)

47,140	Anadarko Petroleum Corp.	3,036
103,450	Antero Resources Corp.(q)	1,915
49,630	Apache Corp.	2,175
22,410	Cimarex Energy Co.	1,893
84,820	ConocoPhillips	6,229
22,000	Continental Resources, Inc.(q)	1,451
36,930	Laredo Petroleum, Inc.(q)	306
72,340	Marathon Oil Corp.	1,556
10,150	Matador Resources Co.(q)	332
96,820	Newfield Exploration Co.(q)	2,641
57,990	Southwestern Energy Co.(q)	326
33,140	SRC Energy, Inc.(q)	309
		22,169

Oil & Gas Refining & Marketing (0.5%)

60,750	HollyFrontier Corp.	4,527
47,650	Marathon Petroleum Corp.	3,921
15,440	Par Pacific Holdings, Inc.(q)	314
7,320	PBF Energy, Inc. "A"	380
11,830	Renewable Energy Group, Inc.(q)	319
49,950	Valero Energy Corp.	5,888
		15,349

Oil & Gas Storage & Transportation (0.0%)

24,400 ONEOK, Inc.	1,608
Total Energy	41,783

Financials (2.9%)

Asset Management & Custody Banks (0.2%)

72,460	Franklin Resources, Inc.	2,300
22,280	T. Rowe Price Group, Inc.	2,582
20,770	Waddell & Reed Financial, Inc. "A"	416
		5,298

Consumer Finance (0.4%)

126,580	Ally Financial, Inc.	3,402
25,670	Capital One Financial Corp.	2,544
42,750	Discover Financial Services	3,340

9| USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

10,270	Encore Capital Group, Inc.(k),(q)	$398
7,290	Nelnet, Inc. "A"	420
67,114	Synchrony Financial	2,125
3,530	World Acceptance Corp.(q)	419
		12,648

Diversified Banks (0.3%)

32,860	J.P. Morgan Chase & Co.	3,765
86,610	U.S. Bancorp.	4,686
		8,451

Financial Exchanges & Data (0.4%)

10,230	CME Group, Inc.	1,787
18,960	Moody's Corp.	3,375
14,610	MSCI, Inc.	2,634
16,440	S&P Global, Inc.	3,404
		11,200

Investment Banking & Brokerage (0.0%)

18,710 Virtu Financial, Inc.	408

Life & Health Insurance (0.3%)

10,790	American Equity Investment Life Holding Co.	400
33,540	Athene Holding Ltd. "A"(q)	1,666
3,650	Primerica, Inc.	446
34,740	Principal Financial Group, Inc.	1,917
18,050	Prudential Financial, Inc.	1,774
28,050	Torchmark Corp.	2,466
		8,669

Other Diversified Financial Services (0.1%)

58,410 Voya Financial, Inc.	2,925

Property & Casualty Insurance (0.1%)

8,430	Employers Holdings, Inc.	387
40,610	Progressive Corp.	2,742
8,250	Universal Insurance Holdings, Inc.	368
		3,497

Regional Banks (1.0%)

6,750	Bank of Hawaii Corp.	561
14,300	BankUnited, Inc.	555
62,370	BB&T Corp.	3,222
19,240	Cadence BanCorp	544
29,160	Comerica, Inc.	2,842
5,500	Cullen/Frost Bankers, Inc.	610
37,020	East West Bancorp, Inc.	2,347
141,220	Fifth Third Bancorp	4,156
12,770	Great Western Bancorp, Inc.	556
31,380	Hope Bancorp, Inc.	549
234,520	Regions Financial Corp.	4,564
46,760	SunTrust Banks, Inc.	3,440
8,520	SVB Financial Group(q)	2,750
10,450	Western Alliance Bancorp(q)	602
67,010	Zions Bancorp.	3,571
		30,869

Thrifts & Mortgage Finance (0.1%)

13,660	Essent Group Ltd.(q)	592
6,800	Federal Agricultural Mortgage Corp. "C"	524

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

6,000	Meta Financial Group, Inc.	$520
		1,636
	Total Financials	85,601

Health Care (3.1%)

Biotechnology (0.5%)

12,070	Biogen, Inc.(q)	4,267
18,100	Celgene Corp.(q)	1,709
13,230	Concert Pharmaceuticals, Inc.(q)	209
2,850	Eagle Pharmaceuticals, Inc.(q)	197
4,220	Emergent BioSolutions, Inc.(q)	262
2,600	Enanta Pharmaceuticals, Inc.(q)	236
16,060	Exelixis, Inc.(q)	302
41,180	Gilead Sciences, Inc.	3,119
14,260	Halozyme Therapeutics, Inc.(q)	262
60,250	MiMedx Group, Inc.(k),(q)	319
6,130	Myriad Genetics, Inc.(q)	305
3,710	REGENXBIO, Inc.(q)	261
15,130	United Therapeutics Corp.(q)	1,861
		13,309

Health Care Distributors (0.3%)

36,740	AmerisourceBergen Corp.	3,305
52,830	Cardinal Health, Inc.	2,757
13,810	McKesson Corp.	1,778
13,200	Patterson Companies, Inc.	298
		8,138

Health Care Equipment (0.5%)

4,140	ABIOMED, Inc.(q)	1,683
21,760	Edwards Lifesciences Corp.(q)	3,139
4,020	Hill-Rom Holdings, Inc.	391
9,260	IDEXX Laboratories, Inc.(q)	2,352
4,230	Intuitive Surgical, Inc.(q)	2,369
3,150	Masimo Corp.(q)	371
26,880	ResMed, Inc.	2,995
3,830	STERIS plc	438
12,210	Stryker Corp.	2,069
		15,807

Health Care Facilities (0.2%)

5,000	Encompass Health Corp.	408
12,300	HCA Healthcare, Inc.	1,650
16,410	Select Medical Holdings Corp.(q)	325
18,380	Universal Health Services, Inc. "B"	2,392
		4,775

Health Care Services (0.3%)

5,750	AMN Healthcare Services, Inc.(q)	335
1,150	Chemed Corp.	372
34,910	CVS Health Corp.	2,627
10,510	Laboratory Corp. of America Holdings(q)	1,817
7,360	MEDNAX, Inc.(q)	349
19,880	Quest Diagnostics, Inc.	2,186
		7,686

Health Care Supplies (0.1%)

7,530	Align Technology, Inc.(q)	2,910
19,350	Meridian Bioscience, Inc.	304
		3,214

11 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

Life Sciences Tools & Services (0.3%)

970	Bio-Rad Laboratories, Inc. "A"(q)	$315
7,810	Bruker Corp.	278
3,970	Cambrex Corp.(q)	268
7,270	Illumina, Inc.(q)	2,580
5,730	Mettler-Toledo International, Inc.(q)	3,349
2,940	PRA Health Sciences, Inc.(q)	310
16,160	Waters Corp.(q)	3,062
		10,162

Managed Health Care (0.5%)

8,620	Anthem, Inc.	2,282
14,700	Centene Corp.(q)	2,153
13,600	Cigna Corp.	2,562
7,100	Humana, Inc.	2,366
19,950	UnitedHealth Group, Inc.	5,356
1,610	WellCare Health Plans, Inc.(q)	487
		15,206

Pharmaceuticals (0.4%)

18,950	Corcept Therapeutics, Inc.(q)	285
16,310	Lannett Co., Inc.(k),(q)	87
50,530	Mylan N.V.(q)	1,977
120,660	Pfizer, Inc.	5,010
4,630	Phibro Animal Health Corp. "A"	219
6,270	Prestige Consumer Healthcare, Inc.(q)	241
5,820	Supernus Pharmaceuticals, Inc.(q)	258
39,240	Zoetis, Inc.	3,555
		11,632
	Total Health Care	89,929

Industrials (2.1%)

Aerospace & Defense (0.1%)

7,720	Boeing Co.	2,646
6,900	Huntington Ingalls Industries, Inc.	1,687
		4,333

Agriculture & Farm Machinery (0.1%)

30,460 AGCO Corp.	1,817

Air Freight & Logistics (0.2%)

9,350	Air Transport Services Group, Inc.(q)	190
21,410	CH Robinson Worldwide, Inc.	2,057
46,450	Expeditors International of Washington, Inc.	3,404
		5,651

Airlines (0.2%)

46,250	Delta Air Lines, Inc.	2,705
33,320	Southwest Airlines Co.	2,042
21,020	United Continental Holdings, Inc.(q)	1,838
		6,585

Building Products (0.1%)

7,160	Apogee Enterprises, Inc.	352
5,300	Masonite International Corp.(q)	355
22,950	NCI Building Systems, Inc.(q)	388
29,950	Owens Corning	1,696
5,580	Patrick Industries, Inc.(q)	357
		3,148

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

Commercial Printing (0.0%)

12,400 Quad/Graphics, Inc.$ 282

Construction Machinery & Heavy Trucks (0.4%)

8,970	Allison Transmission Holdings, Inc.	445
16,030	Cummins, Inc.	2,273
6,100	Greenbrier Companies, Inc.	354
16,490	Meritor, Inc.(q)	357
35,180	PACCAR, Inc.	2,407
18,700	Wabash National Corp.	341
36,640	WABCO Holdings, Inc.(q)	4,510
		10,687

Electrical Components & Equipment (0.2%)

12,790	Acuity Brands, Inc.	1,955
13,230	Atkore International Group, Inc.(q)	362
34,150	Eaton Corp. plc	2,839
6,930	Generac Holdings, Inc.(q)	385
4,740	Regal Beloit Corp.	397
		5,938

Environmental & Facilities Services (0.1%)

31,660 Waste Management, Inc.	2,878

Industrial Machinery (0.2%)

4,450	Crane Co.	406
24,470	Dover Corp.	2,101
7,180	Hillenbrand, Inc.	368
9,510	Snap-on, Inc.	1,681
8,040	Timken Co.	391
		4,947

Office Services & Supplies (0.0%)

23,850	ACCO Brands Corp.	296
8,060	Herman Miller, Inc.	309
12,470	Knoll, Inc.	293
35,540	Pitney Bowes, Inc.	258
20,590	Steelcase, Inc. "A"	301
		1,457

Railroads (0.1%)

15,140 Union Pacific Corp.	2,280

Research & Consulting Services (0.1%)

23,010 Verisk Analytics, Inc.(q)	2,740

Trading Companies & Distributors (0.2%)

4,470	MSC Industrial Direct Co., Inc. "A"	382
8,400	Rush Enterprises, Inc. "A"	361
16,400	United Rentals, Inc.(q)	2,556
6,240	WESCO International, Inc.(q)	382
4,910	WW Grainger, Inc.	1,738
		5,419

Trucking (0.1%)

6,490	Avis Budget Group, Inc.(q)	202
13,410	Old Dominion Freight Line, Inc.	2,044
5,690	Werner Enterprises, Inc.	211
		2,457
	Total Industrials	60,619

13 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

Information Technology (5.6%)

Application Software (0.5%)

11,560	Adobe Systems, Inc.(q)	$3,046
38,950	Citrix Systems, Inc.(q)	4,441
18,340	Intuit, Inc.	4,025
9,130	Manhattan Associates, Inc.(q)	530
18,070	salesforce.com, Inc.(q)	2,759
		14,801

Communications Equipment (0.4%)

11,200	Ciena Corp.(q)	354
11,840	F5 Networks, Inc.(q)	2,239
3,460	InterDigital, Inc.	286
127,150	Juniper Networks, Inc.	3,615
18,430	Motorola Solutions, Inc.	2,366
10,100	Palo Alto Networks, Inc.(q)	2,334
		11,194

Data Processing & Outsourced Services (1.3%)

19,450	Alliance Data Systems Corp.	4,640
16,860	Broadridge Financial Solutions, Inc.	2,278
18,830	Convergys Corp.	466
11,970	CSG Systems International, Inc.	447
204,840	First Data Corp. "A"(q)	5,268
10,970	FleetCor Technologies, Inc.(q)	2,345
27,220	Mastercard, Inc. "A"	5,868
7,700	MAXIMUS, Inc.	512
20,420	Paychex, Inc.	1,496
172,050	Sabre Corp.	4,492
27,230	Square, Inc. "A"(q)	2,414
11,110	Syntel, Inc.(q)	453
27,690	Visa, Inc. "A"(k)	4,067
137,610	Western Union Co.	2,604
		37,350

Electronic Manufacturing Services (0.0%)

11,020	Jabil, Inc.	326
6,610	Methode Electronics, Inc.	262
		588

Internet Software & Services (0.3%)

21,890	Akamai Technologies, Inc.(q)	1,645
90,340	eBay, Inc.(q)	3,127
31,710	GoDaddy, Inc. "A"(q)	2,583
6,020	j2 Global, Inc.	497
2,130	Stamps.com, Inc.(q)	529
62,380	Twitter, Inc.(q)	2,194
		10,575

IT Consulting & Other Services (0.7%)

10,970	Booz Allen Hamilton Holding Corp.	561
2,660	CACI International, Inc. "A"(q)	519
43,280	Cognizant Technology Solutions Corp. "A"	3,394
39,280	DXC Technology Co.	3,578
23,010	Hackett Group, Inc.	471
43,970	International Business Machines Corp.	6,441
55,420	Leidos Holdings, Inc.	3,922
5,560	Science Applications International Corp.	502
		19,388

Semiconductor Equipment (0.1%)

11,930 Ichor Holdings Ltd.(q)	309

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)

13,340	Lam Research Corp.	$2,309
6,170	SolarEdge Technologies, Inc.(q)	296
19,530	Ultra Clean Holdings, Inc.(q)	298
		3,212

Semiconductors (0.5%)

6,990	Cirrus Logic, Inc.(q)	307
85,600	Intel Corp.	4,146
64,680	Micron Technology, Inc.(q)	3,397
7,920	NVIDIA Corp.	2,223
23,110	Skyworks Solutions, Inc.	2,110
8,630	SMART Global Holdings, Inc.(q)	285
9,390	Texas Instruments, Inc.	1,055
		13,523

Systems Software (1.0%)

93,230	CA, Inc.	4,083
26,990	Fortinet, Inc.(q)	2,261
71,460	Microsoft Corp.	8,027
99,660	Oracle Corp.	4,842
15,680	Red Hat, Inc.(q)	2,316
12,340	ServiceNow, Inc.(q)	2,423
170,580	Symantec Corp.	3,439
9,980	VMware, Inc. "A"(q)	1,530
		28,921

Technology Distributors (0.2%)

53,190	Arrow Electronics, Inc.(q)	4,124
23,250	CDW Corp.	2,036
4,890	Insight Enterprises, Inc.(q)	269
2,940	SYNNEX Corp.	285
3,300	Tech Data Corp.(q)	240
		6,954

Technology Hardware, Storage, & Peripherals (0.6%)

24,620	Apple, Inc.	5,604
222,300	Hewlett Packard Enterprise Co.	3,675
10,710	NCR Corp.(q)	304
26,390	NetApp, Inc.	2,291
88,980	Seagate Technology plc	4,764
43,330	Western Digital Corp.	2,740
		19,378
	Total Information Technology	165,884

Materials (0.5%)

Commodity Chemicals (0.1%)

12,670	AdvanSix, Inc.(q)	429
23,170	LyondellBasell Industries N.V. "A"	2,613
6,100	Trinseo S.A.	471
		3,513

Diversified Chemicals (0.1%)

26,830 Eastman Chemical Co.	2,603

Industrial Gases (0.1%)

13,700 Praxair, Inc.	2,167

Metal & Glass Containers (0.0%)

11,000	Berry Global Group, Inc.(q)	525
15,860	Silgan Holdings, Inc.	432
		957

15 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

Paper Packaging (0.1%)

31,030 WestRock Co.$ 1,709

Paper Products (0.0%)

32,130	Resolute Forest Products, Inc.(q)	442
10,570	Schweitzer-Mauduit International, Inc.	430
		872

Specialty Chemicals (0.0%)

20,440 Rayonier Advanced Materials, Inc.	427

Steel (0.1%)

24,480	Nucor Corp.	1,530
45,140	Steel Dynamics, Inc.	2,065
18,510	Warrior Met Coal, Inc.	445
		4,040
	Total Materials	16,288

Telecommunication Services (0.4%)

Alternative Carriers (0.1%)

10,060	Vonage Holdings Corp.(q)	143
51,910	Zayo Group Holdings, Inc.(q)	1,799
		1,942

Integrated Telecommunication Services (0.3%)

85,240	AT&T, Inc.	2,722
136,690	Verizon Communications, Inc.	7,432
		10,154

Wireless Telecommunication Services (0.0%)

3,250 Shenandoah Telecommunications Co.	124
Total Telecommunication Services	12,220

Utilities (0.6%)

Electric Utilities (0.3%)

72,000	Exelon Corp.	3,147
4,680	IDACORP, Inc.	458
17,800	NextEra Energy, Inc.	3,028
65,550	PPL Corp.	1,949
45,740	Spark Energy, Inc. "A"(k)	403
		8,985

Gas Utilities (0.0%)

9,640	New Jersey Resources Corp.	440
5,490	Southwest Gas Holdings, Inc.	424
		864

Multi-Utilities (0.3%)

49,920	Consolidated Edison, Inc.	3,940
53,930	Public Service Enterprise Group, Inc.	2,823
3,469	Unitil Corp.	176
		6,939
	Total Utilities	16,788
	Total Common Stocks (cost: $549,149)	619,441

EXCHANGE-TRADED FUNDS (5.1%)

50,000	Invesco S&P MidCap Low Volatility ETF	2,453
50,000	Invesco S&P SmallCap Low Volatility ETF	2,555
302,000	iShares Currency Hedged MSCI EAFE ETF(k)	8,909

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)

202,690	iShares Russell 2000 ETF	$35,069
14,000	Vanguard Mid-Cap ETF	2,319
330,370	Vanguard S&P 500 ETF	88,116
78,100	Vanguard Small-Cap Value ETF(k)	11,132
	Total Exchange-Traded Funds (cost: $128,540)	150,553

PREFERRED STOCKS (1.0%)

Consumer Staples (0.2%)

Agricultural Products (0.2%)

30,000	CHS, Inc., cumulative redeemable, 7.88% (i),(r)	876
45,000	Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a),(i),(r)	4,556
	Total Consumer Staples	5,432

Energy (0.2%)

Oil & Gas Exploration & Production (0.2%)

11,400 Chesapeake Energy Corp., 5.75%(a),(i),(r)	6,998

Financials (0.4%)

Life & Health Insurance (0.3%)

409,253 Delphi Financial Group, Inc., cumulative redeemable, 5.50%, (3 mo. LIBOR +
3.19%)(b)	9,260

Regional Banks (0.0%)

500 M&T Bank Corp., cumulative redeemable, 6.38%(i),(r)	506

Reinsurance (0.1%)

3,500 American Overseas Group Ltd., non-cumulative, 5.88%, (3 mo. LIBOR +
3.56%)(b),(d),(e),(f),(q)	875
Total Financials	10,641

Telecommunication Services (0.2%)

Alternative Carriers (0.2%)

220,000 Qwest Corp., 6.50%(k)	5,184
Total Preferred Stocks (cost: $32,170)	28,255
Total U.S. Equity Securities (cost: $709,859)	798,249

INTERNATIONAL EQUITY SECURITIES (25.5%)

COMMON STOCKS (0.1%)

Industrials (0.1%)

Industrial Machinery (0.1%)

54,730 Pentair plc	2,380

Information Technology (0.0%)

Semiconductor Equipment (0.0%)

10,720 Kulicke & Soffa Industries, Inc.	276
Total Common Stocks (cost: $2,594)	2,656

EXCHANGE-TRADED FUNDS (25.4%)

527,552	Invesco FTSE RAFI Developed Markets ex-US Portfolio	22,627
1,361,600	Invesco FTSE RAFI Emerging Markets Portfolio	28,757
2,347,975	iShares Core MSCI EAFE ETF	149,589
1,321,210	iShares Core MSCI Emerging Markets ETF	69,113
258,500	iShares Edge MSCI Min Vol EAFE ETF	18,671
260,200	iShares Edge MSCI Min Vol Emerging Markets ETF	15,393
1,392,000	iShares MSCI Canada ETF	40,090
245,771	iShares MSCI EAFE ETF	16,550
45,000	iShares MSCI Japan ETF	2,620

17 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

2,076,900	Schwab Fundamental Emerging Markets Large Company Index ETF(k)	$58,631
2,993,200	Schwab Fundamental International Large Company Index ETF	88,269
509,600	Schwab Fundamental International Small Company Index ETF	17,571
107,983	SPDR S&P Emerging Markets SmallCap ETF	5,047
56,000	USAA MSCI Emerging Markets Value Momentum Blend Index ETF(s)	2,564
4,480,000	Vanguard FTSE Developed Markets ETF	193,178
224,000	Vanguard FTSE Emerging Markets ETF	9,417
202,622	WisdomTree Emerging Markets SmallCap Dividend Fund	9,566
	Total Exchange-Traded Funds (cost: $663,588)	747,653
	Total International Equity Securities (cost: $666,182)	750,309

GLOBAL REAL ESTATE EQUITY SECURITIES (2.8%)

COMMON STOCKS (0.8%)

Financials (0.1%)

REITs - Mortgage (0.1%)

293,440	Annaly Capital Management, Inc.	3,116
24,570	Ladder Capital Corp.	427
	Total Financials	3,543

Real Estate (0.7%)

Diversified Real Estate Activities (0.0%)

6,070 RMR Group, Inc.	574

Real Estate Services (0.2%)

15,360	Altisource Portfolio Solutions S.A.(k),(q)	555
58,650	CBRE Group, Inc. "A"(q)	2,863
12,720	HFF, Inc. "A"	578
15,870	Jones Lang LaSalle, Inc.	2,420
27,250	Realogy Holdings Corp.(k)	583
		6,999

REITs - Health Care (0.1%)

12,480	LTC Properties, Inc.	580
43,070	Ventas, Inc.	2,578
		3,158

REITs - Industrial (0.2%)

60,750 Prologis, Inc.	4,081

REITs - Retail (0.0%)

23,550	Tanger Factory Outlet Centers, Inc.	567
72,460	Washington Prime Group, Inc.	561
		1,128

REITs - Specialized (0.2%)

23,250	CoreCivic, Inc.	602
23,160	GEO Group, Inc.	587
8,370	Lamar Advertising Co. "A"	645
12,500	PotlatchDeltic Corp.	604
70,780	Weyerhaeuser Co.	2,457
		4,895
	Total Real Estate	20,835
	Total Common Stocks (cost: $23,725)	24,378

EXCHANGE-TRADED FUNDS (2.0%)

683,690 Vanguard Real Estate ETF (cost: $55,458)	57,464
Total Global Real Estate Equity Securities (cost: $79,183)	81,842

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.4%) COMMON STOCKS (0.0%)

Materials (0.0%)

Gold (0.0%)

216,393 Hycroft Mining Corp.(d),(e),(f),(q) (cost: $8,130)$ 32

EXCHANGE-TRADED FUNDS (1.4%)

74,000	First Trust Global Tactical Commodity Strategy Fund			1,446
256,100	Invesco DB Commodity Index Tracking Fund(k),(q)			4,451
358,000	United States Commodity Index Fund(q)			14,918
893,000	VanEck Vectors Gold Miners ETF			16,565
101,000	VanEck Vectors Junior Gold Miners ETF			2,792
	Total Exchange-Traded Funds (cost: $45,476)			40,172
	Total Precious Metals and Commodity-Related Securities (cost: $53,606)			40,204

Principal
Amount		Coupon
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (0.8%)
	COMMERCIAL PAPER (0.4%)
$2,277	CenterPoint Energy, Inc. (a)	2.15%	9/05/2018	2,277
4,100	CNH Industrial Capital, LLC (a)	3.25	1/07/2019	4,061
3,000	CNH Industrial Capital, LLC (a)	3.25	1/08/2019	2,972
2,200	Hyundai Capital America (a)	2.10	9/04/2018	2,200
	Total Commercial Paper (cost: $11,494)			11,510

Number
of Shares

	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
12,088,473	State Street Institutional Treasury Money Market Fund Premier Class, 1.87%(i),(t)
	(cost: $12,088)			12,088
	Total Money Market Instruments (cost: $23,582)			23,598
	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
	FROM SECURITIES LOANED (0.3%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
65,219	Federated Government Obligations Fund Institutional Class, 1.85%(t)			65
247,747	Fidelity Government Portfolio Class I, 1.83%(t)			248
7,190,502	Goldman Sachs Financial Square Government Fund Institutional Class, 1.88%(t)			7,191
1,201,578	HSBC US Government Money Market Fund Class I, 1.84%(t)			1,201
1,004,590	Invesco Government & Agency Portfolio Institutional Class, 1.85%(t)			1,005
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $9,710)			9,710
	Total Investments (cost: $2,796,653)			$ 2,939,432

19 | USAA Cornerstone Moderately Aggressive Fund

					Unrealized
					Appreciation/
Number of		Expiration	Notional	Contract	(Depreciation)
Contracts	Description	Date	Amount (000)	Value (000)	(000)

FUTURES (1.0%)

LONG FUTURES

Equity Contracts

429	E-mini S&P 500	9/21/2018	USD	59,948	$62,250	$2,302
785	Euro STOXX 50	9/21/2018	EUR	27,296	30,880	(803)
186	TOPIX Index	9/13/2018	JPY	3,296,648	29,019	(651)

Total Long Futures$ 122,149 $ 848

SHORT FUTURES

Equity Contracts

227 Swiss Market Future
Index	9/21/2018	CHF (19,894)	$(20,970)	$(445)

Interest Rate Contracts

490 U.S. Treasury Bond	12/19/2018	USD (70,743)	$(70,667)	$75
Total Short Futures
			$(91,637)	$(370)
Total Futures
			$30,512	$478

Portfolio of Investments | 20

($ in 000s)		VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$36,988	$—	$36,988
Collateralized Mortgage Obligations	—	1,692	—	1,692
Commercial Mortgage Securities	—	24,318	—	24,318
Convertible Securities	—	5,344	30	5,374
Corporate Obligations	—	132,212	—	132,212
Eurodollar and Yankee Obligations	—	29,595	—	29,595
Fixed-Income Exchange-Traded Funds	352,689	—	—	352,689
Municipal Obligations	—	456	—	456
U.S. Government Agency Issues	—	248,692	—	248,692
U.S. Treasury Securities	396,222	7,282	—	403,504
U.S. Equity Securities:
Common Stocks	619,441	—	—	619,441
Exchange-Traded Funds	150,553	—	—	150,553
Preferred Stocks	—	27,380	875	28,255
International Equity Securities:
Common Stocks	2,656	—	—	2,656
Exchange-Traded Funds	747,653	—	—	747,653
Global Real Estate Equity Securities:
Common Stocks	24,378	—	—	24,378
Exchange-Traded Funds	57,464	—	—	57,464
Precious Metals and Commodity-Related Securities:
Common Stocks	—	—	32	32
Exchange-Traded Funds	40,172	—	—	40,172
Money Market Instruments:
Commercial Paper	—	11,510	—	11,510
Government & U.S. Treasury Money Market
Funds	12,088	—	—	12,088
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	9,710	—	—	9,710
Futures(1)	2,377	—	—	2,377
Total	$2,415,403	$525,469	$937	$2,941,809
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$ (1,899)	$—	$—	$ (1,899)

Total	$(1,899)	$—	$—	$(1,899)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2018, through August 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

21 | USAA Cornerstone Moderately Aggressive Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Moderately Aggressive Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 22

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on

23 | USAA Cornerstone Moderately Aggressive Fund

the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers

Notes to Portfolio of Investments | 24

are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At August 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$11,944,000	$2,584,000	$9,710,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2018, did not include master netting provisions.

25 | USAA Cornerstone Moderately Aggressive Fund

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,935,162,000 at August 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 27.4% of net assets at August 31, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Transactions with affiliated funds – The following table provides details related to the Fund's investment in the USAA Funds for the three-month period ended August 31, 2018:

Change
in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)	Distributions	depreciation	05/31/18 08/31/18
MSCI Emerging Markets Value Momentum
Blend Index ETF	$—	$—	$9	$—	$—	$(234)	$2,798	$2,564

(a) Includes reinvestment of distributions from dividend income and realized gains.

G.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

H.Upcoming Accounting Pronouncements

Notes to Portfolio of Investments | 26

In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The

27 | USAA Cornerstone Moderately Aggressive Fund

purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR	London Interbank Offered Rate
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Notes to Portfolio of Investments | 28

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2018.

(c)Stated interest rates may change slightly over time as underlying mortgages paydown.

(d)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(e)Security was fair valued at August 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $937,000, which represented less than 0.1% of the Fund's net assets.

(f)Security was classified as Level 3.

(g)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(h)All of the coupon is PIK.

(i)The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2018.

(j)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(k)The security, or a portion thereof, was out on loan as of August 31, 2018.

(l)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(m)At August 31, 2018, the issuer was in default with respect to interest and/or principal payments.

29 | USAA Cornerstone Moderately Aggressive Fund

(n)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(o)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(p)Securities with a value of $9,630,000 are segregated as collateral for initial margin requirements on open futures contracts.

(q)Non-income-producing security.

(r)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(s)Investment in affiliated exchange-traded fund.

(t)Rate represents the money market fund annualized seven-day yield at August 31, 2018.

Notes to Portfolio of Investments | 30

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND AUGUST 31, 2018

(Form N-Q)

97457 -1018	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderately Conservative Fund

August 31, 2018 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (59.2%)

ASSET-BACKED SECURITIES (1.8%)

Financials (1.8%)

Asset-Backed Financing (1.8%)

$143	Americredit Automobile Receivables Trust	3.15%	3/20/2023 $	143
480	Americredit Automobile Receivables Trust	3.50	1/18/2024	481
375	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.96	7/20/2020	374
233	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.75	7/20/2020	234
608	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.50	2/20/2021	603
324	Credit Acceptance Auto Loan Trust(a)	4.29	11/15/2024	327
329	Credit Acceptance Auto Loan Trust(a)	3.55	8/15/2027	329
240	Element Rail Leasing I, LLC(a)	3.67	4/19/2044	240
200	Navient Student Loan Trust (1 mo. LIBOR
	+ 1.50%)	3.56(b)	8/25/2050	200
96	NP SPE II, LLC(a)	3.37	10/21/2047	95
560	OSCAR U.S. Funding Trust IX, LLC(a)	3.63	9/10/2025	566
227	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	225
320	Synchrony Credit Card Master Note Trust	2.95	5/15/2024	314
	Total Financials			4,131
	Total Asset-Backed Securities (cost: $4,113)			4,131

COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

Financials (0.3%)

41	Sequoia Mortgage Trust (1 mo. LIBOR +
	0.90%)	2.98(b)	9/20/2033	40
707	Structured Asset Mortgage Investments
	Trust (1 mo. LIBOR + 0.50%)	2.58(b)	7/19/2035	664
36	Wells Fargo Mortgage Backed Securities
	Trust	4.05(c)	4/25/2035	35
	Total Financials			739
	Total Collateralized Mortgage Obligations (cost: $776)			739

COMMERCIAL MORTGAGE SECURITIES (1.0%)

Financials (1.0%)

Commercial Mortgage-Backed Securities (0.8%)

163	Banc of America Commercial Mortgage
	Trust	5.86(c)	7/10/2044	69
38	Banc of America Commercial Mortgage
	Trust	6.79(c)	2/10/2051	38
110	Bear Stearns Commercial Mortgage
	Securities Trust (a)	5.66(c)	9/11/2041	111
8	Commercial Mortgage Trust	5.38	12/10/2046	8

1| USAA Cornerstone Moderately Conservative Fund

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)

	$305	Credit Suisse Commercial Mortgage Trust
		(1 mo. LIBOR + 0.19%)	2.25%(b)	2/15/2040 $	303
	830	FREMF Mortgage Trust (a)	3.68(c)	8/25/2045	832
	88	GE Capital Commercial Mortgage Corp.	5.61(c)	12/10/2049	88
	18	GMAC Commercial Mortgage Securities,
		Inc.	4.97	12/10/2041	18
	382	J.P.Morgan Chase Commercial Mortgage
		Securities Trust	5.37	5/15/2047	382
					1,849

Interest-Only Commercial Mortgage Backed Securities (0.2%)

3,213	CSAIL Commercial Mortgage Trust (d)	1.96(c)	1/15/2049	302
2,720	UBS Commercial Mortgage Trust (a),(d)	2.26(c)	5/10/2045	164
				466
	Total Financials			2,315
	Total Commercial Mortgage Securities (cost: $2,408)			2,315

CONVERTIBLE SECURITIES (0.3%)

Materials (0.3%)

Gold (0.3%)

675	Hycroft Mining Corp.(d),(e),(f),(g)	15.00(h)	10/22/2020	20
700	Pretium Resources, Inc.	2.25	3/15/2022	645
	Total Materials			665
	Total Convertible Securities (cost: $1,327)			665

CORPORATE OBLIGATIONS (6.4%)

Consumer Discretionary (0.9%)

Automobile Manufacturers (0.3%)

700 Hyundai Capital America (a)	3.75	7/08/2021	699

Motorcycle Manufacturers (0.3%)

700 Harley-Davidson Financial Services,
Inc. (a)	3.55	5/21/2021	700

Specialty Stores (0.3%)

593 Academy Ltd. (1 mo. LIBOR + 4.00%) (i)	6.08	7/01/2022	490
Total Consumer Discretionary			1,889

Energy (1.5%)

Oil & Gas Storage & Transportation (1.5%)

650	Enbridge Energy Partners, LP	7.38	10/15/2045	855
400	Energy Transfer Partners, LP (3 mo.
	LIBOR + 3.02%)	5.36(b)	11/01/2066	360
700	EQT Midstream Partners, LP	4.75	7/15/2023	711
200	Martin Midstream Partners, LP / Martin
	Midstream Finance Corp.	7.25	2/15/2021	200
800	Rockies Express Pipeline, LLC (a)	6.00	1/15/2019	809
200	Southern Union Co. (3 mo. LIBOR +
	3.02%)	5.36(b)	11/01/2066	171
300	Tallgrass Energy Partners, LP / Tallgrass
	Energy Finance Corp. (a)	5.50	9/15/2024	308
	Total Energy			3,414

Financials (3.2%)

Asset Management & Custody Banks (0.5%)

350	Ares Capital Corp.	3.63	1/19/2022	343
900	Prospect Capital Corp.	5.00	7/15/2019	916
				1,259

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Life & Health Insurance (0.6%)

$700	Athene Holding Ltd.	4.13%	1/12/2028	$659
600	Prudential Financial, Inc. (3 mo. LIBOR +
	3.92%)	5.63(j)	6/15/2043	628
				1,287

Multi-Line Insurance (0.5%)

1,100 Nationwide Mutual Insurance Co. (3 mo.
LIBOR + 2.29%) (a)	4.63(b)	12/15/2024	1,100

Property & Casualty Insurance (0.7%)

700	Allstate Corp. (3 mo. LIBOR + 2.94%)	5.75(j)	8/15/2053	732
332	AmTrust Financial Services, Inc. (k)	6.13	8/15/2023	324
550	HSB Group, Inc. (3 mo. LIBOR + 0.91%)	3.25(b)	7/15/2027	491
				1,547

Regional Banks (0.9%)

100	Compass Bank	3.88	4/10/2025	97
1,000	Cullen/Frost Capital Trust II (3 mo. LIBOR
	+ 1.55%)	3.87(b)	3/01/2034	853
100	First Maryland Capital Trust I (3 mo.
	LIBOR + 1.00%)	3.34(b)	1/15/2027	95
1,000	SunTrust Capital I (3 mo. LIBOR + 0.67%)	2.98(b)	5/15/2027	938
				1,983
	Total Financials			7,176

Health Care (0.2%)

Health Care Facilities (0.2%)

600 Community Health Systems, Inc.	6.88	2/01/2022	309

Industrials (0.4%)

Airlines (0.1%)

148 Continental Airlines, Inc. Pass-Through
Trust "B"	6.25	10/11/2021	152

Electrical Components & Equipment (0.0%)

100 Artesyn Embedded Technologies, Inc. (a)	9.75	10/15/2020	96

Trucking (0.3%)

700 Ryder System, Inc.	3.50	6/01/2021	703
Total Industrials			951

Utilities (0.2%)

Electric Utilities (0.2%)

467 NextEra Energy Capital Holdings, Inc.	3.34	9/01/2020	469
Total Corporate Obligations (cost: $13,934)			14,208

EURODOLLAR AND YANKEE OBLIGATIONS (1.3%)

Consumer Discretionary (0.3%)

Automobile Manufacturers (0.3%)

700 BMW U.S. Capital, LLC (a)	3.25	8/14/2020	703

Energy (0.7%)

Integrated Oil & Gas (0.6%)

700	Petrobras Global Finance B.V.	5.38	1/27/2021	713
700	Petroleos Mexicanos	5.38	3/13/2022	717
				1,430

3| USAA Cornerstone Moderately Conservative Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Oil & Gas Drilling (0.1%)

$912 Schahin II Finance Co. SPV Ltd. (a),(l)	5.88%	9/25/2023 $	137
Total Energy			1,567

Financials (0.1%)

Property & Casualty Insurance (0.1%)

250 QBE Capital Funding III Ltd. (USD Swap
Semi-Annual 30/360 10 YR + 4.05%) (a)	7.25(j)	5/24/2041	271

Materials (0.2%)

Gold (0.2%)

300 Newcrest Finance Pty. Ltd. (a)	4.45	11/15/2021	304
Total Eurodollar and Yankee Obligations (cost: $3,429)			2,845

Number

of Shares

FIXED-INCOME EXCHANGE-TRADED FUNDS (14.3%)

16,600	Invesco Fundamental High Yield Corporate Bond ETF			308
61,150	iShares iBoxx $ High Yield Corporate Bond ETF (k)			5,281
2,200	iShares Short-Term Corporate Bond ETF			114
135,990	SPDR Bloomberg Barclays High Yield Bond ETF			4,896
63,300	Vanguard Mortgage-Backed Securities ETF			3,255
38,000	Vanguard Short-Term Bond ETF			2,975
81,800	Vanguard Short-Term Corporate Bond ETF			6,413
110,000	Vanguard Total Bond Market ETF			8,725
	Total Fixed-Income Exchange-Traded Funds (cost: $32,295)			31,967

Principal
Amount		Coupon
(000)		Rate	Maturity

	U.S. GOVERNMENT AGENCY ISSUES (13.6%)(m)
	Commercial Mortgage-Backed Securities (1.4%)
$500	Fannie Mae (+)	2.15	1/25/2023	482
1,100	Freddie Mac (+)	3.33(c)	5/25/2025	1,112
1,000	Freddie Mac (+)	3.51	4/25/2030	997
536	Freddie Mac (+)	3.70(c)	1/25/2033	546
				3,137
	Mortgage-Backed Pass-Through Securities (12.2%)
1,576	Freddie Mac (+)	3.00	4/01/2046	1,528
3,734	Freddie Mac (+)	3.00	6/01/2046	3,621
1,708	Freddie Mac (+)	3.00	9/01/2046	1,656
861	Freddie Mac (+)	3.00	10/01/2046	835
1,743	Freddie Mac (+)	3.00	11/01/2046	1,690
4,018	Freddie Mac (+)	3.00	1/01/2047	3,893
2,699	Freddie Mac (+)	3.00	1/01/2047	2,617
4,860	Freddie Mac (+)	3.00	3/01/2047	4,711
4,796	Freddie Mac (+)	3.50	4/01/2046	4,781
1,957	Freddie Mac (+)	3.50	4/01/2048	1,948
				27,280
	Total U.S. Government Agency Issues (cost: $31,485)			30,417

Portfolio of Investments | 4

Principal		Market
Amount		Value
(000)	Security	(000)

U.S. TREASURY SECURITIES (20.2%)(n)

Bonds (7.7%)

$4,000	— , 8/15/2044 (STRIPS Principal) (Zero Coupon)	$1,842
300	2.50%, 2/15/2045	272
2,285	3.00%, 11/15/2044	2,283
3,000	3.00%, 5/15/2045	2,997
1,000	3.00%, 5/15/2047 (o)	999
8,700	3.13%, 8/15/2044	8,887
		17,280

Notes (12.5%)

7,600	1.13%, 2/28/2021 (p)	7,319
3,800	1.63%, 4/30/2023	3,617
2,000	1.63%, 2/15/2026 (o)	1,840
618	2.00%, 2/15/2023	599
800	2.25%, 11/15/2024	776
6,200	2.25%, 11/15/2025 (o)	5,974
1,000	2.25%, 2/15/2027 (o)	956
1,000	2.25%, 11/15/2027 (o)	951
1,500	2.38%, 8/15/2024	1,467
2,000	2.38%, 5/15/2027 (o)	1,929
1,500	2.50%, 5/15/2024	1,479
1,000	2.75%, 2/15/2028 (o)	991
		27,898
	Total U.S. Treasury Securities (cost: $45,962)	45,178
	Total Bonds (cost: $135,729)	132,465

Number
of Shares

	INTERNATIONAL EQUITY SECURITIES (18.3%)
	COMMON STOCKS (0.0%)
	Industrials (0.0%)
	Industrial Machinery (0.0%)
2,490	Pentair plc (cost: $105)	108
	EXCHANGE-TRADED FUNDS (18.3%)
31,400	Invesco FTSE RAFI Developed Markets ex-US ETF	1,347
87,600	Invesco FTSE RAFI Emerging Markets ETF	1,850
112,265	iShares Core MSCI EAFE ETF	7,152
45,168	iShares Core MSCI Emerging Markets ETF	2,363
30,300	iShares Edge MSCI Min Vol EAFE ETF	2,189
19,800	iShares Edge MSCI Min Vol Emerging Markets ETF	1,171
106,000	iShares MSCI Canada ETF	3,053
15,000	iShares MSCI Japan ETF	873
151,700	Schwab Fundamental Emerging Markets Large Company Index ETF	4,283
216,800	Schwab Fundamental International Large Company Index ETF	6,394
43,100	Schwab Fundamental International Small Company Index ETF	1,486
7,496	SPDR S&P Emerging Markets SmallCap ETF	350
9,770	USAA MSCI Emerging Markets Value Momentum Blend Index ETF(q)	447
169,200	Vanguard FTSE Developed Markets ETF	7,296
7,000	Vanguard FTSE Europe ETF	395
5,259	WisdomTree Emerging Markets SmallCap Dividend Fund	248
	Total Exchange-Traded Funds (cost: $38,169)	40,897
	Total International Equity Securities (cost: $38,274)	41,005

5| USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)

U.S. EQUITY SECURITIES (18.2%)

COMMON STOCKS (11.6%)

Consumer Discretionary (1.6%)

Advertising (0.0%)

1,190 Omnicom Group, Inc.$ 82

Apparel Retail (0.3%)

7,390	Gap, Inc.	224
4,690	L Brands, Inc.	124
1,300	Ross Stores, Inc.	124
1,360	TJX Companies, Inc.	150
		622

Apparel, Accessories & Luxury Goods (0.0%)

720 Ralph Lauren Corp.	96

Automobile Manufacturers (0.0%)

9,000 Ford Motor Co.	85

Cable & Satellite (0.1%)

3,630	Comcast Corp. "A"	134
12,600	Sirius XM Holdings, Inc.(k)	90
		224

Department Stores (0.2%)

2,350	Kohl's Corp.	186
4,530	Macy's, Inc.	165
		351

Footwear (0.1%)

2,270 NIKE, Inc.	187

General Merchandise Stores (0.1%)

2,520 Target Corp.	221

Home Improvement Retail (0.1%)

1,360 Home Depot, Inc.	273

Hotels, Resorts & Cruise Lines (0.2%)

1,660	Carnival Corp.	102
1,400	Hilton Worldwide Holdings, Inc.	109
1,600	Norwegian Cruise Line Holdings Ltd.(r)	86
770	Royal Caribbean Cruises Ltd.	94
		391

Internet & Direct Marketing Retail (0.3%)

170	Amazon.com, Inc.(r)	342
50	Booking Holdings, Inc.(r)	98
230	Netflix, Inc.(r)	85
6,990	Qurate Retail, Inc.(r)	145
		670

Movies & Entertainment (0.2%)

1,960	Twenty-First Century Fox, Inc. "B"	88
3,250	Viacom, Inc. "B"	95
1,640	Walt Disney Co.	184
		367

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

Specialized Consumer Services (0.0%)

3,960 H&R Block, Inc.	$107
Total Consumer Discretionary	3,676

Consumer Staples (0.9%)

Agricultural Products (0.0%)

980 Ingredion, Inc.	99

Brewers (0.0%)

1,550 Molson Coors Brewing Co.	103

Distillers & Vintners (0.1%)

2,132 Brown-Forman Corp. "B"	111

Drug Retail (0.1%)

2,670 Walgreens Boots Alliance, Inc.	183

Food Distributors (0.1%)

1,680 Sysco Corp.	126

Food Retail (0.0%)

3,060 Kroger Co.	96

Household Products (0.1%)

2,290 Procter & Gamble Co.	190

Hypermarkets & Super Centers (0.1%)

960 Costco Wholesale Corp.	224

Packaged Foods & Meats (0.3%)

2,350	General Mills, Inc.	108
3,380	Hormel Foods Corp.	133
910	JM Smucker Co.	94
970	McCormick & Co., Inc.	121
1,770	Tyson Foods, Inc. "A"	111
		567

Personal Products (0.1%)

890 Estee Lauder Companies, Inc.	125

Tobacco (0.0%)

1,480 Altria Group, Inc.	87
Total Consumer Staples	1,911

Energy (0.8%)

Integrated Oil & Gas (0.1%)

1,100 Occidental Petroleum Corp.	88

Oil & Gas Exploration & Production (0.4%)

2,180	Anadarko Petroleum Corp.	140
4,840	Antero Resources Corp.(r)	90
2,320	Apache Corp.	102
1,030	Cimarex Energy Co.	87
3,930	ConocoPhillips	289
1,020	Continental Resources, Inc.(r)	67
3,380	Marathon Oil Corp.	73
4,530	Newfield Exploration Co.(r)	123
		971

7| USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)

Oil & Gas Refining & Marketing (0.3%)

2,850	HollyFrontier Corp.	$212
2,210	Marathon Petroleum Corp.	182
2,300	Valero Energy Corp.	271
		665

Oil & Gas Storage & Transportation (0.0%)

1,120 ONEOK, Inc.	74
Total Energy	1,798

Financials (1.6%)

Asset Management & Custody Banks (0.1%)

3,330	Franklin Resources, Inc.	106
1,040	T. Rowe Price Group, Inc.	120
		226

Consumer Finance (0.2%)

5,920	Ally Financial, Inc.	159
1,190	Capital One Financial Corp.	118
2,000	Discover Financial Services	156
3,127	Synchrony Financial	99
		532

Diversified Banks (0.2%)

1,530	J.P. Morgan Chase & Co.	175
4,030	U.S. Bancorp.	218
		393

Financial Exchanges & Data (0.2%)

470	CME Group, Inc.	82
870	Moody's Corp.	155
690	MSCI, Inc.	125
750	S&P Global, Inc.	155
		517

Life & Health Insurance (0.2%)

1,550	Athene Holding Ltd. "A"(r)	77
1,610	Principal Financial Group, Inc.	89
830	Prudential Financial, Inc.	82
1,290	Torchmark Corp.	113
		361

Other Diversified Financial Services (0.1%)

2,720 Voya Financial, Inc.	136

Property & Casualty Insurance (0.0%)

1,900 Progressive Corp.	128

Regional Banks (0.6%)

2,880	BB&T Corp.	149
1,350	Comerica, Inc.	132
1,720	East West Bancorp, Inc.	109
6,560	Fifth Third Bancorp	193
10,910	Regions Financial Corp.	212
2,170	SunTrust Banks, Inc.	160
390	SVB Financial Group(r)	126
3,120	Zions Bancorp.	166
		1,247
	Total Financials	3,540

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

Health Care (1.7%)

Biotechnology (0.2%)

570	Biogen, Inc.(r)	$202
840	Celgene Corp.(r)	79
1,850	Gilead Sciences, Inc.	140
730	United Therapeutics Corp.(r)	90
		511

Health Care Distributors (0.2%)

1,680	AmerisourceBergen Corp.	151
2,470	Cardinal Health, Inc.	129
710	McKesson Corp.	91
		371

Health Care Equipment (0.3%)

180	ABIOMED, Inc.(r)	73
990	Edwards Lifesciences Corp.(r)	143
420	IDEXX Laboratories, Inc.(r)	107
190	Intuitive Surgical, Inc.(r)	106
1,230	ResMed, Inc.	137
560	Stryker Corp.	95
		661

Health Care Facilities (0.1%)

570	HCA Healthcare, Inc.	76
850	Universal Health Services, Inc. "B"	111
		187

Health Care Services (0.1%)

1,660	CVS Health Corp.	125
480	Laboratory Corp. of America Holdings(r)	83
940	Quest Diagnostics, Inc.	103
		311

Health Care Supplies (0.1%)

350 Align Technology, Inc.(r)	135

Life Sciences Tools & Services (0.2%)

340	Illumina, Inc.(r)	121
260	Mettler-Toledo International, Inc.(r)	152
740	Waters Corp.(r)	140
		413

Managed Health Care (0.3%)

410	Anthem, Inc.	109
680	Centene Corp.(r)	100
640	Cigna Corp.	120
320	Humana, Inc.	107
910	UnitedHealth Group, Inc.	244
		680

Pharmaceuticals (0.2%)

2,350	Mylan N.V.(r)	92
5,590	Pfizer, Inc.	232
1,830	Zoetis, Inc.	166
		490
	Total Health Care	3,759

9| USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)

Industrials (1.1%)

Aerospace & Defense (0.1%)

360	Boeing Co.	$124
320	Huntington Ingalls Industries, Inc.	78
		202

Agriculture & Farm Machinery (0.0%)

1,400 AGCO Corp.	83

Air Freight & Logistics (0.1%)

990	CH Robinson Worldwide, Inc.	95
2,190	Expeditors International of Washington, Inc.	161
		256

Airlines (0.1%)

2,130	Delta Air Lines, Inc.	125
1,540	Southwest Airlines Co.	94
970	United Continental Holdings, Inc.(r)	85
		304

Building Products (0.0%)

1,370 Owens Corning	78

Construction Machinery & Heavy Trucks (0.2%)

730	Cummins, Inc.	103
1,630	PACCAR, Inc.	112
1,730	WABCO Holdings, Inc.(r)	213
		428

Electrical Components & Equipment (0.1%)

580	Acuity Brands, Inc.	89
1,570	Eaton Corp. plc	130
		219

Environmental & Facilities Services (0.1%)

1,450 Waste Management, Inc.	132

Industrial Machinery (0.1%)

1,310	Dover Corp.	112
440	Snap-on, Inc.	78
		190

Railroads (0.1%)

700 Union Pacific Corp.	105

Research & Consulting Services (0.1%)

1,050 Verisk Analytics, Inc.(r)	125

Trading Companies & Distributors (0.1%)

780	United Rentals, Inc.(r)	121
220	WW Grainger, Inc.	78
		199

Trucking (0.0%)

610 Old Dominion Freight Line, Inc.	93
Total Industrials	2,414

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

Information Technology (3.2%)

Application Software (0.3%)

520	Adobe Systems, Inc.(r)	$137
1,820	Citrix Systems, Inc.(r)	207
850	Intuit, Inc.	187
820	salesforce.com, Inc.(r)	125
		656

Communications Equipment (0.2%)

560	F5 Networks, Inc.(r)	106
5,830	Juniper Networks, Inc.	166
860	Motorola Solutions, Inc.	110
460	Palo Alto Networks, Inc.(r)	106
		488

Data Processing & Outsourced Services (0.7%)

900	Alliance Data Systems Corp.	215
780	Broadridge Financial Solutions, Inc.	105
9,560	First Data Corp. "A"(r)	246
510	FleetCor Technologies, Inc.(r)	109
1,250	Mastercard, Inc. "A"	269
940	Paychex, Inc.	69
8,030	Sabre Corp.	210
1,410	Square, Inc. "A"(r)	125
1,270	Visa, Inc. "A"	187
6,410	Western Union Co.	121
		1,656

Internet Software & Services (0.2%)

1,070	Akamai Technologies, Inc.(r)	80
4,210	eBay, Inc.(r)	146
1,480	GoDaddy, Inc. "A"(r)	120
2,920	Twitter, Inc.(r)	103
		449

IT Consulting & Other Services (0.4%)

2,000	Cognizant Technology Solutions Corp. "A"	157
1,850	DXC Technology Co.	168
2,050	International Business Machines Corp.	300
2,510	Leidos Holdings, Inc.	178
		803

Semiconductor Equipment (0.0%)

600 Lam Research Corp.	104

Semiconductors (0.3%)

4,020	Intel Corp.	195
3,030	Micron Technology, Inc.(r)	159
370	NVIDIA Corp.	104
1,060	Skyworks Solutions, Inc.	97
440	Texas Instruments, Inc.	49
		604

Systems Software (0.6%)

4,280	CA, Inc.	187
1,250	Fortinet, Inc.(r)	105
3,280	Microsoft Corp.	368
4,560	Oracle Corp.	222
740	Red Hat, Inc.(r)	109
570	ServiceNow, Inc.(r)	112
7,990	Symantec Corp.	161

11 | USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)

460	VMware, Inc. "A"(r)	$71
		1,335

Technology Distributors (0.1%)

2,450	Arrow Electronics, Inc.(r)	190
1,070	CDW Corp.	94
		284

Technology Hardware, Storage, & Peripherals (0.4%)

1,150	Apple, Inc.	262
10,250	Hewlett Packard Enterprise Co.	169
1,240	NetApp, Inc.	108
4,170	Seagate Technology plc	223
1,990	Western Digital Corp.	126
		888
	Total Information Technology	7,267

Materials (0.2%)

Diversified Chemicals (0.1%)

1,250 Eastman Chemical Co.	121

Industrial Gases (0.0%)

640 Praxair, Inc.	101

Steel (0.1%)

1,120	Nucor Corp.	70
2,050	Steel Dynamics, Inc.	94
		164
	Total Materials	386

Telecommunication Services (0.2%)

Alternative Carriers (0.0%)

2,430 Zayo Group Holdings, Inc.(r)	84

Integrated Telecommunication Services (0.2%)

4,010	AT&T, Inc.	128
6,350	Verizon Communications, Inc.	346
		474
	Total Telecommunication Services	558

Utilities (0.3%)

Electric Utilities (0.2%)

3,310	Exelon Corp.	145
820	NextEra Energy, Inc.	139
3,020	PPL Corp.	90
		374

Multi-Utilities (0.1%)

2,290	Consolidated Edison, Inc.	181
2,500	Public Service Enterprise Group, Inc.	131
		312
	Total Utilities	686
	Total Common Stocks (cost: $23,104)	25,995

EXCHANGE-TRADED FUNDS (4.6%)

1,200	iShares Core S&P 500 ETF	351
12,280	iShares Russell 2000 ETF(k)	2,125
13,160	Vanguard S&P 500 ETF	3,510
28,400	Vanguard Small-Cap Value ETF	4,048

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

2,180	Vanguard Total Stock Market ETF	$327
	Total Exchange-Traded Funds (cost: $8,291)	10,361

PREFERRED STOCKS (2.0%)

Consumer Staples (0.7%)

Agricultural Products (0.7%)

32,000	CHS, Inc., cumulative redeemable, 7.88% , acquired 9/19/13; cost $800(s)	935
5,000	Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a),(s)	506
	Total Consumer Staples	1,441

Energy (0.3%)

Oil & Gas Exploration & Production (0.3%)

1,220 Chesapeake Energy Corp., 5.75%(a),(s)	749

Financials (0.8%)

Life & Health Insurance (0.3%)

27,414 Delphi Financial Group, Inc., cumulative redeemable, 5.50%, (3 mo. LIBOR +
3.19%)(b)	620

Regional Banks (0.5%)

1,035 M&T Bank Corp., cumulative redeemable, 6.38%(s)	1,048
Total Financials	1,668

Telecommunication Services (0.2%)

Alternative Carriers (0.2%)

20,000 Qwest Corp., 6.50%	471
Total Preferred Stocks (cost: $4,499)	4,329
Total U.S. Equity Securities (cost: $35,894)	40,685

GLOBAL REAL ESTATE EQUITY SECURITIES (2.1%)

COMMON STOCKS (0.4%)

Financials (0.1%)

REITs - Mortgage (0.1%)

13,700 Annaly Capital Management, Inc.	145

Real Estate (0.3%)

Real Estate Services (0.1%)

2,750	CBRE Group, Inc. "A"(r)	134
730	Jones Lang LaSalle, Inc.	112
		246

REITs - Health Care (0.1%)

1,990 Ventas, Inc.	119

REITs - Industrial (0.1%)

2,850 Prologis, Inc.	192

REITs - Specialized (0.0%)

3,210 Weyerhaeuser Co.	111
Total Real Estate	668
Total Common Stocks (cost: $797)	813

EXCHANGE-TRADED FUNDS (1.7%)

46,010 Vanguard Real Estate ETF (cost: $3,731)	3,867
Total Global Real Estate Equity Securities (cost: $4,528)	4,680

13 | USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.3%) COMMON STOCKS (0.1%)

Materials (0.1%)

Commodity Chemicals (0.1%)

1,100 LyondellBasell Industries N.V.$ 124

Gold (0.0%)

24,262 Hycroft Mining Corp.(d),(e),(f),(r)	4

Paper Packaging (0.0%)

1,440 WestRock Co.	79
Total Materials	207
Total Common Stocks (cost: $1,061)	207

EXCHANGE-TRADED FUNDS (1.2%)

11,700	First Trust Global Tactical Commodity Strategy Fund			229
35,900	Invesco DB Commodity Index Tracking Fund(r)			624
20,900	United States Commodity Index Fund(r)			871
33,800	VanEck Vectors Gold Miners ETF			627
8,800	VanEck Vectors Junior Gold Miners ETF			243
	Total Exchange-Traded Funds (cost: $3,011)			2,594
	Total Precious Metals and Commodity-Related Securities (cost: $4,072)			2,801

Principal
Amount		Coupon
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (0.7%)
	COMMERCIAL PAPER (0.4%)
$600	CNH Industrial Capital, LLC (a)	3.25%	1/07/2019	594
300	CNH Industrial Capital, LLC (a)	2.96	10/22/2018	299
	Total Commercial Paper (cost: $892)			893

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

678,886 State Street Institutional Treasury Money Market Fund Premier Class, 1.87%(t)
(cost: $679)	679
Total Money Market Instruments (cost: $1,571)	1,572

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.3%)

4,540,107	Goldman Sachs Financial Square Government Fund Institutional Class, 1.88%(t)	4,540
10,758	HSBC US Government Money Market Fund Class I, 1.84%(t)	11
2,818,601	Invesco Government & Agency Portfolio Institutional Class, 1.85%(t)	2,818
68,878	Western Asset Institutional Government Reserves Institutional Class, 1.84%(t)	69
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $7,438)	7,438
	Total Investments (cost: $227,506)	$230,646

Portfolio of Investments | 14

					Unrealized
					Appreciation/
Number of		Expiration	Notional	Contract	(Depreciation)
Contracts	Description	Date	Amount (000)	Value (000)	(000)

FUTURES (0.3%)

LONG FUTURES

Equity Contracts

15	E-mini S&P 500	9/21/2018	USD	2,126	$2,176	$50
58	Euro STOXX 50	9/21/2018	EUR	2,017	2,282	(59)
12	TOPIX Index	9/13/2018	JPY	212,714	1,872	(42)

Total Long Futures$ 6,330 $ (51)

SHORT FUTURES

Equity Contracts

15 Swiss Market Future
Index	9/21/2018	CHF	(1,301)	$(1,386)	$(43)

Interest Rate Contracts

29 U.S. Treasury Bond	12/19/2018	USD (4,186)	$(4,182)	$4
Total Short Futures
			$(5,568)	$(39)
Total Futures
			$762	$(90)

15 | USAA Cornerstone Moderately Conservative Fund

($ in 000s)		VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$4,131	$ —	$4,131
Collateralized Mortgage Obligations	—	739	—	739
Commercial Mortgage Securities	—	2,315	—	2,315
Convertible Securities	—	645	20	665
Corporate Obligations	—	14,208	—	14,208
Eurodollar and Yankee Obligations	—	2,845	—	2,845
Fixed-Income Exchange-Traded Funds	31,967	—	—	31,967
U.S. Government Agency Issues	—	30,417	—	30,417
U.S. Treasury Securities	43,336	1,842	—	45,178
International Equity Securities:
Common Stocks	108	—	—	108
Exchange-Traded Funds	40,897	—	—	40,897
U.S. Equity Securities:
Common Stocks	25,995	—	—	25,995
Exchange-Traded Funds	10,361	—	—	10,361
Preferred Stocks	—	4,329	—	4,329
Global Real Estate Equity Securities:
Common Stocks	813	—	—	813
Exchange-Traded Funds	3,867	—	—	3,867
Precious Metals and Commodity-Related Securities:
Common Stocks	203	—	4	207
Exchange-Traded Funds	2,594	—	—	2,594
Money Market Instruments:
Commercial Paper	—	893	—	893
Government & U.S. Treasury Money Market
Funds	679	—	—	679
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	7,438	—	—	7,438
Futures(1)	54	—	—	54
Total	$168,312	$62,364	$24	$230,700
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$ (144)	$—	$—	$ (144)

Total	$(144)	$—	$—	$(144)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2018, through August 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 16

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Moderately Conservative Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

17 | USAA Cornerstone Moderately Conservative Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options

Notes to Portfolio of Investments | 18

exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and

19 | USAA Cornerstone Moderately Conservative Fund

Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At August 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$7,293,000	$—	$7,438,000

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Notes to Portfolio of Investments | 20

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $223,675,000 at August 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 20.4% of net assets at August 31, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

F.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the three-month period ended August 31, 2018:

Change
in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost	Proceeds	Income	(Loss)	Distributions	depreciation	05/31/18 08/31/18

MSCI Emerging Markets Value Momentum
Blend Index ETF	$268	$—	$1	$—	$—	$(21)	$200	$447

G.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

H.Upcoming Accounting Pronouncements

In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

21 | USAA Cornerstone Moderately Conservative Fund

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

Notes to Portfolio of Investments | 22

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR	London Interbank Offered Rate
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2018.

(c)Stated interest rates may change slightly over time as underlying mortgages paydown.

(d)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(e)Security was fair valued at August 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $24,000, which represented less than 0.1% of the Fund's net assets.

(f)Security was classified as Level 3.

(g)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(h)All of the coupon is PIK.

(i)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(j)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(k)The security, or a portion thereof, was out on loan as of August 31, 2018.

23 | USAA Cornerstone Moderately Conservative Fund

(l)At August 31, 2018, the issuer was in default with respect to interest and/or principal payments.

(m)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(n)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(o)The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2018.

(p)Securities with a value of $963,000 are segregated as collateral for initial margin requirements on open futures contracts.

(q)Investment in affiliated exchange-traded fund.

(r)Non-income-producing security.

(s)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(t)Rate represents the money market fund annualized seven-day yield at August 31, 2018.

Notes to Portfolio of Investments | 24

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CORNERSTONE MODERATE FUND

AUGUST 31, 2018

(Form N-Q)

48048 -1018	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderate Fund

August 31, 2018 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (54.8%)

ASSET-BACKED SECURITIES (1.6%)

Financials (1.6%)

Asset-Backed Financing (1.6%)

$343	Americredit Automobile Receivables Trust	3.15%	3/20/2023 $	344
2,640	Americredit Automobile Receivables Trust	3.50	1/18/2024	2,645
1,700	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.96	7/20/2020	1,697
933	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.75	7/20/2020	935
2,704	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.50	2/20/2021	2,683
1,483	Credit Acceptance Auto Loan Trust(a)	4.29	11/15/2024	1,496
1,503	Credit Acceptance Auto Loan Trust(a)	3.55	8/15/2027	1,503
1,320	Element Rail Leasing I, LLC(a)	3.67	4/19/2044	1,320
950	Navient Student Loan Trust (1 mo. LIBOR
	+ 1.50%)	3.56(b)	8/25/2050	948
440	NP SPE II, LLC(a)	3.37	10/21/2047	434
2,560	OSCAR U.S. Funding Trust IX, LLC(a)	3.63	9/10/2025	2,585
1,109	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	1,099
411	SLM Student Loan Trust (3 mo. LIBOR +
	0.55%)	2.89(b)	10/25/2065	394
1,461	Synchrony Credit Card Master Note Trust	2.95	5/15/2024	1,435
	Total Financials			19,518
	Total Asset-Backed Securities (cost: $19,448)			19,518

COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)

Financials (0.2%)

206	Sequoia Mortgage Trust (1 mo. LIBOR +
	0.90%)	2.98(b)	9/20/2033	200
2,050	Structured Asset Mortgage Investments
	Trust (1 mo. LIBOR + 0.50%)	2.58(b)	7/19/2035	1,925
212	Wells Fargo Mortgage Backed Securities
	Trust	4.05(c)	4/25/2035	208
	Total Financials			2,333
	Total Collateralized Mortgage Obligations (cost: $2,438)			2,333

COMMERCIAL MORTGAGE SECURITIES (1.0%)

Financials (1.0%)

Commercial Mortgage-Backed Securities (0.8%)

1,323	Banc of America Commercial Mortgage
	Trust	5.86(c)	7/10/2044	557
191	Banc of America Commercial Mortgage
	Trust	6.79(c)	2/10/2051	192
369	Bear Stearns Commercial Mortgage
	Securities Trust (a)	5.66(c)	9/11/2041	372

1| USAA Cornerstone Moderate Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$21	Commercial Mortgage Trust	5.38%	12/10/2046 $	21
2,657	Credit Suisse Commercial Mortgage Trust
	(1 mo. LIBOR + 0.19%)	2.25(b)	2/15/2040	2,636
4,200	FREMF Mortgage Trust (a)	3.68(c)	8/25/2045	4,210
108	GE Capital Commercial Mortgage Corp.	5.61(c)	12/10/2049	108
88	GMAC Commercial Mortgage Securities,
	Inc.	4.97	12/10/2041	88
500	GMAC Commercial Mortgage Securities,
	Inc.	4.98(c)	12/10/2041	500
42	GMAC Commercial Mortgage Securities,
	Inc.	4.81	5/10/2043	42
954	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	5.37	5/15/2047	957
				9,683

Interest-Only Commercial Mortgage Backed Securities (0.2%)

15,223	CSAIL Commercial Mortgage Trust (d)	1.96(c)	1/15/2049	1,431
12,653	UBS Commercial Mortgage Trust (a),(d)	2.26(c)	5/10/2045	763
				2,194
	Total Financials			11,877
	Total Commercial Mortgage Securities (cost: $12,481)			11,877

CONVERTIBLE SECURITIES (0.2%)

Materials (0.2%)

Gold (0.2%)

354	Hycroft Mining Corp.(d),(e),(f),(g)	15.00(h)	10/22/2020	11
3,100	Pretium Resources, Inc.	2.25	3/15/2022	2,856
	Total Materials			2,867
	Total Convertible Securities (cost: $3,310)			2,867

CORPORATE OBLIGATIONS (7.0%)

Consumer Discretionary (0.8%)

Automobile Manufacturers (0.3%)

3,250 Hyundai Capital America (a),(i)	3.75	7/08/2021	3,247

Motorcycle Manufacturers (0.3%)

3,300 Harley-Davidson Financial Services,
Inc. (a),(i)	3.55	5/21/2021	3,300

Specialty Stores (0.2%)

2,863 Academy Ltd. (1 mo. LIBOR + 4.00%) (j)	6.08	7/01/2022	2,366
Total Consumer Discretionary			8,913

Energy (1.4%)

Oil & Gas Storage & Transportation (1.4%)

2,950	Enbridge Energy Partners, LP (i)	7.38	10/15/2045	3,880
1,900	Energy Transfer Partners, LP (3 mo.
	LIBOR + 3.02%) (i)	5.36(b)	11/01/2066	1,710
2,500	Enterprise TE Partners, LP (3 mo. LIBOR
	+ 2.78%) (i)	5.10(b)	6/01/2067	2,395
3,300	EQT Midstream Partners, LP (i)	4.75	7/15/2023	3,352
800	Martin Midstream Partners, LP / Martin
	Midstream Finance Corp. (i)	7.25	2/15/2021	802
2,500	Rockies Express Pipeline, LLC (a),(i)	6.00	1/15/2019	2,527
1,000	Southern Union Co. (3 mo. LIBOR +
	3.02%) (i)	5.36(b)	11/01/2066	854
1,400	Tallgrass Energy Partners, LP / Tallgrass
	Energy Finance Corp. (a),(i)	5.50	9/15/2024	1,438
	Total Energy			16,958

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Financials (4.1%)

Asset Management & Custody Banks (0.6%)

$1,600	Ares Capital Corp. (i)	3.63%	1/19/2022	$1,570
6,000	Prospect Capital Corp. (k)	5.00	7/15/2019	6,105
				7,675

Life & Health Insurance (0.5%)

3,200	Athene Holding Ltd. (i)	4.13	1/12/2028	3,010
2,800	Prudential Financial, Inc. (3 mo. LIBOR +
	3.92%) (i)	5.63(l)	6/15/2043	2,932
				5,942

Multi-Line Insurance (0.5%)

5,670 Nationwide Mutual Insurance Co. (3 mo.
LIBOR + 2.29%) (a),(i)	4.63(b)	12/15/2024	5,670

Multi-Sector Holdings (0.3%)

3,000 BNSF Funding Trust (3 mo. LIBOR +
2.35%) (i)	6.61(l)	12/15/2055	3,397

Property & Casualty Insurance (0.6%)

3,200	Allstate Corp. (3 mo. LIBOR + 2.94%) (i)	5.75(l)	8/15/2053	3,344
1,921	AmTrust Financial Services, Inc. (i)	6.13	8/15/2023	1,877
2,575	HSB Group, Inc. (3 mo. LIBOR +
	0.91%) (i)	3.25(b)	7/15/2027	2,298
				7,519

Regional Banks (1.6%)

1,000	Allfirst Preferred Capital Trust (3 mo.
	LIBOR + 1.50%) (i)	3.84(b)	7/15/2029	951
2,000	Compass Bank (i)	3.88	4/10/2025	1,943
4,000	Cullen/Frost Capital Trust II (3 mo. LIBOR
	+ 1.55%) (i)	3.87(b)	3/01/2034	3,410
2,850	First Maryland Capital Trust I (3 mo.
	LIBOR + 1.00%) (i)	3.34(b)	1/15/2027	2,709
2,000	Huntington Capital (3 mo. LIBOR +
	0.63%) (i)	2.97(b)	6/15/2028	1,833
2,000	Manufacturers & Traders Trust Co. (3 mo.
	LIBOR + 0.64%) (i)	2.96(b)	12/01/2021	1,996
6,000	SunTrust Capital I (3 mo. LIBOR +
	0.67%) (i)	2.98(b)	5/15/2027	5,628
				18,470
	Total Financials			48,673

Health Care (0.1%)

Health Care Facilities (0.1%)

3,000 Community Health Systems, Inc. (i)	6.88	2/01/2022	1,545

Industrials (0.3%)

Airlines (0.0%)

121 America West Airlines, Inc. Pass-Through
Trust (INS - AMBAC Assurance Corp.)(i)	7.93	7/02/2020	124

Electrical Components & Equipment (0.0%)

500 Artesyn Embedded Technologies,
Inc. (a),(i)	9.75	10/15/2020	480

3| USAA Cornerstone Moderate Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Trucking (0.3%)

$3,200 Ryder System, Inc. (i)	3.50%	6/01/2021 $	3,213
Total Industrials			3,817

Real Estate (0.1%)

REITs - Health Care (0.1%)

1,000 Sabra Health Care, LP (i)	5.13	8/15/2026	972

Utilities (0.2%)

Electric Utilities (0.2%)

2,133 NextEra Energy Capital Holdings, Inc. (i)	3.34	9/01/2020	2,143
Total Corporate Obligations (cost: $80,797)			83,021

EURODOLLAR AND YANKEE OBLIGATIONS (1.4%)

Consumer Discretionary (0.3%)

Automobile Manufacturers (0.3%)

3,200 BMW U.S. Capital, LLC (a),(i)	3.25	8/14/2020	3,211

Energy (0.6%)

Integrated Oil & Gas (0.5%)

3,100	Petrobras Global Finance B.V. (i)	5.38	1/27/2021	3,157
3,100	Petroleos Mexicanos (i)	5.38	3/13/2022	3,176
				6,333

Oil & Gas Drilling (0.0%)

1,407 Schahin II Finance Co. SPV Ltd. (a),(m)	5.88	9/25/2023	211

Oil & Gas Storage & Transportation (0.1%)

600 Transcanada Trust (3 mo. LIBOR +
3.53%) (i)	5.63(l)	5/20/2075	599
Total Energy			7,143

Financials (0.3%)

Property & Casualty Insurance (0.3%)

3,430 QBE Capital Funding III Ltd. (USD Swap
Semi-Annual 30/360 10 YR +
4.05%) (a),(i)	7.25(l)	5/24/2041	3,717

Materials (0.2%)

Gold (0.2%)

2,285 Newcrest Finance Pty. Ltd. (a),(i)	4.45	11/15/2021	2,319
Total Eurodollar and Yankee Obligations (cost: $16,932)			16,390

Number

of Shares

FIXED-INCOME EXCHANGE-TRADED FUNDS (14.9%)

44,400	Invesco Fundamental High Yield Corporate Bond Portfolio "B"	823
290,540	iShares iBoxx $ High Yield Corporate Bond ETF	25,091
28,800	iShares Short-Term Corporate Bond ETF (k)	1,497
693,880	SPDR Bloomberg Barclays High Yield Bond ETF	24,980
340,800	Vanguard Mortgage-Backed Securities ETF	17,527
918,800	Vanguard Short-Term Corporate Bond ETF (k)	72,034
456,800	Vanguard Total Bond Market ETF	36,234
	Total Fixed-Income Exchange-Traded Funds (cost: $179,689)	178,186

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

U.S. GOVERNMENT AGENCY ISSUES (11.5%)(n)

Commercial Mortgage-Backed Securities (2.0%)

$2,250	Fannie Mae (+)	2.15%	1/25/2023 $	2,169
8,300	Freddie Mac (+)	3.00	12/25/2025	8,186
5,200	Freddie Mac (+)	3.33(c)	5/25/2025	5,258
5,000	Freddie Mac (+)	3.51	4/25/2030	4,982
2,679	Freddie Mac (+)	3.70(c)	1/25/2033	2,729
				23,324

Mortgage-Backed Pass-Through Securities (9.5%)

2,957	Fannie Mae (+)(i)	4.00	11/01/2045	3,016
7,641	Freddie Mac (+)	3.00	4/01/2046	7,409
10,788	Freddie Mac (+)	3.00	6/01/2046	10,460
8,474	Freddie Mac (+)	3.00	8/01/2046	8,216
8,037	Freddie Mac (+)	3.00	1/01/2047	7,785
15,296	Freddie Mac (+)(i)	3.00	1/01/2047	14,830
16,351	Freddie Mac (+)	3.00	3/01/2047	15,851
21,109	Freddie Mac (+)	3.00	4/01/2047	20,457
9,425	Freddie Mac (+)(i)	3.00	8/01/2047	9,133
8,356	Freddie Mac (+)(i)	3.50	4/01/2046	8,331
7,829	Freddie Mac (+)(i)	3.50	4/01/2048	7,794
				113,282
	Total U.S. Government Agency Issues (cost: $140,717)			136,606

U.S. TREASURY SECURITIES (17.0%)

Bonds (7.8%)(o)

250	— , 8/15/2044 (STRIPS Principal) (Zero Coupon)	115
6,000	3.00%, 11/15/2044	5,995
38,200	3.00%, 5/15/2045	38,163
4,000	3.00%, 5/15/2047	3,994
44,100	3.13%, 8/15/2044	45,049
		93,316

Inflation-Indexed Notes (1.0%)

11,695 0.13%, 4/15/202111,482

Notes (8.2%)(o)

28,500	1.13%, 2/28/2021 (p)	27,447
17,000	1.63%, 4/30/2023	16,180
25,000	1.63%, 2/15/2026	23,007
2,000	2.25%, 11/15/2024	1,939
5,000	2.25%, 11/15/2025	4,818
5,000	2.25%, 2/15/2027	4,780
15,000	2.25%, 11/15/2027	14,273
5,000	2.75%, 2/15/2028	4,956
		97,400
	Total U.S. Treasury Securities (cost: $204,896)	202,198
	Total Bonds (cost: $660,708)	652,996

5| USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

INTERNATIONAL EQUITY SECURITIES (21.6%)

COMMON STOCKS (0.1%)

Industrials (0.1%)

Industrial Machinery (0.1%)

12,880 Pentair plc$ 560

Information Technology (0.0%)

Semiconductor Equipment (0.0%)

6,040 Kulicke & Soffa Industries, Inc.	156
Total Common Stocks (cost: $700)	716

EXCHANGE-TRADED FUNDS (21.5%)

224,400	Invesco FTSE RAFI Developed Markets ex-US Portfolio(k)	9,625
597,600	Invesco FTSE RAFI Emerging Markets Portfolio	12,621
634,860	iShares Core MSCI EAFE ETF	40,447
295,660	iShares Core MSCI Emerging Markets ETF	15,466
274,500	iShares Edge MSCI Min Vol EAFE ETF	19,827
130,400	iShares Edge MSCI Min Vol Emerging Markets ETF	7,715
570,000	iShares MSCI Canada ETF	16,416
19,000	iShares MSCI Japan ETF	1,106
856,200	Schwab Fundamental Emerging Markets Large Company Index ETF	24,171
1,389,900	Schwab Fundamental International Large Company Index ETF	40,988
231,700	Schwab Fundamental International Small Company Index ETF	7,989
34,497	SPDR S&P Emerging Markets SmallCap ETF	1,612
51,500	USAA MSCI Emerging Markets Value Momentum Blend Index ETF(q)	2,358
1,137,000	Vanguard FTSE Developed Markets ETF	49,027
47,000	Vanguard FTSE Emerging Markets ETF	1,976
38,000	Vanguard FTSE Europe ETF	2,143
59,797	WisdomTree Emerging Markets SmallCap Dividend Fund	2,823
	Total Exchange-Traded Funds (cost: $236,034)	256,310
	Total International Equity Securities (cost: $236,734)	257,026

U.S. EQUITY SECURITIES (19.5%)

COMMON STOCKS (13.9%)

Consumer Discretionary (2.0%)

Advertising (0.0%)

6,150 Omnicom Group, Inc.	426

Apparel Retail (0.3%)

3,980	Buckle, Inc.	103
3,090	Foot Locker, Inc.	152
38,030	Gap, Inc.	1,154
24,130	L Brands, Inc.	638
6,730	Ross Stores, Inc.	645
7,060	TJX Companies, Inc.	776
		3,468

Apparel, Accessories & Luxury Goods (0.1%)

3,690 Ralph Lauren Corp.	490

Auto Parts & Equipment (0.0%)

12,370	Dana, Inc.	242
5,520	Tenneco, Inc.	236
		478

Automobile Manufacturers (0.0%)

46,500 Ford Motor Co.	441

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

Automotive Retail (0.0%)

1,500	Asbury Automotive Group, Inc.(r)	$112
1,440	Group 1 Automotive, Inc.	111
1,380	Lithia Motors, Inc. "A"	119
2,290	Penske Automotive Group, Inc.	121
		463

Broadcasting (0.1%)

34,970	Entravision Communications Corp. "A"	184
2,660	Nexstar Media Group, Inc. "A"	218
18,370	TEGNA, Inc.	214
		616

Cable & Satellite (0.1%)

18,740	Comcast Corp. "A"	693
65,070	Sirius XM Holdings, Inc.(k)	462
		1,155

Casinos & Gaming (0.0%)

5,990	Boyd Gaming Corp.	218
6,470	Red Rock Resorts, Inc. "A"	211
		429

Department Stores (0.2%)

12,120	Kohl's Corp.	959
23,290	Macy's, Inc.	851
		1,810

Footwear (0.1%)

11,670 NIKE, Inc.	959

General Merchandise Stores (0.1%)

2,440	Big Lots, Inc.	105
13,030	Target Corp.	1,140
		1,245

Home Furnishings (0.0%)

4,160	Ethan Allen Interiors, Inc.	93
3,230	La-Z-Boy, Inc.	107
		200

Home Improvement Retail (0.1%)

7,000 Home Depot, Inc.	1,405

Homebuilding (0.0%)

7,750 TRI Pointe Group, Inc.(r)	112

Homefurnishing Retail (0.0%)

2,510 Williams-Sonoma, Inc.	176

Hotels, Resorts & Cruise Lines (0.2%)

8,580	Carnival Corp.	528
7,210	Hilton Worldwide Holdings, Inc.	560
8,310	Norwegian Cruise Line Holdings Ltd.(r)	445
4,010	Royal Caribbean Cruises Ltd.	491
		2,024

Household Appliances (0.0%)

990 Helen of Troy Ltd.(r)	118

7| USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

Internet & Direct Marketing Retail (0.3%)

890	Amazon.com, Inc.(r)	$1,791
250	Booking Holdings, Inc.(r)	488
1,210	Netflix, Inc.(r)	445
36,090	Qurate Retail, Inc.(r)	750
		3,474

Leisure Products (0.0%)

2,170	Brunswick Corp.	144
1,670	Sturm Ruger & Co., Inc.	110
		254

Movies & Entertainment (0.2%)

10,150	Twenty-First Century Fox, Inc. "B"	456
16,750	Viacom, Inc. "B"	491
8,430	Walt Disney Co.	944
		1,891

Restaurants (0.1%)

10,560	Bloomin' Brands, Inc.	204
1,390	Cracker Barrel Old Country Store, Inc.(k)	207
14,550	Del Taco Restaurants, Inc.(r)	188
5,710	Sonic Corp.	205
		804

Specialized Consumer Services (0.1%)

20,400	H&R Block, Inc.	552
4,370	Sotheby's(r)	210
		762

Specialty Stores (0.0%)

3,460	Dick's Sporting Goods, Inc.	130
4,010	Hibbett Sports, Inc.(r)	82
		212
	Total Consumer Discretionary	23,412

Consumer Staples (0.9%)

Agricultural Products (0.0%)

5,060 Ingredion, Inc.	511

Brewers (0.0%)

7,960 Molson Coors Brewing Co.	531

Distillers & Vintners (0.0%)

11,000 Brown-Forman Corp. "B"	574

Drug Retail (0.1%)

13,810 Walgreens Boots Alliance, Inc.	947

Food Distributors (0.1%)

8,660 Sysco Corp.	648

Food Retail (0.1%)

7,750	Ingles Markets, Inc. "A"	279
15,780	Kroger Co.	497
		776

Household Products (0.1%)

11,860 Procter & Gamble Co.	984

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

1,500	Spectrum Brands Holdings, Inc.	$130
		1,114

Hypermarkets & Super Centers (0.1%)

4,990 Costco Wholesale Corp.	1,163

Packaged Foods & Meats (0.3%)

2,880	Cal-Maine Foods, Inc.	142
8,140	Flowers Foods, Inc.	164
12,160	General Mills, Inc.	560
17,460	Hormel Foods Corp.	684
11,610	Hostess Brands, Inc.(r)	137
4,680	JM Smucker Co.	484
5,040	McCormick & Co., Inc.	629
1,430	Sanderson Farms, Inc.	151
9,110	Tyson Foods, Inc. "A"	572
		3,523

Personal Products (0.1%)

4,600	Estee Lauder Companies, Inc. "A"	645
1,720	Nu Skin Enterprises, Inc. "A"	137
		782

Tobacco (0.0%)

7,650 Altria Group, Inc.	448
Total Consumer Staples	11,017

Energy (0.9%)

Integrated Oil & Gas (0.1%)

5,680 Occidental Petroleum Corp.	454

Oil & Gas Equipment & Services (0.0%)

4,500	Mammoth Energy Services, Inc.	123
9,920	ProPetro Holding Corp.(r)	151
7,160	U.S. Silica Holdings, Inc.(k)	152
		426

Oil & Gas Exploration & Production (0.5%)

11,240	Anadarko Petroleum Corp.	724
25,000	Antero Resources Corp.(r)	463
11,970	Apache Corp.	524
5,340	Cimarex Energy Co.	451
20,220	ConocoPhillips	1,485
5,280	Continental Resources, Inc.(r)	348
20,830	Laredo Petroleum, Inc.(r)	173
17,470	Marathon Oil Corp.	376
5,720	Matador Resources Co.(r)	187
23,340	Newfield Exploration Co.(r)	637
32,710	Southwestern Energy Co.(r)	184
18,690	SRC Energy, Inc.(r)	174
		5,726

Oil & Gas Refining & Marketing (0.3%)

14,710	HollyFrontier Corp.	1,096
11,370	Marathon Petroleum Corp.	936
8,710	Par Pacific Holdings, Inc.(r)	177
4,130	PBF Energy, Inc. "A"	214
6,670	Renewable Energy Group, Inc.(r)	180
11,920	Valero Energy Corp.	1,405
		4,008

9| USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

Oil & Gas Storage & Transportation (0.0%)

5,830 ONEOK, Inc.	$384
Total Energy	10,998

Financials (2.0%)

Asset Management & Custody Banks (0.1%)

17,230	Franklin Resources, Inc.	547
5,400	T. Rowe Price Group, Inc.	626
11,720	Waddell & Reed Financial, Inc. "A"	234
		1,407

Consumer Finance (0.3%)

30,560	Ally Financial, Inc.	822
6,180	Capital One Financial Corp.	612
10,340	Discover Financial Services	808
5,790	Encore Capital Group, Inc.(k),(r)	224
4,110	Nelnet, Inc. "A"	237
16,152	Synchrony Financial	512
2,000	World Acceptance Corp.(r)	237
		3,452

Diversified Banks (0.2%)

7,840	J.P. Morgan Chase & Co.	898
20,670	U.S. Bancorp.	1,119
		2,017

Financial Exchanges & Data (0.2%)

2,430	CME Group, Inc.	425
4,500	Moody's Corp.	801
3,520	MSCI, Inc.	634
3,910	S&P Global, Inc.	810
		2,670

Investment Banking & Brokerage (0.0%)

10,550 Virtu Financial, Inc.(k)	230

Life & Health Insurance (0.2%)

6,080	American Equity Investment Life Holding Co.	226
8,030	Athene Holding Ltd. "A"(r)	399
2,060	Primerica, Inc.	252
8,340	Principal Financial Group, Inc.	460
4,330	Prudential Financial, Inc.	425
6,680	Torchmark Corp.	587
		2,349

Other Diversified Financial Services (0.1%)

13,940 Voya Financial, Inc.	698

Property & Casualty Insurance (0.1%)

4,760	Employers Holdings, Inc.	218
9,780	Progressive Corp.	660
4,660	Universal Insurance Holdings, Inc.	208
		1,086

Regional Banks (0.7%)

3,800	Bank of Hawaii Corp.	316
8,060	BankUnited, Inc.	313
14,910	BB&T Corp.	770
10,850	Cadence BanCorp	307
7,000	Comerica, Inc.	682
3,100	Cullen/Frost Bankers, Inc.	344

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

8,830	East West Bancorp, Inc.	$560
33,890	Fifth Third Bancorp	997
7,200	Great Western Bancorp, Inc.	313
17,700	Hope Bancorp, Inc.	310
56,320	Regions Financial Corp.	1,096
11,230	SunTrust Banks, Inc.	826
2,030	SVB Financial Group(r)	655
5,890	Western Alliance Bancorp(r)	340
15,990	Zions Bancorp.	852
		8,681

Thrifts & Mortgage Finance (0.1%)

7,700	Essent Group Ltd.(r)	334
3,830	Federal Agricultural Mortgage Corp. "C"	295
3,380	Meta Financial Group, Inc.	293
		922
	Total Financials	23,512

Health Care (2.0%)

Biotechnology (0.3%)

2,920	Biogen, Inc.(r)	1,032
4,360	Celgene Corp.(r)	412
7,470	Concert Pharmaceuticals, Inc.(r)	118
1,610	Eagle Pharmaceuticals, Inc.(r)	111
2,380	Emergent BioSolutions, Inc.(r)	148
1,460	Enanta Pharmaceuticals, Inc.(r)	133
9,060	Exelixis, Inc.(r)	170
9,600	Gilead Sciences, Inc.	727
8,040	Halozyme Therapeutics, Inc.(r)	148
33,980	MiMedx Group, Inc.(k),(r)	180
3,460	Myriad Genetics, Inc.(r)	172
2,090	REGENXBIO, Inc.(r)	147
3,740	United Therapeutics Corp.(r)	460
		3,958

Health Care Distributors (0.2%)

8,700	AmerisourceBergen Corp.	783
12,750	Cardinal Health, Inc.	665
3,650	McKesson Corp.	470
7,440	Patterson Companies, Inc.	168
		2,086

Health Care Equipment (0.3%)

980	ABIOMED, Inc.(r)	399
5,150	Edwards Lifesciences Corp.(r)	743
2,270	Hill-Rom Holdings, Inc.	221
2,190	IDEXX Laboratories, Inc.(r)	556
990	Intuitive Surgical, Inc.(r)	554
1,780	Masimo Corp.(r)	210
6,380	ResMed, Inc.	711
2,160	STERIS plc	247
2,900	Stryker Corp.	491
		4,132

Health Care Facilities (0.1%)

2,820	Encompass Health Corp.	230
2,920	HCA Healthcare, Inc.	392
9,260	Select Medical Holdings Corp.(r)	183
4,410	Universal Health Services, Inc. "B"	574
		1,379

11 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

Health Care Services (0.2%)

3,250	AMN Healthcare Services, Inc.(r)	$189
650	Chemed Corp.	210
8,520	CVS Health Corp.	641
2,490	Laboratory Corp. of America Holdings(r)	430
4,150	MEDNAX, Inc.(r)	197
4,860	Quest Diagnostics, Inc.	535
		2,202

Health Care Supplies (0.1%)

1,780	Align Technology, Inc.(r)	688
10,920	Meridian Bioscience, Inc.	172
		860

Life Sciences Tools & Services (0.2%)

540	Bio-Rad Laboratories, Inc. "A"(r)	176
4,410	Bruker Corp.	157
2,240	Cambrex Corp.(r)	151
1,760	Illumina, Inc.(r)	624
1,350	Mettler-Toledo International, Inc.(r)	789
1,660	PRA Health Sciences, Inc.(r)	175
3,830	Waters Corp.(r)	726
		2,798

Managed Health Care (0.3%)

2,080	Anthem, Inc.	551
3,550	Centene Corp.(r)	520
3,300	Cigna Corp.	621
1,680	Humana, Inc.	560
4,730	UnitedHealth Group, Inc.	1,270
910	WellCare Health Plans, Inc.(r)	275
		3,797

Pharmaceuticals (0.3%)

10,690	Corcept Therapeutics, Inc.(r)	161
9,200	Lannett Co., Inc.(k),(r)	49
12,090	Mylan N.V.(r)	473
28,810	Pfizer, Inc.	1,196
2,610	Phibro Animal Health Corp. "A"	123
3,540	Prestige Consumer Healthcare, Inc.(r)	136
3,290	Supernus Pharmaceuticals, Inc.(r)	146
9,490	Zoetis, Inc.	860
		3,144
	Total Health Care	24,356

Industrials (1.5%)

Aerospace & Defense (0.1%)

1,820	Boeing Co.	624
1,600	Huntington Ingalls Industries, Inc.	391
		1,015

Agriculture & Farm Machinery (0.0%)

7,220 AGCO Corp.	431

Air Freight & Logistics (0.1%)

5,270	Air Transport Services Group, Inc.(r)	107
5,140	CH Robinson Worldwide, Inc.	494
11,260	Expeditors International of Washington, Inc.	825
		1,426

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

Airlines (0.1%)

11,030	Delta Air Lines, Inc.	$645
7,930	Southwest Airlines Co.	486
5,030	United Continental Holdings, Inc.(r)	440
		1,571

Building Products (0.1%)

4,030	Apogee Enterprises, Inc.	198
2,990	Masonite International Corp.(r)	200
12,940	NCI Building Systems, Inc.(r)	219
7,040	Owens Corning	399
3,150	Patrick Industries, Inc.(r)	201
		1,217

Commercial Printing (0.0%)

6,990 Quad/Graphics, Inc.	159

Construction Machinery & Heavy Trucks (0.3%)

5,060	Allison Transmission Holdings, Inc.	251
3,810	Cummins, Inc.	540
3,440	Greenbrier Companies, Inc.	200
9,300	Meritor, Inc.(r)	202
8,370	PACCAR, Inc.	573
10,550	Wabash National Corp.(k)	192
8,880	WABCO Holdings, Inc.(r)	1,093
		3,051

Electrical Components & Equipment (0.2%)

3,010	Acuity Brands, Inc.	460
7,460	Atkore International Group, Inc.(r)	204
8,110	Eaton Corp. plc	674
3,910	Generac Holdings, Inc.(r)	217
2,670	Regal Beloit Corp.	224
		1,779

Environmental & Facilities Services (0.1%)

7,520 Waste Management, Inc.	684

Industrial Machinery (0.1%)

2,510	Crane Co.	229
6,780	Dover Corp.	582
4,050	Hillenbrand, Inc.	207
2,230	Snap-on, Inc.	395
4,540	Timken Co.	221
		1,634

Office Services & Supplies (0.1%)

13,460	ACCO Brands Corp.	167
4,550	Herman Miller, Inc.	174
7,030	Knoll, Inc.	165
20,050	Pitney Bowes, Inc.	146
11,610	Steelcase, Inc. "A"	170
		822

Railroads (0.0%)

3,620 Union Pacific Corp.	545

Research & Consulting Services (0.1%)

5,460 Verisk Analytics, Inc.(r)	650

Trading Companies & Distributors (0.1%)

2,520 MSC Industrial Direct Co., Inc. "A"	215

13 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

4,740	Rush Enterprises, Inc. "A"	$204
3,980	United Rentals, Inc.(r)	620
3,520	WESCO International, Inc.(r)	215
1,160	WW Grainger, Inc.	411
		1,665

Trucking (0.1%)

3,660	Avis Budget Group, Inc.(r)	114
3,180	Old Dominion Freight Line, Inc.	484
3,210	Werner Enterprises, Inc.	119
		717
	Total Industrials	17,366

Information Technology (3.6%)

Application Software (0.3%)

2,720	Adobe Systems, Inc.(r)	717
9,380	Citrix Systems, Inc.(r)	1,069
4,400	Intuit, Inc.	966
5,150	Manhattan Associates, Inc.(r)	298
4,230	salesforce.com, Inc.(r)	646
		3,696

Communications Equipment (0.2%)

6,320	Ciena Corp.(r)	199
2,860	F5 Networks, Inc.(r)	541
1,950	InterDigital, Inc.	161
30,110	Juniper Networks, Inc.	856
4,440	Motorola Solutions, Inc.	570
2,370	Palo Alto Networks, Inc.(r)	548
		2,875

Data Processing & Outsourced Services (0.8%)

4,670	Alliance Data Systems Corp.	1,114
4,030	Broadridge Financial Solutions, Inc.	545
10,620	Convergys Corp.	263
6,750	CSG Systems International, Inc.	252
49,320	First Data Corp. "A"(r)	1,268
2,640	FleetCor Technologies, Inc.(r)	564
6,470	Mastercard, Inc. "A"	1,395
4,340	MAXIMUS, Inc.	289
4,900	Paychex, Inc.	359
41,410	Sabre Corp.	1,081
7,250	Square, Inc. "A"(r)	643
6,270	Syntel, Inc.(r)	255
6,570	Visa, Inc. "A"	965
33,120	Western Union Co.	627
		9,620

Electronic Manufacturing Services (0.0%)

6,210	Jabil, Inc.	183
3,730	Methode Electronics, Inc.	148
		331

Internet Software & Services (0.2%)

5,500	Akamai Technologies, Inc.(r)	413
21,750	eBay, Inc.(r)	753
7,640	GoDaddy, Inc. "A"(r)	622
3,390	j2 Global, Inc.	280
1,200	Stamps.com, Inc.(r)	298
15,030	Twitter, Inc.(r)	529
		2,895

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)

IT Consulting & Other Services (0.5%)

6,190	Booz Allen Hamilton Holding Corp.	$317
1,500	CACI International, Inc. "A"(r)	292
10,330	Cognizant Technology Solutions Corp. "A"	810
9,560	DXC Technology Co.	871
12,980	Hackett Group, Inc.	266
10,580	International Business Machines Corp.	1,550
12,960	Leidos Holdings, Inc.	917
3,140	Science Applications International Corp.	283
		5,306

Semiconductor Equipment (0.1%)

6,730	Ichor Holdings Ltd.(r)	174
3,100	Lam Research Corp.	537
3,480	SolarEdge Technologies, Inc.(r)	167
11,020	Ultra Clean Holdings, Inc.(r)	168
		1,046

Semiconductors (0.3%)

3,940	Cirrus Logic, Inc.(r)	173
20,640	Intel Corp.	1,000
15,590	Micron Technology, Inc.(r)	819
1,910	NVIDIA Corp.	536
5,470	Skyworks Solutions, Inc.	500
4,860	SMART Global Holdings, Inc.(r)	160
2,270	Texas Instruments, Inc.	255
		3,443

Systems Software (0.6%)

22,110	CA, Inc.	969
6,450	Fortinet, Inc.(r)	540
16,980	Microsoft Corp.	1,907
23,570	Oracle Corp.	1,145
3,780	Red Hat, Inc.(r)	559
2,970	ServiceNow, Inc.(r)	583
41,110	Symantec Corp.	829
2,370	VMware, Inc. "A"(r)	363
		6,895

Technology Distributors (0.2%)

12,670	Arrow Electronics, Inc.(r)	982
5,550	CDW Corp.	486
2,760	Insight Enterprises, Inc.(r)	152
1,660	SYNNEX Corp.	161
1,860	Tech Data Corp.(r)	136
		1,917

Technology Hardware, Storage, & Peripherals (0.4%)

5,930	Apple, Inc.	1,350
52,950	Hewlett Packard Enterprise Co.	875
6,040	NCR Corp.(r)	172
6,360	NetApp, Inc.	552
21,450	Seagate Technology plc	1,149
10,300	Western Digital Corp.	651
		4,749
	Total Information Technology	42,773

Materials (0.4%)

Commodity Chemicals (0.1%)

7,140	AdvanSix, Inc.(r)	242
5,570	LyondellBasell Industries N.V. "A"	628

15 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

3,440	Trinseo S.A.	$265
		1,135

Diversified Chemicals (0.1%)

6,480 Eastman Chemical Co.	629

Industrial Gases (0.0%)

3,320 Praxair, Inc.	525

Metal & Glass Containers (0.1%)

6,200	Berry Global Group, Inc.(r)	296
8,940	Silgan Holdings, Inc.	243
		539

Paper Packaging (0.0%)

7,420 WestRock Co.	409

Paper Products (0.0%)

18,120	Resolute Forest Products, Inc.(r)	249
5,960	Schweitzer-Mauduit International, Inc.	243
		492

Specialty Chemicals (0.0%)

11,520 Rayonier Advanced Materials, Inc.	241

Steel (0.1%)

5,820	Nucor Corp.	364
10,610	Steel Dynamics, Inc.	485
10,440	Warrior Met Coal, Inc.	251
		1,100
	Total Materials	5,070

Telecommunication Services (0.2%)

Alternative Carriers (0.0%)

5,670	Vonage Holdings Corp.(r)	80
12,500	Zayo Group Holdings, Inc.(r)	433
		513

Integrated Telecommunication Services (0.2%)

20,680	AT&T, Inc.	661
32,820	Verizon Communications, Inc.	1,784
		2,445

Wireless Telecommunication Services (0.0%)

1,830 Shenandoah Telecommunications Co.	70
Total Telecommunication Services	3,028

Utilities (0.4%)

Electric Utilities (0.2%)

17,120	Exelon Corp.	748
2,640	IDACORP, Inc.	258
4,230	NextEra Energy, Inc.	720
15,600	PPL Corp.	464
25,800	Spark Energy, Inc. "A"(k)	227
		2,417

Gas Utilities (0.0%)

5,430	New Jersey Resources Corp.	248
3,090	Southwest Gas Holdings, Inc.	239
		487

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)

Multi-Utilities (0.2%)

11,860	Consolidated Edison, Inc.	$936
12,910	Public Service Enterprise Group, Inc.	676
2,019	Unitil Corp.	102
		1,714
	Total Utilities	4,618
	Total Common Stocks (cost: $150,116)	166,150

EXCHANGE-TRADED FUNDS (4.1%)

30,600	iShares Core S&P 500 ETF	8,949
71,160	iShares Russell 2000 ETF	12,312
92,730	Vanguard S&P 500 ETF	24,733
15,660	Vanguard Total Stock Market ETF	2,350
	Total Exchange-Traded Funds (cost: $38,692)	48,344

PREFERRED STOCKS (1.5%)

Consumer Staples (0.6%)

Agricultural Products (0.6%)

161,682	CHS, Inc., cumulative redeemable, 7.88% (i),(s)	4,721
28,000	Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a),(i),(s)	2,835
	Total Consumer Staples	7,556

Energy (0.3%)

Oil & Gas Exploration & Production (0.3%)

5,500 Chesapeake Energy Corp., 5.75%(a),(i),(s)	3,376

Financials (0.4%)

Life & Health Insurance (0.3%)

167,198 Delphi Financial Group, Inc., cumulative redeemable, 5.50%, (3 mo. LIBOR +
3.19%)(b)	3,783

Reinsurance (0.1%)

1,500 American Overseas Group Ltd., non-cumulative, 5.88%, (3 mo. LIBOR +
3.56%)(b),(d),(e),(f),(r)	375
Total Financials	4,158

Telecommunication Services (0.2%)

Alternative Carriers (0.2%)

112,000 Qwest Corp., 6.50%(i)	2,639
Total Preferred Stocks (cost: $18,914)	17,729
Total U.S. Equity Securities (cost: $207,722)	232,223

GLOBAL REAL ESTATE EQUITY SECURITIES (2.4%)

COMMON STOCKS (0.7%)

Financials (0.1%)

REITs - Mortgage (0.1%)

70,710	Annaly Capital Management, Inc.	751
13,860	Ladder Capital Corp.	241
	Total Financials	992

Real Estate (0.6%)

Diversified Real Estate Activities (0.0%)

3,432 RMR Group, Inc.	324

17 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

Real Estate Services (0.2%)

8,660	Altisource Portfolio Solutions S.A.(k),(r)	$313
14,170	CBRE Group, Inc. "A"(r)	692
7,170	HFF, Inc. "A"	325
3,810	Jones Lang LaSalle, Inc.	581
15,370	Realogy Holdings Corp.(k)	329
		2,240

REITs - Health Care (0.1%)

7,040	LTC Properties, Inc.	327
10,270	Ventas, Inc.	615
		942

REITs - Industrial (0.1%)

14,680 Prologis, Inc.	986

REITs - Retail (0.0%)

13,280	Tanger Factory Outlet Centers, Inc.	320
40,870	Washington Prime Group, Inc.	316
		636

REITs - Specialized (0.2%)

13,110	CoreCivic, Inc.	339
13,060	GEO Group, Inc.	331
4,720	Lamar Advertising Co. "A"	364
7,050	PotlatchDeltic Corp.	341
16,600	Weyerhaeuser Co.	576
		1,951
	Total Real Estate	7,079
	Total Common Stocks (cost: $7,827)	8,071

EXCHANGE-TRADED FUNDS (1.7%)

246,410 Vanguard Real Estate ETF(k) (cost: $19,984)	20,711
Total Global Real Estate Equity Securities (cost: $27,811)	28,782

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (0.9%) COMMON STOCKS (0.0%)

Materials (0.0%)

Gold (0.0%)

110,164 Hycroft Mining Corp.(d),(e),(f),(r) (cost: $3,919)	17

EXCHANGE-TRADED FUNDS (0.9%)

65,300	First Trust Global Tactical Commodity Strategy Fund	1,276
114,500	Invesco DB Commodity Index Tracking Fund(r)	1,990
83,300	United States Commodity Index Fund(k),(r)	3,471
153,400	VanEck Vectors Gold Miners ETF	2,845
47,200	VanEck Vectors Junior Gold Miners ETF	1,305
	Total Exchange-Traded Funds (cost: $12,497)	10,887
	Total Precious Metals and Commodity-Related Securities (cost: $16,416)	10,904

Portfolio of Investments | 18

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MONEY MARKET INSTRUMENTS (0.6%)

COMMERCIAL PAPER (0.4%)

$2,000	CNH Industrial Capital, LLC (a)	3.25%	1/08/2019 $	1,981
2,000	CNH Industrial Capital, LLC (a)	2.96	10/22/2018	1,992
832	Hyundai Capital America (a)	2.10	9/04/2018	832
	Total Commercial Paper (cost: $4,800)			4,805

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)

1,732,922 State Street Institutional Treasury Money Market Fund Premier Class, 1.87%(i),(t)
(cost: $1,733)	1,733
Total Money Market Instruments (cost: $6,533)	6,538

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

383,447 Federated Government Obligations Fund Institutional Class, 1.85%(t)						384
303 Fidelity Government Portfolio Class I, 1.83%(t)						—
254,466 Goldman Sachs Financial Square Government Fund Institutional Class, 1.88%(t)						255
4,595,423 Invesco Government & Agency Portfolio Institutional Class, 1.85%(t)						4,595
694,085 Western Asset Institutional Government Reserves Institutional Class, 1.84%(t)						694
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $5,928)					5,928
	Total Investments (cost: $1,161,852)					$1,194,397

						Unrealized
						Appreciation/
Number of		Expiration	Notional		Contract	(Depreciation)
Contracts	Description	Date	Amount (000)		Value (000)	(000)

	FUTURES (3.6%)
	LONG FUTURES
	Equity Contracts
397	E-mini S&P 500	9/21/2018	USD	55,814	$57,607	$1,793
382	Euro STOXX 50	9/21/2018	EUR	13,283	15,027	(391)
95	TOPIX Index	9/13/2018	JPY	1,684,242	14,821	(337)
	Total Long Futures				$87,455	$1,065
	SHORT FUTURES
	Equity Contracts
77	Swiss Market Future
	Index	9/21/2018	CHF	(6,689)	$(7,113)	$(212)
	Interest Rate Contracts
257	U.S. Treasury Bond	12/19/2018	USD	(37,103)	$(37,064)	$39
	Total Short Futures
					$(44,177)	$(173)
	Total Futures				$43,278	$892

19 | USAA Cornerstone Moderate Fund

($ in 000s)		VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$19,518	$—	$19,518
Collateralized Mortgage Obligations	—	2,333	—	2,333
Commercial Mortgage Securities	—	11,877	—	11,877
Convertible Securities	—	2,856	11	2,867
Corporate Obligations	—	83,021	—	83,021
Eurodollar and Yankee Obligations	—	16,390	—	16,390
Fixed-Income Exchange-Traded Funds	178,186	—	—	178,186
U.S. Government Agency Issues	—	136,606	—	136,606
U.S. Treasury Securities	202,083	115	—	202,198
International Equity Securities:
Common Stocks	716	—	—	716
Exchange-Traded Funds	256,310	—	—	256,310
U.S. Equity Securities:
Common Stocks	166,150	—	—	166,150
Exchange-Traded Funds	48,344	—	—	48,344
Preferred Stocks	—	17,354	375	17,729
Global Real Estate Equity Securities:
Common Stocks	8,071	—	—	8,071
Exchange-Traded Funds	20,711	—	—	20,711
Precious Metals and Commodity-Related Securities:
Common Stocks	—	—	17	17
Exchange-Traded Funds	10,887	—	—	10,887
Money Market Instruments:
Commercial Paper	—	4,805	—	4,805
Government & U.S. Treasury Money Market
Funds	1,733	—	—	1,733
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	5,928	—	—	5,928
Futures(1)	1,832	—	—	1,832
Total	$900,951	$294,875	$403	$1,196,229
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$ (940)	$—	$—	$ (940)

Total	$(940)	$—	$—	$(940)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2018, through August 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 20

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Moderate Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

21 | USAA Cornerstone Moderate Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options

Notes to Portfolio of Investments | 22

exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and

23 | USAA Cornerstone Moderate Fund

Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At August 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$5,733,000	$—	$5,928,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering

Notes to Portfolio of Investments | 24

into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,191,135,000 at August 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 23.6% of net assets at August 31, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the three-month period ended August 31, 2018:

Change
in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)	Distributions	depreciation	05/31/18 08/31/18
MSCI Emerging Markets Value Momentum
Blend Index ETF	$570	$—	$6	$—	$—	$(186)	$1,974	$2,358

(a) Includes reinvestment of distributions from dividend income and realized gains.

H.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

I.Upcoming Accounting Pronouncements

In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after

25 | USAA Cornerstone Moderate Fund

December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and

Notes to Portfolio of Investments | 26

prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR	London Interbank Offered Rate
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2018.

(c)Stated interest rates may change slightly over time as underlying mortgages paydown.

27 | USAA Cornerstone Moderate Fund

(d)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(e)Security was fair valued at August 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $403,000, which represented less than 0.1% of the Fund's net assets.

(f)Security was classified as Level 3.

(g)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(h)All of the coupon is PIK.

(i)The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2018.

(j)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(k)The security, or a portion thereof, was out on loan as of August 31, 2018.

(l)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(m)At August 31, 2018, the issuer was in default with respect to interest and/or principal payments.

(n)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

Notes to Portfolio of Investments | 28

(o)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(p)Securities with a value of $4,815,000 are segregated as collateral for initial margin requirements on open futures contracts.

(q)Investment in affiliated exchange-traded fund.

(r)Non-income-producing security.

(s)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(t)Rate represents the money market fund annualized seven-day yield at August 31, 2018.

29 | USAA Cornerstone Moderate Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA EMERGING MARKETS FUND

AUGUST 31, 2018

(Form N-Q)

48054 -1018	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Emerging Markets Fund

August 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (96.4%)

COMMON STOCKS (95.6%)

Consumer Discretionary (10.5%)

Advertising (0.7%)

54,037	Innocean Worldwide, Inc.	$2,835
2,064,603	ITE Group plc	2,240
37,523	Nasmedia Co. Ltd.	1,490
		6,565

Apparel, Accessories & Luxury Goods (1.3%)

318,426	Ashapura Intimates Fashion Ltd.	2,052
5,764,000	Bosideng International Holdings Ltd.	727
1,151,500	JNBY Design Ltd.	1,960
713,700	Samsonite International S.A.	2,887
319,000	Shenzhou International Group Holdings Ltd.	4,186
		11,812

Auto Parts & Equipment (1.9%)

237,000	Global PMX Co. Ltd.	723
49,940	Hyundai Mobis Co. Ltd.	10,049
1,450,000	Nexteer Automotive Group Ltd.	2,442
215,817	Sundram Fasteners Ltd.	2,004
425,600	Tupy S.A.	2,489
		17,707

Automobile Manufacturers (0.5%)

2,712,000	Dongfeng Motor Group Co. Ltd., "H"	3,030
72,060	Kia Motors Corp.	2,075
		5,105

Automotive Retail (1.0%)

2,007,400	BerMaz Motor Sdn Berhad(a),(b)	1,045
1,261,000	Petrobras Distribuidora S.A.	6,124
1,096,814	Vivo Energy plc	2,019
		9,188

Casinos & Gaming (0.2%)

708,900 Genting Berhad(a)	1,487

Department Stores (0.3%)

914,000	Lifestyle International Holdings Ltd.	1,782
150,000	Poya International Co. Ltd.	1,538
		3,320

Education Services (0.4%)

375,400 Estacio Participacoes S.A.	2,078

1| USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)

558,900	Kroton Educacional S.A.	$1,402
		3,480

Footwear (0.2%)

18,600	Arezzo Industria e Comercio S.A.	181
471,500	Yue Yuen Industrial Holdings Ltd.	1,306
		1,487

General Merchandise Stores (0.2%)

205,646 Future Retail Ltd.(b)	1,606

Home Furnishings (0.2%)

1,235,851 Pepkor Holdings Ltd.(b),(c)	1,514

Home Improvement Retail (0.2%)

16,423,100 Ace Hardware Indonesia Tbk PT	1,516

Homebuilding (0.0%)

1,496,390 Urbi Desarrollos Urbanos S.A.B. de C.V.(b),(d)	305

Household Appliances (2.1%)

3,216,000 Techtronic Industries Co. Ltd.	19,668

Motorcycle Manufacturers (0.5%)

126,111 Bajaj Auto Ltd.	4,897

Restaurants (0.4%)

1,114,000	International Meal Co. Alimentacao S.A., "A"	2,051
6,154,400	Shakey's Pizza Asia Ventures, Inc.(b)	1,508
		3,559

Specialty Stores (0.1%)

341,000 Luk Fook Holdings International Ltd.	1,186

Textiles (0.3%)

180,000	Eclat Textile Co. Ltd.	2,186
1,769,000	Weiqiao Textile Co., "H"	638
		2,824
	Total Consumer Discretionary	97,226

Consumer Staples (4.0%)

Brewers (0.5%)

952,400 Ambev S.A.	4,429

Household Products (0.5%)

2,405,300 Kimberly-Clark de Mexico S.A.B. de C.V., "A"	4,234

Hypermarkets & Super Centers (0.4%)

194,225 Cia Brasileira de Distribuicao	3,894

Packaged Foods & Meats (1.1%)

251,448	Adecoagro S.A.(b)	2,014
19,121	Binggrae Co. Ltd.	1,204
1,472,500	Camil Alimentos S.A.	2,487
1,074,836	Marfrig Global Foods S.A.(b)	1,509
23,530	San Miguel Food and Beverage, Inc.	44
1,060,000	Yihai International Holding Ltd.	2,715
		9,973

Personal Products (0.7%)

22,244 Cosmax, Inc.	3,037

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

180,447	TCI Co. Ltd.	$3,290
		6,327

Soft Drinks (0.1%)

1,005 Lotte Chilsung Beverage Co. Ltd.	1,219

Tobacco (0.7%)

74,688 KT&G Corp.	6,777
Total Consumer Staples	36,853

Energy (6.2%)

Coal & Consumable Fuels (1.0%)

2,913,500	China Shenhua Energy Co. Ltd., "H"	6,496
1,074,800	United Tractors Tbk PT	2,510
		9,006

Integrated Oil & Gas (2.9%)

821,519	Gazprom PJSC ADR	3,623
579,622	Gazprom PJSC ADR	2,568
69,954	Gazprom PJSC(e)	154
121,951	LUKOIL PJSC ADR	8,422
651,600	Petroleo Brasileiro S.A.	3,081
579,190	YPF S.A. ADR(d)	8,763
		26,611

Oil & Gas Exploration & Production (0.7%)

3,944,000 CNOOC Ltd.	6,975

Oil & Gas Refining & Marketing (1.6%)

853,814 Reliance Industries Ltd.	14,915
Total Energy	57,507

Financials (23.1%)

Asset Management & Custody Banks (0.3%)

787,347 Edelweiss Financial Services Ltd.	3,114

Consumer Finance (0.0%)

298,036 Gentera S.A.B. de C.V.	302

Diversified Banks (19.2%)

107,871	Absa Group Ltd.	1,193
18,903,000	Agricultural Bank of China Ltd., "H"	9,152
829,107	Akbank A.S.	727
346,377	Axis Bank Ltd. GDR	15,777
1,431,560	Banco Bradesco S.A.	9,935
558,895	Banco del Bajio S.A.	1,308
852,595	Banco do Brasil S.A.	6,301
284,776	Bancolombia S.A. ADR	12,348
415,300	Bangkok Bank Public Co. Ltd. NVDR	2,601
15,002,390	Bank Mandiri (Persero) Tbk PT	7,028
84,678,200	Bank Rakyat Indonesia (Persero) Tbk PT	18,281
18,059,000	China Construction Bank Corp., "H"	15,991
821,620	Commercial International Bank GDR	3,886
247,218	Grupo Aval Acciones y Valores S.A. ADR	1,955
390,965	Grupo Aval Acciones y Valores S.A. Preference Shares	154
84,749	Grupo Financiero Galicia S.A.	1,907
2,062,890	ICICI Bank Ltd. ADR	19,866
880,550	Metropolitan Bank & Trust Co.	1,206
150,608	OTP Bank Nyrt	5,545
240,171	RBL Bank Ltd.	2,124
7,511,534	Sberbank of Russia PJSC(e)	20,155
170,698	Shinhan Financial Group Co. Ltd.	6,686

3| USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)

470,300	Siam Commercial Bank PCL(e)	$2,127
456,455	Standard Bank Group Ltd.	5,788
187,460	TBC Bank Group plc	3,889
680,300	Tisco Financial Group PCL	1,704
244,968	Turkiye Garanti Bankasi A.S.	222
256,851	Turkiye Is Bankasi A.S.	156
606,293	Turkiye Vakiflar Bankasi TAO	319
		178,331

Financial Exchanges & Data (0.2%)

969,300 Bursa Malaysia Berhad(a)	1,810

Investment Banking & Brokerage (0.2%)

1,115,916 JM Financial Ltd.	1,888

Life & Health Insurance (2.1%)

361,401	Hanwha Life Insurance Co. Ltd.	1,575
1,809,500	Ping An Insurance Group Co. of China Ltd., "H"	17,429
		19,004

Multi-Sector Holdings (0.2%)

3,554,000 First Pacific Co. Ltd.	1,621

Other Diversified Financial Services (0.3%)

159,056 PSG Group Ltd.	2,436

Reinsurance (0.1%)

69,198 Korean Reinsurance Co.	647

Specialized Finance (0.5%)

89,691	Banco Latinoamericano de Comercio Exterior S.A.	1,854
913,920	Chailease Holding Co. Ltd.	3,109
		4,963
	Total Financials	214,116

Health Care (1.9%)

Biotechnology (0.2%)

275,683 ISU Abxis Co. Ltd.(b)	2,073

Health Care Services (0.3%)

203,400	Fleury S.A.	1,283
2,608,500	Genertec Universal Medical Group Co. Ltd.	2,074
		3,357

Managed Health Care (0.1%)

114,000 Hapvida Participacoes e Investimentos S.A.(b)	724

Pharmaceuticals (1.3%)

1,673,000	China Animal Healthcare Ltd.(b),(e),(f),(g)	111
5,814,233	China Medical System Holdings Ltd.	9,630
581,500	Suven Life Sciences Ltd.	2,295
		12,036
	Total Health Care	18,190

Industrials (6.0%)

Aerospace & Defense (0.7%)

213,579	Embraer S.A. ADR	4,099
70,635	Korea Aerospace Industries Ltd.(b)	2,649
		6,748

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

Air Freight & Logistics (0.8%)

397,575 ZTO Express (Cayman), Inc.$ 7,339

Building Products (0.2%)

39,078 Kyung Dong Navien Co. Ltd.	1,754

Construction & Engineering (2.0%)

14,476,538	China State Construction International Holdings Ltd.	15,069
536,803	Gayatri Projects Ltd.(b)	1,574
586,782	HG Infra Engineering Ltd.(b)	1,936
		18,579

Construction Machinery & Heavy Trucks (0.5%)

30,068	China Yuchai International Ltd.	605
127,635	Doosan Bobcat, Inc.	4,082
		4,687

Diversified Support Services (0.1%)

1,508,000 Greentown Service Group Co. Ltd.	1,191

Highways & Railtracks (0.3%)

1,347,900 CCR S.A.	3,097

Industrial Conglomerates (0.7%)

147,239	Bidvest Group Ltd.	2,164
353,780	Koc Holding A.S. ADR	4,016
		6,180

Industrial Machinery (0.2%)

313,615 Sinmag Equipment Corp.	1,429

Security & Alarm Services (0.5%)

57,307 S-1 Corp.	4,412

Trading Companies & Distributors (0.0%)

360,400 Mills Estruturas e Servicos de Engenharia S.A.(b)	192
Total Industrials	55,608

Information Technology (27.6%)

Application Software (1.6%)

468,315	Intellect Design Arena Ltd.(b)	1,777
5,369,000	Kingsoft Corp. Ltd.	9,755
763,600	Linx S.A.	3,224
		14,756

Communications Equipment (0.7%)

677,656	Sterlite Technologies Ltd.	3,465
964,000	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.(b)	3,273
		6,738

Data Processing & Outsourced Services (0.6%)

335,000	Cielo S.A.	1,242
1,158,120	Cielo S.A. ADR(d)	4,250
		5,492

Electronic Components (1.8%)

74,406	Largan Precision Co. Ltd.	11,398
723,000	Sinbon Electronics Co. Ltd.	2,052
876,000	Taiwan Union Technology Corp.	3,408
		16,858

5| USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)

Electronic Equipment & Instruments (0.2%)

2,014,000 China Railway Signal & Communication Corp. Ltd., "H"$ 1,424

Electronic Manufacturing Services (0.5%)

919,216 Hon Hai Precision Industry Co. Ltd.	4,890

Home Entertainment Software (1.0%)

26,212 NCSoft Corp.	9,125

Internet Software & Services (6.5%)

91,955	Alibaba Group Holding Ltd. ADR(b)	16,093
119,061	Baidu, Inc. ADR(b)	26,965
318,068	Mail.Ru Group Ltd. GDR(b)	6,838
52,905	NetEase, Inc. ADR	10,460
		60,356

IT Consulting & Other Services (2.3%)

4,264,000	Chinasoft International Ltd.	3,042
207,237	HCL Technologies Ltd.	3,052
147,100	Infosys Ltd.	3,055
52,500	Infosys Ltd.	1,066
342,038	Tata Consultancy Services Ltd.	10,021
131,983	Tech Mahindra Ltd.	1,425
		21,661

Semiconductor Equipment (0.3%)

25,881 Koh Young Technology, Inc.	2,472

Semiconductors (6.3%)

78,000	ASPEED Technology, Inc.	1,816
843,000	MediaTek, Inc.	6,903
342,000	Rafael Microelectronics, Inc.	1,581
92,000	Silergy Corp.	1,812
236,795	Silicon Motion Technology Corp. ADR	13,947
197,271	SK Hynix, Inc.	14,709
410,300	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,889
		58,657

Systems Software (0.6%)

105,101 Douzone Bizon Co. Ltd.	5,382

Technology Hardware, Storage, & Peripherals (5.2%)

250,000	Asustek Computer, Inc.	2,128
813,000	Catcher Technology Co. Ltd.	9,966
822,756	Samsung Electronics Co. Ltd.	35,811
		47,905
	Total Information Technology	255,716

Materials (7.5%)

Commodity Chemicals (0.1%)

1,010,991 Soda Sanayii A.S	1,247

Construction Materials (3.9%)

4,471,000	Anhui Conch Cement Co. Ltd., "H"	27,229
748,303	Cemex S.A.B. de C.V. ADR(b)	5,306
369,100	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,413
969,997	Star Cement Ltd.	1,444
		36,392

Copper (1.5%)

1,122,424 First Quantum Minerals Ltd.	14,080

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

Diversified Metals & Mining (0.4%)

1,153,700 Grupo Mexico S.A.B. de C.V., "B"$ 3,376

Forest Products (1.2%)

707,248	Century Plyboards (India) Ltd.	2,224
3,592,200	Duratex S.A.	8,519
		10,743

Specialty Chemicals (0.3%)

125,023 Aarti Industries	2,427

Steel (0.1%)

4,315 POSCO	1,266
Total Materials	69,531

Real Estate (1.2%)

Real Estate Development (0.2%)

20,753,000 Megaworld Corp.	1,782

REITs - Diversified (0.2%)

1,685,434 Fibra Uno Administracion de C.V.	2,206

REITs - Industrial (0.7%)

2,806,815	Macquarie Mexico Real Estate Management S.A. de C.V.	3,086
2,171,105	Pla Administradora Industria S de RL de C.V.	3,256
		6,342

REITs - Residential (0.1%)

4,836,847 Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	1,355
Total Real Estate	11,685

Telecommunication Services (5.3%)

Alternative Carriers (0.2%)

795,700 TIME dotCom Berhad(a)	1,589

Integrated Telecommunication Services (1.1%)

97,638	Hellenic Telecommunications Organization S.A.	1,246
1,587,500	HKBN Ltd.	2,358
978,287	Magyar Telekom Telecommunications plc	1,434
34,200	Telefonica Brasil S.A.	336
219,000	Telekomunikasi Indonesia (Persero) Tbk PT ADR	5,184
		10,558

Wireless Telecommunication Services (4.0%)

255,736	America Movil S.A.B. de C.V. ADR, "L"	4,289
483,100	China Mobile Ltd.	4,542
224,365	China Mobile Ltd. ADR	10,767
103,364	Empresa Nacional de Telecomunicaciones S.A.	849
6,061,100	Jasmine Broadband Internet Infrastructure Fund(e)	1,926
339,077	Megafon PJSC(b),(e)	3,306
646,300	Mobile TeleSystems PJSC ADR	5,009
310,615	Mobile TeleSystems PJSC(e)	1,202
74,080	PLDT, Inc. ADR	1,942
222,932	Sistema PJSC FC GDR	540
12,634,962	XL Axiata Tbk PT(b)	2,728
		37,100
	Total Telecommunication Services	49,247

7| USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)

Utilities (2.3%)

Electric Utilities (0.4%)

22,651	Cia Paranaense de Energia ADR(d)	$114
46,400	Cia Paranaense de Energia	212
242,800	Cia Paranaense de Energia	1,216
175,889	Reliance Infrastructure Ltd.	1,181
59,304	Reliance Infrastructure Ltd. GDR	1,199
		3,922

Gas Utilities (0.9%)

1,497,200	China Gas Holdings Ltd.	4,759
1,930,500	China Tian Lun Gas Holdings Ltd.	2,091
2,120,000	Towngas China Co. Ltd.	1,953
		8,803

Renewable Electricity (0.2%)

607,000 AES Tiete Energia S.A.	1,440

Water Utilities (0.8%)

13,026,000 Beijing Enterprises Water Group Ltd.	7,103
Total Utilities	21,268
Total Common Stocks (cost: $783,187)	886,947

PREFERRED STOCKS (0.7%)

Consumer Discretionary (0.3%)

Automobile Manufacturers (0.3%)

33,855 Hyundai Motor Co.	2,382

Energy (0.3%)

Integrated Oil & Gas (0.3%)

18,419	Petroleo Brasileiro S.A.	175
4,440,849	Surgutneftegas(e)	2,460
	Total Energy	2,635

Telecommunication Services (0.1%)

Integrated Telecommunication Services (0.1%)

94,263 Telefonica Brasil S.A.	932
Total Preferred Stocks (cost: $6,546)	5,949

WARRANTS (0.1%)

Consumer Discretionary (0.1%)

Publishing (0.1%)

565,880 China South Publishing & Media Group Co. Ltd. Participatory Note(b),(c),(e) (cost:
$1,123)	970
Total Warrants (cost: $1,123)	970
Total Equity Securities (cost: $790,856)	893,866

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

MONEY MARKET INSTRUMENTS (3.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.4%)

31,409,216 State Street Institutional Treasury Money Market Fund Premier Class, 1.87%(h)
(cost: $31,409)	$31,409

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

94,206 Federated Government Obligations Fund Institutional Class, 1.85%(h)				94
79,745 Fidelity Government Portfolio Class I, 1.83%(h)				80
53,202 Goldman Sachs Financial Square Government Fund Institutional Class, 1.88%(h)				53
1,033,722 Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
Class, 1.84%(h)				1,034
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $1,261)				1,261
Total Investments (cost: $823,526)				$926,536
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 852,035	$ 34,801	$ 111	$886,947
Preferred Stocks	3,489	2,460	—	5,949
Warrants	—	970	—	970
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	31,409	—	—	31,409
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	1,261	—	—	1,261
Total	$888,194	$38,231	$111	$926,536

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

9| USAA Emerging Markets Fund

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2018, through August 31, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into	into	into
	(out of)	(out of)	(out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$ (6,170)	$ 6,170	$–
Common Stocks(II),(III)	34,152	(34,152)	–
Common Stocks(IV)	1,063	–	(1,063)
Preferred Stock(II)	8,321	(8,321)	–
Total	$37,366	$(36,303)	$(1,063)

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

(II)Transferred from Level 2 to Level 1 due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period.

(III)Transferred from Level 2 to Level 1 due to the availability of significant observable valuation inputs once the securities began actively trading.

(IV)Transferred from Level 3 to Level 1 due to the availability of significant observable valuation inputs once the securities began actively trading.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Emerging Markets Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair

11 | USAA Emerging Markets Fund

value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

Notes to Portfolio of Investments | 12

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include

13 | USAA Emerging Markets Fund

that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At August 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$1,375,000(1)	$150,000	$1,261,000

(1)Includes $129,000 of securities on loan that were sold prior to August 31, 2018.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $927,519,000 at August 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

F.Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

CATEGORIES AND DEFINITIONS

Warrants – Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

Notes to Portfolio of Investments | 14

GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR	Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Securities with a value of $5,931,000, which represented 0.6% of the Fund's net assets, were classified as Level 2 at August 31, 2018, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(b)Non-income-producing security.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)The security, or a portion thereof, was out on loan as of August 31, 2018.

(e)Security was fair valued at August 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $32,411,000, which represented 3.5% of the Fund's net assets.

(f)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(g)Security was classified as Level 3.

(h)Rate represents the money market fund annualized seven-day yield at August 31, 2018.

15 | USAA Emerging Markets Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA GOVERNMENT SECURITIES FUND

AUGUST 31, 2018

(Form N-Q)

48052 -1018	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Government Securities Fund

August 31, 2018 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (98.4%)

ASSET-BACKED SECURITIES (2.3%)

Government Securities (2.3%)

Student Loan ABS (2.3%)

$3,328	Navient Student Loan Trust (1 mo. USD
	LIBOR + 0.51%)	2.57%(a)	6/25/2031 $	3,328
2,000	Navient Student Loan Trust (1 mo. USD
	LIBOR + 1.05%)(b)	3.11(a)	6/25/2065	2,021
3,000	Navient Student Loan Trust (1 mo. USD
	LIBOR + 0.75%)(b)	2.81(a)	3/25/2066	3,025
3,891	Nelnet Student Loan Trust (3 mo. USD
	LIBOR + 0.25%)	2.59(a)	6/25/2041	3,653
4,269	SLM Student Loan Trust (1 mo. USD
	LIBOR + 0.65%)	2.71(a)	6/25/2055	4,298
744	SLM Student Loan Trust (3 mo. USD
	LIBOR + 0.11%)	2.45(a)	10/27/2025	743
	Total Government Securities			17,068
	Total Asset-Backed Securities (cost: $16,849)			17,068

MUNICIPAL OBLIGATIONS (2.7%)

Connecticut (0.7%)

5,000 State	2.92	8/01/2023	4,881

Kansas (0.4%)

3,000 Dev. Finance Auth.	3.94	4/15/2026	3,037

New York (0.7%)

5,000 Port Authority of New York & New Jersey	2.53	10/15/2020	4,973

Texas (0.9%)

3,000	State	2.83	10/01/2025	2,923
4,000	State	3.01	10/01/2026	3,901
				6,824
	Total Municipal Obligations (cost: $20,101)			19,715
	U.S. GOVERNMENT AGENCY ISSUES (68.0%)(c)
	Government Securities (68.0%)
	Collateralized-Mortgage Obligations (2.4%)
4,003	Fannie Mae (+)	1.50	7/25/2027	3,782
1,851	Fannie Mae (+)	1.38	9/25/2027	1,738
1,531	Fannie Mae (+)	1.50	9/25/2027	1,431
1,541	Fannie Mae (+)	1.50	9/25/2027	1,447
1,695	Fannie Mae (+)	1.50	10/25/2027	1,587
1,625	Fannie Mae (+) (1 mo. LIBOR + 0.30%)	2.36(a)	4/25/2035	1,625
1,263	Fannie Mae (+) (1 mo. LIBOR + 0.30%)	2.36(a)	8/25/2037	1,257
2,337	Freddie Mac (+)	2.00	9/15/2026	2,264

1| USAA Government Securities Fund

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)

	$933	Freddie Mac (+) (1 mo. LIBOR + 0.30%)	2.36%(a)	3/15/2036 $	933
1,562		Freddie Mac (+) (1 mo. LIBOR + 0.55%)	2.61(a)	10/15/2041	1,576
					17,640

Commercial Mortgage-Backed Securities (35.7%)

1,896	Fannie Mae (+)	2.05	7/01/2019	1,882
671	Fannie Mae (+)	1.65	9/25/2019	668
9,620	Fannie Mae (+)	1.58	1/01/2020	9,446
10,000	Fannie Mae (+)	2.63	9/01/2021	9,882
20,816	Fannie Mae (+)	2.42	11/01/2022	20,350
8,265	Fannie Mae (+)	2.50	4/01/2023	8,070
2,142	Fannie Mae (+)	2.54	5/01/2023	2,096
1,592	Fannie Mae (+)	3.30(d)	7/25/2023	1,606
5,000	Fannie Mae (+)	2.16	10/25/2023	4,818
2,356	Fannie Mae (+)	2.80(d)	6/25/2025	2,297
2,124	Fannie Mae (+)	2.50(d)	9/25/2026	2,071
4,000	Fannie Mae (+)	3.06(d)	5/25/2027	3,902
2,842	Fannie Mae (+)	3.14(d)	3/25/2028	2,766
8,049	Fannie Mae (+)	3.50(d)	7/25/2028	8,038
5,830	Freddie Mac (+)	2.22	12/25/2018	5,820
2,991	Freddie Mac (+)	4.08(d)	11/25/2020	3,059
5,000	Freddie Mac (+)	2.86	1/25/2021	4,993
2,250	Freddie Mac (+)	2.27	3/25/2022	2,199
2,798	Freddie Mac (+)	1.69	4/25/2022	2,737
4,000	Freddie Mac (+)	2.72	6/25/2022	3,967
3,000	Freddie Mac (+)	2.36	7/25/2022	2,935
10,000	Freddie Mac (+)	2.31	8/25/2022	9,760
5,000	Freddie Mac (+)	2.51	11/25/2022	4,911
5,000	Freddie Mac (+)	2.64	1/25/2023	4,933
3,000	Freddie Mac (+)	3.32(d)	2/25/2023	3,037
3,000	Freddie Mac (+)	2.41	3/25/2023	2,931
5,000	Freddie Mac (+)	3.00	1/25/2024	4,983
10,030	Freddie Mac (+)	3.49	1/25/2024	10,230
3,000	Freddie Mac (+)	3.39	3/25/2024	3,046
20,000	Freddie Mac (+)	2.95	7/25/2024	19,840
3,510	Freddie Mac (+)	2.60	1/25/2025	3,461
3,000	Freddie Mac (+)	3.02	1/25/2025	2,983
5,000	Freddie Mac (+)	3.59	1/25/2025	5,129
10,000	Freddie Mac (+)	3.28(d)	6/25/2025	10,079
4,600	Freddie Mac (+)	2.20	7/25/2025	4,429
4,000	Freddie Mac (+)	3.01	7/25/2025	3,963
7,709	Freddie Mac (+)(e)	2.85	3/25/2026	7,481
5,000	Freddie Mac (+)	2.53	5/25/2026	4,763
5,000	Freddie Mac (+)	2.65	8/25/2026	4,787
2,396	Freddie Mac (+)	3.01	8/25/2026	2,386
4,500	Freddie Mac (+)	3.12(d)	9/25/2026	4,451
4,000	Freddie Mac (+)	3.35(d)	11/25/2026	4,017
3,000	Freddie Mac (+)	3.12	6/25/2027	2,954
9,274	Freddie Mac (+)	3.19	7/25/2027	9,174
2,879	Freddie Mac (+)	3.19(d)	9/25/2027	2,843
5,000	Freddie Mac (+)	3.29	11/25/2027	4,971
12,500	Freddie Mac (+)	3.85	6/25/2028	12,949
7,000	Freddie Mac (+)	3.90	6/25/2051	7,281
				265,374

Mortgage-Backed Pass-Through Securities (27.6%)

893	Fannie Mae (+)	3.50	5/01/2021	904
4,161	Fannie Mae (+)	3.00	2/01/2027	4,163
2,548	Fannie Mae (+)	3.00	2/01/2027	2,549
786	Fannie Mae (+)	5.00	12/01/2035	840
262	Fannie Mae (+)	5.50	11/01/2037	284
367	Fannie Mae (+)	6.00	5/01/2038	400
2,142	Fannie Mae (+)	4.00	8/01/2039	2,197
3,679	Fannie Mae (+)	3.50	1/01/2042	3,689
5,785	Fannie Mae (+)	3.50	5/01/2042	5,801

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$4,841	Fannie Mae (+)	3.00%	1/01/2048 $	4,691
9,945	Fannie Mae (+)	3.50	2/01/2048	9,897
9,902	Fannie Mae (+)	4.00	5/01/2048	10,091
4,988	Fannie Mae (+)	3.00	8/01/2048	4,832
66	Freddie Mac (+)	5.00	1/01/2021	67
8,000	Freddie Mac (+)	3.00	9/01/2033	7,942
615	Freddie Mac (+)	5.50	12/01/2035	669
1,572	Freddie Mac (+)	4.00	9/01/2040	1,615
5,899	Freddie Mac (+)	3.50	5/01/2042	5,914
4,824	Freddie Mac (+)	3.00	6/01/2042	4,713
19,830	Freddie Mac (+)	4.00	7/01/2048	20,220
9,970	Freddie Mac (+)(e)	3.50	8/01/2048	9,925
4,986	Freddie Mac (+)	4.00	8/01/2048	5,084
8,000	Freddie Mac (+)	4.50	9/01/2048	8,324
16	Government National Mortgage Assn. I	5.50	12/15/2018	16
8	Government National Mortgage Assn. I	8.50	6/15/2021	8
4	Government National Mortgage Assn. I	9.00	7/15/2021	4
5	Government National Mortgage Assn. I	8.50	7/15/2022	5
266	Government National Mortgage Assn. I	6.00	8/15/2022	273
27	Government National Mortgage Assn. I	8.00	6/15/2023	29
543	Government National Mortgage Assn. I	4.50	5/15/2024	567
578	Government National Mortgage Assn. I	4.50	9/15/2024	597
489	Government National Mortgage Assn. I	4.50	9/15/2024	503
617	Government National Mortgage Assn. I	4.50	10/15/2024	640
524	Government National Mortgage Assn. I	4.50	10/15/2024	549
46	Government National Mortgage Assn. I	7.00	4/15/2027	47
134	Government National Mortgage Assn. I	7.00	5/15/2027	149
111	Government National Mortgage Assn. I	8.00	5/15/2027	116
80	Government National Mortgage Assn. I	7.50	2/15/2028	88
259	Government National Mortgage Assn. I	6.00	4/15/2028	284
90	Government National Mortgage Assn. I	6.50	5/15/2028	99
24	Government National Mortgage Assn. I	6.50	5/15/2028	26
9	Government National Mortgage Assn. I	6.75	5/15/2028	9
53	Government National Mortgage Assn. I	6.50	7/15/2028	59
13	Government National Mortgage Assn. I	7.00	7/15/2028	13
34	Government National Mortgage Assn. I	7.00	8/15/2028	35
29	Government National Mortgage Assn. I	7.00	8/15/2028	31
47	Government National Mortgage Assn. I	6.50	9/15/2028	52
72	Government National Mortgage Assn. I	7.00	9/15/2028	77
32	Government National Mortgage Assn. I	6.00	11/15/2028	35
130	Government National Mortgage Assn. I	6.50	11/15/2028	143
7	Government National Mortgage Assn. I	6.50	1/15/2029	8
24	Government National Mortgage Assn. I	6.50	1/15/2029	27
144	Government National Mortgage Assn. I	6.00	2/15/2029	156
16	Government National Mortgage Assn. I	7.50	3/15/2029	18
37	Government National Mortgage Assn. I	7.50	4/15/2029	39
309	Government National Mortgage Assn. I	7.00	5/15/2029	336
392	Government National Mortgage Assn. I	7.00	6/15/2029	427
151	Government National Mortgage Assn. I	6.00	7/15/2029	165
90	Government National Mortgage Assn. I	7.50	10/15/2029	100
19	Government National Mortgage Assn. I	7.50	10/15/2029	20
72	Government National Mortgage Assn. I	8.00	7/15/2030	75
23	Government National Mortgage Assn. I	8.00	9/15/2030	25
13	Government National Mortgage Assn. I	7.50	12/15/2030	13
17	Government National Mortgage Assn. I	7.50	1/15/2031	18
164	Government National Mortgage Assn. I	6.50	3/15/2031	180
32	Government National Mortgage Assn. I	7.00	8/15/2031	32
69	Government National Mortgage Assn. I	7.00	9/15/2031	80
216	Government National Mortgage Assn. I	6.50	10/15/2031	237
46	Government National Mortgage Assn. I	7.00	10/15/2031	48
29	Government National Mortgage Assn. I	7.50	11/15/2031	31
159	Government National Mortgage Assn. I	6.50	1/15/2032	174
239	Government National Mortgage Assn. I	6.00	5/15/2032	260
19	Government National Mortgage Assn. I	7.00	6/15/2032	20
113	Government National Mortgage Assn. I	7.00	7/15/2032	125
250	Government National Mortgage Assn. I	6.50	8/15/2032	275

3| USAA Government Securities Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$842	Government National Mortgage Assn. I	6.50%	9/15/2032 $	958
813	Government National Mortgage Assn. I	6.00	1/15/2033	891
331	Government National Mortgage Assn. I	6.00	2/15/2033	360
274	Government National Mortgage Assn. I	6.00	7/15/2033	298
231	Government National Mortgage Assn. I	6.00	9/15/2033	252
2,221	Government National Mortgage Assn. I	5.50	10/15/2033	2,424
980	Government National Mortgage Assn. I	5.50	12/15/2033	1,069
499	Government National Mortgage Assn. I	5.50	7/15/2034	547
1,311	Government National Mortgage Assn. I	5.50	10/15/2035	1,440
281	Government National Mortgage Assn. I	6.00	3/15/2037	305
173	Government National Mortgage Assn. I	6.00	9/15/2037	188
515	Government National Mortgage Assn. I	5.50	3/15/2038	555
1,227	Government National Mortgage Assn. I	5.50	4/15/2038	1,340
315	Government National Mortgage Assn. I	6.00	5/15/2038	342
493	Government National Mortgage Assn. I	6.00	5/15/2038	544
351	Government National Mortgage Assn. I	6.00	9/15/2038	380
408	Government National Mortgage Assn. I	6.00	10/15/2038	443
652	Government National Mortgage Assn. I	6.00	12/15/2038	707
410	Government National Mortgage Assn. I	5.00	2/15/2039	438
2,144	Government National Mortgage Assn. I	5.50	6/15/2039	2,313
3,507	Government National Mortgage Assn. I	4.50	9/15/2039	3,703
2,437	Government National Mortgage Assn. I	4.50	11/15/2039	2,574
3,763	Government National Mortgage Assn. I	4.50	12/15/2039	3,975
11,631	Government National Mortgage Assn. I	4.50	2/15/2040	12,288
2,410	Government National Mortgage Assn. I	4.50	3/15/2040	2,524
1,217	Government National Mortgage Assn. I	4.50	6/15/2040	1,274
868	Government National Mortgage Assn. I	4.00	7/15/2040	890
2,125	Government National Mortgage Assn. I	4.50	7/15/2040	2,222
1,226	Government National Mortgage Assn. I	4.00	8/15/2040	1,264
2,749	Government National Mortgage Assn. I	4.00	9/15/2040	2,818
2,216	Government National Mortgage Assn. I	4.50	1/15/2041	2,320
9	Government National Mortgage Assn. II	8.00	12/20/2022	9
1,370	Government National Mortgage Assn. II	4.50	4/20/2024	1,419
240	Government National Mortgage Assn. II	8.00	8/20/2030	289
263	Government National Mortgage Assn. II	7.00	9/20/2030	303
141	Government National Mortgage Assn. II	6.00	3/20/2031	154
52	Government National Mortgage Assn. II	7.50	4/20/2031	61
87	Government National Mortgage Assn. II	6.50	5/20/2031	99
63	Government National Mortgage Assn. II	6.50	7/20/2031	71
166	Government National Mortgage Assn. II	6.50	8/20/2031	184
243	Government National Mortgage Assn. II	6.50	4/20/2032	276
245	Government National Mortgage Assn. II	6.50	6/20/2032	280
365	Government National Mortgage Assn. II	6.00	8/20/2032	397
320	Government National Mortgage Assn. II	6.00	9/20/2032	350
308	Government National Mortgage Assn. II	5.50	4/20/2033	337
1,038	Government National Mortgage Assn. II	5.00	5/20/2033	1,113
1,253	Government National Mortgage Assn. II	5.00	7/20/2033	1,342
337	Government National Mortgage Assn. II	6.00	10/20/2033	369
330	Government National Mortgage Assn. II	6.00	12/20/2033	349
1,067	Government National Mortgage Assn. II	6.00	2/20/2034	1,169
1,034	Government National Mortgage Assn. II	5.50	3/20/2034	1,133
994	Government National Mortgage Assn. II	6.00	3/20/2034	1,090
811	Government National Mortgage Assn. II	5.00	6/20/2034	877
732	Government National Mortgage Assn. II	6.50	8/20/2034	835
659	Government National Mortgage Assn. II	6.00	9/20/2034	731
1,836	Government National Mortgage Assn. II	6.00	10/20/2034	2,012
132	Government National Mortgage Assn. II	6.00	11/20/2034	138
3,666	Government National Mortgage Assn. II	5.50	2/20/2035	4,016
3,226	Government National Mortgage Assn. II	5.50	4/20/2035	3,535
1,533	Government National Mortgage Assn. II	5.50	7/20/2035	1,680
1,926	Government National Mortgage Assn. II	5.00	9/20/2035	2,064
615	Government National Mortgage Assn. II	6.00	5/20/2036	674
677	Government National Mortgage Assn. II	5.50	1/20/2037	730
425	Government National Mortgage Assn. II	5.00	2/20/2037	449
2,253	Government National Mortgage Assn. II	4.00	11/20/2040	2,329
				204,664

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Other U.S. Government Securities (2.3%)

$18,000 Fannie Mae (+)	2.13%	4/24/2026	$16,992
Total Government Securities			504,670
Total U.S. Government Agency Issues
(cost: $507,673)			504,670

U.S. TREASURY SECURITIES (25.4%)

Notes (25.4%)(f)

9,500	1.00%, 09/15/2018	9,497
3,000	1.00%, 03/15/2019	2,980
7,000	1.38%, 05/31/2021	6,759
5,000	1.38%, 06/30/2023	4,695
20,000	1.50%, 08/15/2020	19,575
20,000	1.63%, 08/31/2022	19,170
10,000	1.88%, 07/31/2022	9,685
20,000	1.88%, 08/31/2024	19,009
3,000	2.00%, 02/15/2022	2,930
11,000	2.00%, 11/30/2022	10,679
20,000	2.00%, 06/30/2024	19,173
4,000	2.00%, 02/15/2025	3,812
3,000	2.13%, 06/30/2021	2,955
20,000	2.13%, 06/30/2022	19,568
5,000	2.13%, 11/30/2023	4,848
4,000	2.13%, 11/30/2024	3,849
4,500	2.13%, 05/15/2025	4,315
5,000	2.25%, 11/15/2024	4,847
20,000	2.63%, 06/15/2021(g)	19,969
	Total U.S. Treasury Securities (cost:
	$193,327)	188,315
	Total Bonds (cost: $737,950)	729,768

Number

of Shares

MONEY MARKET INSTRUMENTS (1.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)

5 State Street Instititional U.S. Government Money Market Fund Premier Class,
1.87%(h) (cost: $0)	—

Principal Amount (000)

REPURCHASE AGREEMENTS (1.7%)
$12,693 Credit Agricole Corp., 1.95%, acquired 8/31/2018 and due on 9/04/2018 at $12,693
(collateralized by $13,281 of U.S. Treasury Notes, 2.25%, due 11/15/2024;
market value $12,947)(i) (cost: $12,693)
Total Money Market Instruments (cost: $12,693)

12,693

12,693

Total Investments (cost: $750,643)	$742,461

5| USAA Government Securities Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$17,068	$—	$17,068
Municipal Obligations	—	19,715	—	19,715
U.S. Government Agency Issues	—	504,670	—	504,670
U.S. Treasury Securities	188,315	—	—	188,315
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	—	—	—	—
Repurchase Agreements	—	12,693	—	12,693
Total	$188,315	$554,146	$—	$742,461

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2018, through August 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Government Securities Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of

7| USAA Government Securities Fund

securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.Repurchase agreements are valued at cost.

4.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and

Notes to Portfolio of Investments | 8

Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At August 31, 2018, the Fund had no securities on loan.

D.Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At August 31, 2018, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

E.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $742,013,000 at August 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

9| USAA Government Securities Fund

G.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

H.Upcoming Accounting Pronouncements

In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

CATEGORIES AND DEFINITIONS

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each

Notes to Portfolio of Investments | 10

tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR London Interbank Offered Rate

SPECIFIC NOTES

(a)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2018.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(c)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(d)Stated interest rates may change slightly over time as underlying mortgages paydown.

(e)Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(f)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(g)At August 31, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(h)Rate represents the money market fund annualized seven-day yield at August 31, 2018.

11 | USAA Government Securities Fund

(i)U.S. Treasury inflation-indexed notes – designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

Notes to Portfolio of Investments | 12

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA GROWTH AND TAX STRATEGY FUND

AUGUST 31, 2018

(Form N-Q)

48046 -1018	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth And Tax Strategy Fund

August 31, 2018 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

TAX-EXEMPT SECURITIES (52.5%)

MUNICIPAL OBLIGATIONS (52.5%)

Alabama (0.2%)

$ 1,000 Lower Alabama Gas District5.00% 9/01/2046 $ 1,202

Arizona (0.9%)

1,300	City of Phoenix IDA	5.00	7/01/2046	1,369
1,000	IDA	5.00	7/01/2047	1,106
1,000	Pima County IDA (a)	5.00	6/15/2047	1,010
1,000	Student & Academic Services LLC (INS -
	Build America Mutual Assurance Co.)	5.00	6/01/2044	1,087
				4,572

California (2.7%)

1,200	Jurupa Public Financing Auth.	5.00	9/01/2042	1,326
2,000	Monterey Peninsula Unified School
	District (PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.50	8/01/2034	2,221
1,000	State	5.00	2/01/2043	1,107
1,000	State	5.00	8/01/2045	1,135
1,000	Statewide Communities Dev. Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	11/15/2049	1,101
1,000	Sutter Butte Flood Agency (INS - Build
	America Mutual Assurance Co.)	5.00	10/01/2040	1,108
1,500	Twin Rivers Unified School District (INS -
	Build America Mutual Assurance Co.)	5.00	8/01/2040	1,653
1,000	Val Verde Unified School District (INS -
	Build America Mutual Assurance Co.)	5.00	8/01/2044	1,119
4,435	West Contra Costa Unified School District
	(INS - National Public Finance
	Guarantee Corp.)(Zero Coupon)	—	8/01/2034	2,460
				13,230

Colorado (2.4%)

1,000	Denver Convention Center Hotel Auth.	5.00	12/01/2040	1,089
1,900	Denver Health & Hospital Auth. (b)	5.00	12/01/2048	2,076
1,000	Educational & Cultural Facilities Auth.	5.00	12/01/2038	1,115
710	Educational & Cultural Facilities Auth.	5.00	4/01/2048	785
1,000	Health Facilities Auth.	5.00	12/01/2042	1,056
1,000	Health Facilities Auth.	5.00	6/01/2045	1,074
250	Park Creek Metropolitan District	5.00	12/01/2041	276
1,000	Park Creek Metropolitan District	5.00	12/01/2045	1,095
1,000	Rampart Range Metropolitan District No.
	1 (INS - Assured Guaranty Municipal
	Corp.)	5.00	12/01/2047	1,118
2,000	Regional Transportation District	5.38	6/01/2031	2,111
				11,795

1| USAA Growth And Tax Strategy Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Connecticut (0.3%)

$4,579	Mashantucket (Western) Pequot
	Tribe (c),(d)	6.05%(e)	7/01/2031	$143
1,000	State	5.00	4/15/2037	1,102
				1,245

District of Columbia (0.2%)

1,100 District	5.00	7/01/2042	1,186

Florida (2.8%)

1,000	City of Jacksonville	5.00	10/01/2029	1,098
1,875	Escambia County Housing Finance Auth.
	(PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.75	6/01/2031	1,932
1,000	Halifax Hospital Medical Center	5.00	6/01/2046	1,074
2,000	Lee County IDA	5.00	11/01/2025	2,134
645	Lee County IDA	5.50	10/01/2047	692
1,300	Miami-Dade County Water & Sewer
	System (PRE)	5.00	10/01/2034	1,386
1,000	Palm Beach County Health Facilities Auth.	5.00	11/15/2045	1,105
700	Sarasota County Health Facilities Auth.	5.00	5/15/2038	769
1,000	Southeast Overtown Park West
	Community Redev. Agency (a)	5.00	3/01/2030	1,093
1,505	Tampa-Hillsborough County Expressway
	Auth.	5.00	7/01/2037	1,634
1,000	Volusia County Educational Facility Auth.	5.00	10/15/2045	1,102
				14,019

Georgia (0.7%)

1,000	Glynn-Brunswick Memorial Hospital Auth.	5.00	8/01/2047	1,090
2,200	Heard County Dev. Auth. (f),(g)	1.92	9/01/2026	2,200
				3,290

Guam (0.4%)

750Antonio B Won Pat International Airport Auth. (INS - Assured Guaranty

Municipal Corp.)	5.50	10/01/2033	838
1,000 Waterworks Auth.	5.50	7/01/2043	1,086
			1,924

Illinois (5.0%)

1,000	Bureau County Township HSD #502 (INS
	- Build America Mutual Assurance Co.)	5.00	12/01/2037	1,122
965	Chicago Board of Education (LIQ -
	Barclays Bank plc) (LOC - Barclays
	Bank plc)(a),(f),(g)	1.74	4/01/2046	965
1,000	Chicago Midway International Airport	5.00	1/01/2046	1,093
1,000	Chicago O'Hare International Airport (INS
	- Assured Guaranty Municipal Corp.)	5.25	1/01/2033	1,106
1,000	Chicago O'Hare International Airport	5.00	1/01/2041	1,112
1,000	City of Chicago Wastewaster
	Transmission	5.00	1/01/2044	1,064
1,000	City of Chicago Wastewaster
	Transmission	5.00	1/01/2047	1,075
1,000	City of Chicago Waterworks	5.00	11/01/2044	1,070
1,000	Cook County	5.00	11/15/2038	1,128
1,000	Cook County CCD No. 508 (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2047	1,077
1,000	Educational Facilities Auth.	4.00	11/01/2036	1,009
1,000	Finance Auth.	3.90	3/01/2030	1,028
2,000	Finance Auth. (PRE)	6.00	10/01/2032	2,204
1,000	Finance Auth.	5.00	5/15/2037	1,052

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$1,275	Finance Auth.	5.00%	5/15/2040 $	1,333
1,000	Finance Auth.	4.00	10/01/2040	1,017
1,000	Finance Auth.	4.00	2/15/2041	1,027
1,000	Finance Auth.	5.00	8/15/2044	1,072
1,000	Finance Auth.	5.00	5/15/2045	1,062
1,000	Northern Illinois Municipal Power Agency	4.00	12/01/2041	1,006
1,235	Sangamon County Water Reclamation
	District	5.75	1/01/2053	1,391
700	State (LIQ - Deutsche Bank A.G.) (LOC -
	Deutsche Bank A.G.)(a),(f),(g)	1.81	7/01/2031	700
				24,713

Indiana (1.3%)

500	Ball State University (PRE)	5.00	7/01/2030	530
1,000	Evansville Redev. Auth. (INS - Build
	America Mutual Assurance Co.)	4.00	2/01/2039	1,031
1,250	Finance Auth.	5.38	11/01/2032	1,257
1,000	Finance Auth.	5.00	2/01/2040	1,090
1,000	Finance Auth.	5.00	10/01/2044	1,047
1,500	Richmond Hospital Auth.	5.00	1/01/2039	1,627
				6,582

Kansas (1.3%)

1,000	City of Coffeyville Electric System (INS -
	National Public Finance Guarantee
	Corp.)(a)	5.00	6/01/2042	1,079
1,500	City of Lawrence	5.00	7/01/2043	1,668
1,000	City of Wichita	4.63	9/01/2033	990
1,250	Wyandotte County & Kansas City Unified
	Government Utility System	5.00	9/01/2044	1,382
1,000	Wyandotte County-Kansas City Unified
	Government Utility System	5.00	9/01/2045	1,111
				6,230

Kentucky (0.7%)

1,000	City of Ashland	5.00	2/01/2040	1,068
1,000	Economic Dev. Finance Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	12/01/2045	1,114
1,000	Economic Dev. Finance Auth.	5.00	5/15/2046	1,044
				3,226

Louisiana (3.6%)

1,000	City of Shreveport Water & Sewer	5.00	12/01/2040	1,110
1,000	City of Shreveport Water & Sewer
	Revenue (INS - Build America Mutual
	Assurance Co.)	5.00	12/01/2039	1,125
1,000	Environmental Facilities & Community
	Dev. Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2043	1,107
1,000	Local Government Environmental
	Facilities & Community Dev. Auth. (INS
	- Assured Guaranty Municipal Corp.)	5.00	10/01/2039	1,118
1,000	Local Government Environmental
	Facilities & Community Dev. Auth. (INS
	- Assured Guaranty Municipal Corp.)	4.00	10/01/2046	1,014
5,000	Parish of St. James (b),(g)	1.73	11/01/2040	5,000
1,000	Public Facilities Auth.	5.00	11/01/2045	1,075
1,000	Public Facilities Auth. (INS - Build
	America Mutual Assurance Co.)	5.25	6/01/2051	1,090
1,000	Public Facilities Auth.	5.00	7/01/2052	1,077
1,000	Public Facilities Auth.	4.00	1/01/2056	1,011

3| USAA Growth And Tax Strategy Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$1,500	State	5.00%	5/01/2045 $	1,694
1,000 Tobacco Settlement Financing Corp.		5.25	5/15/2035	1,077
				17,498

Maine (0.2%)

1,000 Health & Higher Education Facilities Auth.	4.00	7/01/2046	932

Massachusetts (1.5%)

1,000	Dev. Finance Agency	5.00	4/15/2040	1,061
1,000	Dev. Finance Agency	5.25	11/15/2041	1,094
1,000	Dev. Finance Agency	5.75	7/15/2043	1,078
1,000	Dev. Finance Agency	5.00	7/01/2044	1,077
1,000	Dev. Finance Agency	5.50	7/01/2044	1,083
1,000	Dev. Finance Agency	5.00	7/01/2046	1,086
1,000	Dev. Finance Agency (a)	5.00	10/01/2057	1,062
				7,541

Michigan (1.4%)

1,000	City of Wyandotte Electric System (INS -
	Build America Mutual Assurance Co.)	5.00	10/01/2044	1,078
1,000	Jackson Public Schools (NBGA -
	Michigan School Bond Qualification and
	Loan Program)	5.00	5/01/2042	1,128
1,000	Karegnondi Water Auth.	5.00	11/01/2041	1,103
1,250	Lincoln Consolidated School District (INS
	- Assured Guaranty Municipal Corp.)	5.00	5/01/2040	1,391
1,000	Livonia Public Schools School District
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	5/01/2045	1,104
1,000	Wayne County Airport Auth.	5.00	12/01/2044	1,101
				6,905

Minnesota (0.5%)

1,000	City of St. Paul Housing & Redev. Auth.
	(PRE)	5.00	11/15/2044	1,173
1,000	City of St. Paul Housing & Redev. Auth.	5.00	11/15/2047	1,124
				2,297

Missouri (0.5%)

1,270	Health & Educational Facilities Auth.	5.00	8/01/2045	1,343
1,000	St. Louis Municipal Finance Corp. (INS -
	Assured Guaranty Municipal Corp.)	5.00	10/01/2038	1,127
				2,470

Nebraska (0.2%)

1,000 Douglas County Hospital Auth. No. 3	5.00	11/01/2048	1,092

Nevada (0.9%)

1,000	Carson City	5.00	9/01/2042	1,097
1,555	Las Vegas Convention & Visitors Auth.	4.00	7/01/2041	1,583
1,500	Las Vegas Redev. Agency	5.00	6/15/2045	1,623
				4,303

New Jersey (2.6%)

1,000	EDA	5.00	6/15/2029	1,060
2,000	EDA (PRE)	5.00	9/01/2033	2,000
1,000	EDA	4.00	7/01/2034	1,000
500	EDA (INS - Assured Guaranty Municipal
	Corp.)	5.00	6/01/2037	555
2,000	EDA	5.00	6/15/2042	2,158
1,000	EDA	5.00	6/15/2047	1,078
1,000	Educational Facilities Auth.	5.00	9/01/2036	1,084

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$1,000	Health Care Facilities Financing Auth.	5.00%	10/01/2037 $	1,088
1,250	South Jersey Transportation Auth. LLC	5.00	11/01/2039	1,355
500	Tobacco Settlement Financing Corp.	5.25	6/01/2046	559
1,000	Transportation Trust Fund Auth.	5.00	6/15/2044	1,054
				12,991

New Mexico (0.2%)

1,000 City of Farmington	5.90	6/01/2040	1,067

New York (1.9%)

1,000	Dormitory Auth. (PRE)	5.50	5/01/2037	1,026
1,205	Dormitory Auth. (INS - AMBAC Assurance
	Corp.)	5.50	7/01/2040	1,561
1,000	MTA	5.00	11/15/2042	1,083
770	New York City	5.25	8/15/2023	772
2,000	New York City Trust for Cultural Res.	5.00	12/01/2039	2,071
630	New York Liberty Dev. Corp.	5.25	10/01/2035	780
1,500	New York Liberty Dev. Corp.	5.50	10/01/2037	1,915
				9,208

North Carolina (0.2%)

1,000 Medical Care Commission	5.00	10/01/2035	1,104

North Dakota (0.2%)

1,000 Ward County	5.00	6/01/2048	1,089

Ohio (0.2%)

750 Southeastern Ohio Port Auth.	5.00	12/01/2043	773

Oklahoma (1.4%)

1,315	Comanche County Hospital Auth.	5.00	7/01/2032	1,354
1,000	Dev. Finance Auth.	5.50	8/15/2057	1,134
3,500	Muskogee Industrial Trust (b),(g)	1.65	6/01/2027	3,500
750	Tulsa County Industrial Auth.	5.25	11/15/2037	829
				6,817

Pennsylvania (4.7%)

1,000	Allegheny County Hospital Dev. Auth.	5.00	4/01/2047	1,095
1,000	Altoona Area School District (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2048	1,104
350	Berks County IDA	5.00	5/15/2043	380
1,500	Berks County IDA	5.00	11/01/2050	1,639
1,125	Butler County Hospital Auth.	5.00	7/01/2039	1,219
1,000	Chester County IDA	5.00	10/01/2044	1,058
1,000	Commonwealth Financing Auth.	5.00	6/01/2035	1,124
1,625	Indiana County Hospital Auth.	6.00	6/01/2039	1,752
1,000	Lancaster County Hospital Auth.	5.00	11/01/2035	1,091
1,000	Montgomery County IDA	5.25	1/15/2045	1,065
1,000	Northampton County General Purpose
	Auth.	4.00	8/15/2040	1,007
1,000	Northampton County General Purpose
	Auth.	5.00	8/15/2043	1,113
1,000	Pennsylvania Turnpike Commission	5.00	12/01/2039	1,123
1,000	Philadelphia School District	5.00	9/01/2037	1,101
1,000	Philadelphia School District	5.00	9/01/2038	1,113
1,500	Reading School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	3/01/2038	1,681
1,000	State	5.00	7/01/2043	1,102
1,000	Turnpike Commission	5.25	12/01/2044	1,119
1,000	Turnpike Commission	5.00	12/01/2046	1,088
1,000	Turnpike Commission	5.00	12/01/2047	1,110
				23,084

5| USAA Growth And Tax Strategy Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Puerto Rico (0.2%)

$1,000 Commonwealth (INS - Assured Guaranty
Municipal Corp.)	5.00%	7/01/2035 $	1,087

Rhode Island (0.2%)

40	Housing & Mortgage Finance Corp.	6.85	10/01/2024	40
1,000	Rhode Island Turnpike & Bridge Auth.	5.00	10/01/2040	1,111
				1,151

South Carolina (0.4%)

2,000 Piedmont Municipal Power Agency (INS -
Assured Guaranty Municipal Corp.)	5.75	1/01/2034	2,186

Tennessee (1.0%)

1,050	Chattanooga Health Educational &
	Housing Facility Board (g)	1.68	5/01/2039	1,050
1,500	Greeneville Health & Educational
	Facilities Board	5.00	7/01/2037	1,680
1,000	Metropolitan Government of Nashville &
	Davidson County Health & Educational
	Facilities Board	5.00	10/01/2045	1,081
1,000	Metropolitan Government of Nashville &
	Davidson County Health & Educational
	Facilities Board	5.00	7/01/2046	1,098
				4,909

Texas (8.0%)

1,380	Austin Convention Enterprises, Inc.	5.00	1/01/2034	1,506
1,000	Bexar County Health Facilities Dev. Corp.	5.00	7/15/2037	1,084
1,000	Central Texas Regional Mobility Auth.	4.00	1/01/2041	999
1,000	Central Texas Regional Mobility Auth.	5.00	1/01/2045	1,090
1,000	Central Texas Turnpike System	5.00	8/15/2042	1,078
1,000	City of Arlington (INS - Assured Guaranty
	Municipal Corp.)	5.00	2/15/2048	1,133
1,000	City of Houston	5.00	9/01/2039	1,092
1,000	City of Houston	5.00	9/01/2040	1,091
1,000	City of Laredo Waterworks & Sewer
	System	4.00	3/01/2041	1,021
4,890	City of Lewisville (INS - ACA Financial
	Guaranty Corp.)	5.80	9/01/2025	5,089
1,000	Clifton Higher Education Finance Corp.
	(NBGA - Texas Permanent School
	Fund)	5.00	8/15/2039	1,103
1,000	Harris County Cultural Education Facilities
	Finance Corp.	5.00	6/01/2038	1,056
1,000	Harris County Hospital District	4.00	2/15/2042	1,005
1,000	Karnes County Hospital District	5.00	2/01/2044	1,035
1,000	Little Elm ISD (NBGA - Texas Permanent
	School Fund)	5.00	8/15/2046	1,147
1,000	Matagorda County Navigation District No.
	1	4.00	6/01/2030	1,032
1,000	Mesquite Health Facility Dev. Corp.	5.00	2/15/2035	1,038

225New Hope Cultural Education Facilities Finance Corp. (INS - Assured Guaranty

	Municipal Corp.)	5.00	7/01/2038	248
1,600	New Hope Cultural Education Facilities
	Finance Corp.	5.00	4/01/2047	1,695
1,000	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2047	888
1,500	North Texas Tollway Auth.	5.00	1/01/2031	1,665
1,000	North Texas Tollway Auth.	5.00	1/01/2045	1,100
6,300	Port of Port Arthur Navigation District (f),(g)	1.75	4/01/2040	6,300
725	Port of Port Arthur Navigation District (g)	1.67	11/01/2040	725

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$1,000	Princeton ISD (NBGA - Texas Permanent
	School Fund)	5.00%	2/15/2043 $	1,147
1,000	Tarrant County Cultural Education
	Facilities Finance Corp.	5.00	11/15/2036	1,046
1,000	Tarrant County Cultural Education
	Facilities Finance Corp.	5.00	11/15/2045	1,040
1,000	Tarrant County Cultural Education
	Facilities Finance Corp.	5.00	11/15/2046	1,079
				39,532

Virginia (0.2%)

1,000 Alexandria IDA	5.00	10/01/2050	1,096

Washington (2.1%)

5,500	Health Care Facilities Auth. (LIQ -
	J.P.Morgan Chase & Co.)(a),(f),(g)	1.91	2/01/2019	5,500
1,500	Health Care Facilities Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.)(a),(g)	1.73	1/01/2035	1,500
1,000	Health Care Facilities Auth.	4.00	7/01/2042	1,009
1,000	Health Care Facilities Auth.	5.00	1/01/2047	1,096
1,000	Housing Finance Commission	5.00	1/01/2038	1,098
				10,203

West Virginia (0.3%)

1,500 West Virginia Hospital Finance Auth. (b)	4.00	1/01/2038	1,492

Wisconsin (0.7%)

1,000	Health & Educational Facilities Auth.
	(PRE)	5.25	4/15/2035	1,140
1,000	Health & Educational Facilities Auth.	5.00	9/15/2045	1,046
1,000	Public Finance Auth.	5.00	7/01/2038	1,133
				3,319

Wyoming (0.3%)

1,250	Laramie County	5.00	5/01/2037	1,336
	Total Municipal Obligations (cost: $256,284)			258,696

Number
of Shares

	EQUITY SECURITIES (48.6%)
	BLUE CHIP STOCKS (48.6%)
	Consumer Discretionary (6.3%)
	Advertising (0.0%)
3,603	Interpublic Group of Companies, Inc.			84
2,152	Omnicom Group, Inc.			149
				233
	Apparel Retail (0.3%)
1,129	Foot Locker, Inc.			56
2,024	Gap, Inc.			61
2,332	L Brands, Inc.			62
3,683	Ross Stores, Inc.			353
6,243	TJX Companies, Inc.			686
				1,218
	Apparel, Accessories & Luxury Goods (0.2%)
3,343	Hanesbrands, Inc.			59

7| USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

1,422	Michael Kors Holdings Ltd.(h)	$103
713	PVH Corp.	102
517	Ralph Lauren Corp.	69
3,100	Tapestry, Inc.	157
1,669	Under Armour, Inc. "A"(h)	34
1,654	Under Armour, Inc. "C"(h)	31
3,185	VF Corp.	294
		849

Auto Parts & Equipment (0.1%)

2,482	Aptiv plc	219
1,744	BorgWarner, Inc.	76
1	Delphi Technologies plc	—
		295

Automobile Manufacturers (0.2%)

36,855	Ford Motor Co.	349
11,947	General Motors Co.	431
		780

Automotive Retail (0.1%)

687	Advance Auto Parts, Inc.	113
255	AutoZone, Inc.(h)	196
1,691	CarMax, Inc.(h)	132
788	O'Reilly Automotive, Inc.(h)	264
		705

Broadcasting (0.1%)

3,467	CBS Corp. "B"	184
3,809	Discovery, Inc. "C"(h)	97
1,428	Discovery, Inc. "A"(h)	40
		321

Cable & Satellite (0.5%)

1,798	Charter Communications, Inc. "A"(h)	558
44,677	Comcast Corp. "A"	1,653
2,589	DISH Network Corp. "A"(h)	91
		2,302

Casinos & Gaming (0.1%)

5,546	MGM Resorts International	161
757	Wynn Resorts Ltd.	112
		273

Computer & Electronics Retail (0.0%)

2,415 Best Buy Co., Inc.	192

Consumer Electronics (0.0%)

1,028 Garmin Ltd.	70

Department Stores (0.1%)

1,903	Kohl's Corp.	150
2,843	Macy's, Inc.	104
1,034	Nordstrom, Inc.	65
		319

Distributors (0.1%)

1,641	Genuine Parts Co.	164
2,886	LKQ Corp.(h)	100
		264

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

Footwear (0.2%)

12,617 NIKE, Inc. "B"$ 1,037

General Merchandise Stores (0.2%)

2,461	Dollar General Corp.	265
2,313	Dollar Tree, Inc.(h)	186
5,038	Target Corp.	441
		892

Home Furnishings (0.0%)

1,214	Leggett & Platt, Inc.	55
597	Mohawk Industries, Inc.(h)	115
		170

Home Improvement Retail (0.6%)

11,347	Home Depot, Inc.	2,278
8,086	Lowe's Companies, Inc.	880
		3,158

Homebuilding (0.1%)

3,224	DR Horton, Inc.	143
2,566	Lennar Corp. "A"	133
1	Lennar Corp. "B"	—
2,649	PulteGroup, Inc.	74
		350

Hotels, Resorts & Cruise Lines (0.2%)

3,853	Carnival Corp.	237
3,115	Hilton Worldwide Holdings, Inc.	242
2,837	Marriott International, Inc. "A"	359
2,244	Norwegian Cruise Line Holdings Ltd.(h)	120
1,606	Royal Caribbean Cruises Ltd.	197
		1,155

Household Appliances (0.0%)

674 Whirlpool Corp.	84

Housewares & Specialties (0.0%)

4,542 Newell Brands, Inc.	99

Internet & Direct Marketing Retail (2.1%)

3,906	Amazon.com, Inc.(h)	7,862
461	Booking Holdings, Inc.(h)	900
1,162	Expedia Group, Inc.	151
4,228	Netflix, Inc.(h)	1,554
975	TripAdvisor, Inc.(h)	53
		10,520

Leisure Products (0.0%)

1,004	Hasbro, Inc.	100
3,027	Mattel, Inc.	46
		146

Motorcycle Manufacturers (0.0%)

1,559 Harley-Davidson, Inc.	66

Movies & Entertainment (0.5%)

10,254	Twenty-First Century Fox, Inc. "A"	465
4,272	Twenty-First Century Fox, Inc. "B"	192

9| USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

3,276	Viacom, Inc. "B"	$96
14,226	Walt Disney Co.	1,594
		2,347

Publishing (0.0%)

3,584 News Corp. "A"	47

Restaurants (0.5%)

222	Chipotle Mexican Grill, Inc.(h)	106
1,204	Darden Restaurants, Inc.	140
7,541	McDonald's Corp.	1,223
13,440	Starbucks Corp.	718
3,123	Yum! Brands, Inc.	271
		2,458

Specialized Consumer Services (0.0%)

1,952 H&R Block, Inc.	53

Specialty Stores (0.1%)

930	Tiffany & Co.	114
1,196	Tractor Supply Co.	106
551	Ulta Salon Cosmetics & Fragrance, Inc.(h)	143
		363

Tires & Rubber (0.0%)

2,283 Goodyear Tire & Rubber Co.	52
Total Consumer Discretionary	30,818

Consumer Staples (3.3%)

Agricultural Products (0.0%)

5,283 Archer-Daniels-Midland Co.	266

Brewers (0.0%)

1,717 Molson Coors Brewing Co. "B"	115

Distillers & Vintners (0.1%)

2,845	Brown-Forman Corp. "B" "B"	149
1,572	Constellation Brands, Inc. "A"	327
		476

Drug Retail (0.1%)

8,201 Walgreens Boots Alliance, Inc.	562

Food Distributors (0.1%)

4,663 Sysco Corp.	349

Food Retail (0.0%)

7,907 Kroger Co.	249

Household Products (0.7%)

2,300	Church & Dwight Co., Inc.	130
1,204	Clorox Co.	174
8,295	Colgate-Palmolive Co.	551
3,398	Kimberly-Clark Corp.	393
24,735	Procter & Gamble Co.	2,052
		3,300

Hypermarkets & Super Centers (0.5%)

4,315	Costco Wholesale Corp.	1,006
13,998	Walmart, Inc.	1,342
		2,348

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

Packaged Foods & Meats (0.5%)

1,817	Campbell Soup Co.	$72
3,859	Conagra Brands, Inc.	142
5,842	General Mills, Inc.	269
1,318	Hershey Co.	132
2,891	Hormel Foods Corp.	113
1,270	JM Smucker Co.	131
2,322	Kellogg Co.	167
5,639	Kraft Heinz Co.	329
1,117	McCormick & Co., Inc.	140
14,079	Mondelez International, Inc. "A"	601
2,778	Tyson Foods, Inc. "A"	174
		2,270

Personal Products (0.1%)

4,173	Coty, Inc. "A"	51
2,082	Estee Lauder Companies, Inc. "A"	292
		343

Soft Drinks (0.7%)

37,672	Coca-Cola Co.	1,679
3,824	Monster Beverage Corp.(h)	233
13,946	PepsiCo, Inc.	1,562
		3,474

Tobacco (0.5%)

18,697	Altria Group, Inc.	1,094
15,122	Philip Morris International, Inc.	1,178
		2,272
	Total Consumer Staples	16,024

Energy (2.8%)

Integrated Oil & Gas (1.2%)

18,598	Chevron Corp.	2,203
41,059	Exxon Mobil Corp.(i)	3,292
7,228	Occidental Petroleum Corp.	577
		6,072

Oil & Gas Drilling (0.0%)

1,218 Helmerich & Payne, Inc.	80

Oil & Gas Equipment & Services (0.3%)

3,998	Baker Hughes a GE Co.	132
8,243	Halliburton Co.	329
3,716	National Oilwell Varco, Inc.	175
13,625	Schlumberger Ltd.	860
4,157	TechnipFMC plc	127
		1,623

Oil & Gas Exploration & Production (0.7%)

5,169	Anadarko Petroleum Corp.	333
3,718	Apache Corp.	163
4,115	Cabot Oil & Gas Corp.	98
890	Cimarex Energy Co.	75
1,850	Concho Resources, Inc.(h)	254
11,510	ConocoPhillips	845
5,091	Devon Energy Corp.	219
5,694	EOG Resources, Inc.	673
2,664	EQT Corp.	136
2,552	Hess Corp.	172
8,300	Marathon Oil Corp.	178

11 | USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

2,173	Newfield Exploration Co.(h)	$59
5,355	Noble Energy, Inc.	159
1,705	Pioneer Natural Resources Co.	298
		3,662

Oil & Gas Refining & Marketing (0.4%)

1,353	Andeavor	207
1,968	HollyFrontier Corp.	147
4,527	Marathon Petroleum Corp.	372
4,058	Phillips 66	481
4,239	Valero Energy Corp.	500
		1,707

Oil & Gas Storage & Transportation (0.2%)

18,142	Kinder Morgan, Inc.	321
3,877	ONEOK, Inc.	256
9,002	Williams Companies, Inc.	266
		843
	Total Energy	13,987

Financials (6.7%)

Asset Management & Custody Banks (0.5%)

518	Affiliated Managers Group, Inc.	76
1,383	Ameriprise Financial, Inc.	196
9,561	Bank of New York Mellon Corp.	499
1,231	BlackRock, Inc.	590
2,997	Franklin Resources, Inc.	95
4,430	Invesco Ltd.	107
1,990	Northern Trust Corp.(j)	214
3,447	State Street Corp.	299
2,288	T. Rowe Price Group, Inc.	265
		2,341

Consumer Finance (0.3%)

6,948	American Express Co.	736
4,733	Capital One Financial Corp.	469
3,369	Discover Financial Services	263
6,818	Synchrony Financial	216
		1,684

Diversified Banks (2.4%)

91,738	Bank of America Corp.	2,838
24,508	Citigroup, Inc.	1,746
33,019	J.P. Morgan Chase & Co.	3,783
14,892	U.S. Bancorp.	806
42,665	Wells Fargo & Co.(i)	2,495
		11,668

Financial Exchanges & Data (0.4%)

1,060	Cboe Global Markets, Inc.	107
3,313	CME Group, Inc.	579
5,422	Intercontinental Exchange, Inc.	413
1,624	Moody's Corp.	289
992	MSCI, Inc.	179
1,159	Nasdaq, Inc.	111
2,444	S&P Global, Inc.	506
		2,184

Insurance Brokers (0.2%)

2,360	Aon plc	344
2,040	Arthur J. Gallagher & Co.	147

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

4,764	Marsh & McLennan Companies, Inc.	$403
1,438	Willis Towers Watson plc	212
		1,106

Investment Banking & Brokerage (0.5%)

11,811	Charles Schwab Corp.	600
2,481	E*TRADE Financial Corp.(h)	146
3,554	Goldman Sachs Group, Inc.	845
12,903	Morgan Stanley	630
1,452	Raymond James Financial, Inc.	135
		2,356

Life & Health Insurance (0.4%)

7,532	Aflac, Inc.	348
1,341	Brighthouse Financial, Inc.(h)	56
1,996	Lincoln National Corp.	131
9,889	MetLife, Inc.	454
2,507	Principal Financial Group, Inc.	138
4,373	Prudential Financial, Inc.	430
995	Torchmark Corp.	87
2,079	Unum Group	77
		1,721

Multi-Line Insurance (0.2%)

8,734	American International Group, Inc.	464
4,006	Hartford Financial Services Group, Inc.	202
2,558	Loews Corp.	129
		795

Multi-Sector Holdings (0.8%)

18,667	Berkshire Hathaway, Inc. "B"(h)	3,896
3,392	Jefferies Financial Group, Inc.	79
		3,975

Property & Casualty Insurance (0.4%)

3,329	Allstate Corp.	335
4,531	Chubb Ltd.	613
1,525	Cincinnati Financial Corp.	117
5,434	Progressive Corp.	367
2,954	Travelers Companies, Inc.	389
2,431	XL Group Ltd.	139
		1,960

Regional Banks (0.6%)

7,586	BB&T Corp.	392
4,616	Citizens Financial Group, Inc.	190
1,613	Comerica, Inc.	157
6,711	Fifth Third Bancorp	198
11,994	Huntington Bancshares, Inc.	194
11,840	KeyCorp.	249
1,384	M&T Bank Corp.	245
4,494	PNC Financial Services Group, Inc.	645
10,886	Regions Financial Corp.	212
4,522	SunTrust Banks, Inc.	333
576	SVB Financial Group(h)	186
2,072	Zions Bancorp.	110
		3,111

Reinsurance (0.0%)

441 Everest Re Group Ltd.	98
Total Financials	32,999

13 | USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

Health Care (7.1%)

Biotechnology (1.3%)

14,744	AbbVie, Inc.	$1,415
2,165	Alexion Pharmaceuticals, Inc.(h)	265
6,480	Amgen, Inc.	1,295
2,076	Biogen, Inc.(h)	734
6,877	Celgene Corp.(h)	649
12,790	Gilead Sciences, Inc.	968
1,623	Incyte Corp.(h)	120
752	Regeneron Pharmaceuticals, Inc.(h)	306
2,479	Vertex Pharmaceuticals, Inc.(h)	457
		6,209

Health Care Distributors (0.1%)

1,496	AmerisourceBergen Corp.	134
2,930	Cardinal Health, Inc.	153
1,445	Henry Schein, Inc.(h)	112
1,932	McKesson Corp.	249
		648

Health Care Equipment (1.4%)

17,003	Abbott Laboratories(i)	1,137
412	ABIOMED, Inc.(h)	168
4,736	Baxter International, Inc.	352
2,600	Becton, Dickinson & Co.	681
13,424	Boston Scientific Corp.(h)	477
5,981	Danaher Corp.	619
2,050	Edwards Lifesciences Corp.(h)	296
2,574	Hologic, Inc.(h)	102
808	IDEXX Laboratories, Inc.(h)	205
1,115	Intuitive Surgical, Inc.(h)	624
13,322	Medtronic plc	1,284
1,315	ResMed, Inc.	147
3,126	Stryker Corp.	530
849	Varian Medical Systems, Inc.(h)	95
1,891	Zimmer Biomet Holdings, Inc.	234
		6,951

Health Care Facilities (0.1%)

2,781	HCA Healthcare, Inc.	373
812	Universal Health Services, Inc. "B"	106
		479

Health Care Services (0.3%)

9,859	CVS Health Corp.	742
1,414	DaVita, Inc.(h)	98
1,122	Envision Healthcare Corp.(h)	51
5,464	Express Scripts Holding Co.(h)	481
995	Laboratory Corp. of America Holdings(h)	172
1,241	Quest Diagnostics, Inc.	136
		1,680

Health Care Supplies (0.1%)

702	Align Technology, Inc.(h)	271
549	Cooper Cos., Inc.	140
2,170	Dentsply Sirona, Inc.	87
		498

Health Care Technology (0.0%)

2,904 Cerner Corp.(h)	189

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)

Life Sciences Tools & Services (0.5%)

3,001	Agilent Technologies, Inc.	$203
1,430	Illumina, Inc.(h)	507
1,574	IQVIA Holdings, Inc.(h)	200
250	Mettler-Toledo International, Inc.(h)	146
1,114	PerkinElmer, Inc.	103
3,958	Thermo Fisher Scientific, Inc.	946
742	Waters Corp.(h)	141
		2,246

Managed Health Care (1.0%)

3,081	Aetna, Inc.	617
2,511	Anthem, Inc.	665
1,997	Centene Corp.(h)	292
2,330	Cigna Corp.	439
1,316	Humana, Inc.	439
9,349	UnitedHealth Group, Inc.	2,510
		4,962

Pharmaceuticals (2.3%)

3,298	Allergan plc	632
16,079	Bristol-Myers Squibb Co.	974
9,152	Eli Lilly & Co.	967
26,011	Johnson & Johnson(i)	3,503
26,463	Merck & Co., Inc.	1,815
5,065	Mylan N.V.(h)	198
1,522	Nektar Therapeutics(h)	101
1,238	Perrigo Co. plc	95
56,908	Pfizer, Inc.	2,363
4,707	Zoetis, Inc.	427
		11,075
	Total Health Care	34,937

Industrials (4.7%)

Aerospace & Defense (1.3%)

3,879	Arconic, Inc.	87
5,311	Boeing Co.	1,820
2,590	General Dynamics Corp.	501
1,100	Harris Corp.	179
420	Huntington Ingalls Industries, Inc.	103
887	L3 Technologies, Inc.	190
2,443	Lockheed Martin Corp.	783
1,696	Northrop Grumman Corp.	506
2,710	Raytheon Co.	540
1,836	Rockwell Collins, Inc.	250
2,441	Textron, Inc.	168
443	TransDigm Group, Inc.	155
7,037	United Technologies Corp.	927
		6,209

Agriculture & Farm Machinery (0.1%)

3,155 Deere & Co.	454

Air Freight & Logistics (0.3%)

1,279	CH Robinson Worldwide, Inc.	123
1,610	Expeditors International of Washington, Inc.	118
2,391	FedEx Corp.	583
6,708	United Parcel Service, Inc. "B"	824
		1,648

Airlines (0.2%)

1,149 Alaska Air Group, Inc.	78

15 | USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

3,997	American Airlines Group, Inc.	$162
6,373	Delta Air Lines, Inc.	373
5,077	Southwest Airlines Co.	311
2,350	United Continental Holdings, Inc.(h)	205
		1,129

Building Products (0.1%)

880	Allegion plc	77
1,344	AO Smith Corp.	78
1,427	Fortune Brands Home & Security, Inc.	75
9,010	Johnson Controls International plc	340
2,915	Masco Corp.	111
		681

Construction & Engineering (0.0%)

1,572	Fluor Corp.	90
1,348	Jacobs Engineering Group, Inc.	98
		188

Construction Machinery & Heavy Trucks (0.3%)

5,882	Caterpillar, Inc.	817
1,457	Cummins, Inc.	207
3,979	PACCAR, Inc.	272
		1,296

Diversified Support Services (0.1%)

814	Cintas Corp.	174
2,286	Copart, Inc.(h)	147
		321

Electrical Components & Equipment (0.3%)

2,103	AMETEK, Inc.	162
4,790	Eaton Corp. plc	398
5,920	Emerson Electric Co.	454
1,199	Rockwell Automation, Inc.	217
		1,231

Environmental & Facilities Services (0.1%)

2,086	Republic Services, Inc.	153
957	Stericycle, Inc.(h)	59
3,869	Waste Management, Inc.	352
		564

Human Resource & Employment Services (0.0%)

1,300 Robert Half International, Inc.	102

Industrial Conglomerates (0.8%)

5,883	3M Co.	1,241
84,230	General Electric Co.(i)	1,090
7,197	Honeywell International, Inc.	1,144
1,119	Roper Technologies, Inc.	334
		3,809

Industrial Machinery (0.4%)

1,435	Dover Corp.	123
1,210	Flowserve Corp.	63
2,848	Fortive Corp.	239
2,966	Illinois Tool Works, Inc.	412
2,360	Ingersoll-Rand plc	239
1,448	Parker-Hannifin Corp.	254
1,502	Pentair plc	66
528	Snap-on, Inc.	94

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)

1,745	Stanley Black & Decker, Inc.	$245
1,676	Xylem, Inc.	127
		1,862

Railroads (0.5%)

8,517	CSX Corp.	632
960	Kansas City Southern	111
2,671	Norfolk Southern Corp.	464
7,675	Union Pacific Corp.	1,156
		2,363

Research & Consulting Services (0.1%)

1,096	Equifax, Inc.	147
3,349	IHS Markit Ltd.(h)	184
3,126	Nielsen Holdings plc	81
1,450	Verisk Analytics, Inc.(h)	173
		585

Trading Companies & Distributors (0.1%)

2,691	Fastenal Co.	157
788	United Rentals, Inc.(h)	123
478	WW Grainger, Inc.	169
		449

Trucking (0.0%)

957 JB Hunt Transport Services, Inc.	115
Total Industrials	23,006

Information Technology (12.9%)

Application Software (0.7%)

4,776	Adobe Systems, Inc.(h)	1,259
796	ANSYS, Inc.(h)	148
2,132	Autodesk, Inc.(h)	329
2,583	Cadence Design Systems, Inc.(h)	122
1,327	Citrix Systems, Inc.(h)	151
2,371	Intuit, Inc.	520
6,840	salesforce.com, Inc.(h)	1,044
1,398	Synopsys, Inc.(h)	143
		3,716

Communications Equipment (0.6%)

464	Arista Networks, Inc.(h)	139
45,824	Cisco Systems, Inc.	2,189
561	F5 Networks, Inc.(h)	106
3,500	Juniper Networks, Inc.	100
1,577	Motorola Solutions, Inc.	202
		2,736

Data Processing & Outsourced Services (1.6%)

525	Alliance Data Systems Corp.	125
4,190	Automatic Data Processing, Inc.	615
1,316	Broadridge Financial Solutions, Inc.	178
3,104	Fidelity National Information Services, Inc.	336
3,938	Fiserv, Inc.(h)	315
1,015	FleetCor Technologies, Inc.(h)	217
1,504	Global Payments, Inc.	188
9,019	Mastercard, Inc. "A"	1,944
3,617	Paychex, Inc.	265
10,672	PayPal Holdings, Inc.(h)	985
1,527	Total System Services, Inc.	148

17 | USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

17,570	Visa, Inc. "A"	$2,581
4,287	Western Union Co.	81
		7,978

Electronic Components (0.1%)

2,817	Amphenol Corp. "A"	266
8,079	Corning, Inc.	271
		537

Electronic Equipment & Instruments (0.0%)

1,385 FLIR Systems, Inc.	87

Electronic Manufacturing Services (0.1%)

412	IPG Photonics Corp.(h)	72
3,258	TE Connectivity Ltd.	299
		371

Home Entertainment Software (0.2%)

7,488	Activision Blizzard, Inc.	540
2,985	Electronic Arts, Inc.(h)	339
1,245	Take-Two Interactive Software, Inc.(h)	166
		1,045

Internet Software & Services (2.5%)

1,562	Akamai Technologies, Inc.(h)	117
2,954	Alphabet, Inc. "C"(h)	3,598
2,906	Alphabet, Inc. "A"(h)	3,580
9,005	eBay, Inc.(h)	312
23,335	Facebook, Inc. "A"(h)	4,101
6,370	Twitter, Inc.(h)	224
1,070	VeriSign, Inc.(h)	170
		12,102

IT Consulting & Other Services (0.6%)

6,236	Accenture plc "A"	1,054
5,701	Cognizant Technology Solutions Corp. "A"	447
2,695	DXC Technology Co.	246
827	Gartner, Inc.(h)	124
8,397	International Business Machines Corp.	1,230
		3,101

Semiconductor Equipment (0.2%)

9,886	Applied Materials, Inc.	425
1,462	KLA-Tencor Corp.	170
1,595	Lam Research Corp.	276
		871

Semiconductors (1.7%)

8,016	Advanced Micro Devices, Inc.(h)	202
3,609	Analog Devices, Inc.	357
3,883	Broadcom, Inc.	850
45,335	Intel Corp.	2,196
2,357	Microchip Technology, Inc.	203
11,408	Micron Technology, Inc.(h)	599
5,886	NVIDIA Corp.	1,652
1,188	Qorvo, Inc.(h)	95
14,584	QUALCOMM, Inc.	1,002
1,701	Skyworks Solutions, Inc.	155
9,308	Texas Instruments, Inc.	1,046
2,342	Xilinx, Inc.	182
		8,539

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)

Systems Software (2.1%)

3,496	CA, Inc.	$153
74,456	Microsoft Corp.(i)	8,364
29,314	Oracle Corp.	1,424
1,728	Red Hat, Inc.(h)	255
5,739	Symantec Corp.	116
		10,312

Technology Hardware, Storage, & Peripherals (2.5%)

47,818	Apple, Inc.(i)	10,885
14,736	Hewlett Packard Enterprise Co.	243
15,968	HP, Inc.	394
2,488	NetApp, Inc.	216
2,733	Seagate Technology plc	146
2,911	Western Digital Corp.	184
1,978	Xerox Corp.	55
		12,123
	Total Information Technology	63,518

Materials (1.2%)

Commodity Chemicals (0.1%)

3,020 LyondellBasell Industries N.V. "A"	341

Construction Materials (0.1%)

582	Martin Marietta Materials, Inc.	115
1,496	Vulcan Materials Co.	166
		281

Copper (0.0%)

13,108 Freeport-McMoRan, Inc.	184

Diversified Chemicals (0.4%)

22,828	DowDuPont, Inc.	1,601
1,302	Eastman Chemical Co.	126
		1,727

Fertilizers & Agricultural Chemicals (0.1%)

2,178	CF Industries Holdings, Inc.	113
1,221	FMC Corp.	105
3,264	Mosaic Co.	102
		320

Gold (0.0%)

5,968 Newmont Mining Corp.	185

Industrial Gases (0.2%)

2,133	Air Products & Chemicals, Inc.	355
2,795	Praxair, Inc.	442
		797

Metal & Glass Containers (0.0%)

3,951 Ball Corp.	166

Paper Packaging (0.1%)

906	Avery Dennison Corp.	95
3,900	International Paper Co.	199
860	Packaging Corp. of America	95
1,672	Sealed Air Corp.	67
2,902	WestRock Co.	160
		616

19 | USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

Specialty Chemicals (0.2%)

1,007	Albemarle Corp.	$96
2,428	Ecolab, Inc.	365
719	International Flavors & Fragrances, Inc.	94
2,769	PPG Industries, Inc.	306
768	Sherwin-Williams Co.	350
		1,211

Steel (0.0%)

3,094 Nucor Corp.	193
Total Materials	6,021

Real Estate (1.3%)

Real Estate Services (0.0%)

2,808 CBRE Group, Inc. "A"(h)	137

REITs - Health Care (0.1%)

4,358	HCP, Inc.	118
3,300	Ventas, Inc.	197
3,536	Welltower, Inc.	236
		551

REITs - Hotel & Resort (0.0%)

6,924 Host Hotels & Resorts, Inc.	149

REITs - Industrial (0.1%)

3,869	Duke Realty Corp.	110
5,026	Prologis, Inc.	338
		448

REITs - Office (0.1%)

1,101	Alexandria Real Estate Equities, Inc.	141
1,478	Boston Properties, Inc.	193
887	SL Green Realty Corp.	93
1,602	Vornado Realty Trust	123
		550

REITs - Residential (0.2%)

1,564	AvalonBay Communities, Inc.	286
4,165	Equity Residential	282
612	Essex Property Trust, Inc.	151
1,273	Mid-America Apartment Communities, Inc.	132
2,624	UDR, Inc.	105
		956

REITs - Retail (0.2%)

2,192	Brookfield Property REIT, Inc.	44
663	Federal Realty Investment Trust	87
3,887	Kimco Realty Corp.	67
3,181	Realty Income Corp.	186
1,543	Regency Centers Corp.	102
2,936	Simon Property Group, Inc.	537
		1,023

REITs - Specialized (0.6%)

4,297	American Tower Corp.	641
4,036	Crown Castle International Corp.	460
1,886	Digital Realty Trust, Inc.	235
773	Equinix, Inc.	337
1,147	Extra Space Storage, Inc.	106
2,608	Iron Mountain, Inc.	94

Portfolio of Investments | 20

		Market
Number		Value
of Shares	Security	(000)

1,363	Public Storage	$290
1,109	SBA Communications Corp.(h)	172
8,217	Weyerhaeuser Co.	285
		2,620
	Total Real Estate	6,434

Telecommunication Services (0.9%)

Alternative Carriers (0.0%)

9,976 CenturyLink, Inc.	213

Integrated Telecommunication Services (0.9%)

70,647	AT&T, Inc.(i)	2,256
40,071	Verizon Communications, Inc.	2,179
		4,435
	Total Telecommunication Services	4,648

Utilities (1.4%)

Electric Utilities (0.9%)

2,301	Alliant Energy Corp.	99
4,535	American Electric Power Co., Inc.	325
6,819	Duke Energy Corp.	554
3,042	Edison International	200
1,967	Entergy Corp.	164
3,068	Evergy, Inc.	175
3,443	Eversource Energy	215
9,070	Exelon Corp.	396
4,254	FirstEnergy Corp.	159
4,443	NextEra Energy, Inc.	756
5,841	PG&E Corp.	270
7,821	PPL Corp.	233
10,248	Southern Co.	449
5,211	Xcel Energy, Inc.	250
		4,245

Independent Power Producers & Energy Traders (0.1%)

6,122	AES Corp.	82
2,789	NRG Energy, Inc.	99
		181

Multi-Utilities (0.4%)

2,468	Ameren Corp.	156
4,683	CenterPoint Energy, Inc.	130
3,064	CMS Energy Corp.	151
2,930	Consolidated Edison, Inc.	231
6,348	Dominion Energy, Inc.	449
2,031	DTE Energy Co.	226
4,781	Public Service Enterprise Group, Inc.	250
1,549	SCANA Corp.	60
2,569	Sempra Energy	298
2,943	WEC Energy Group, Inc.	199
		2,150

Water Utilities (0.0%)

1,992 American Water Works Co., Inc.	175
Total Utilities	6,751
Total Blue Chip Stocks (cost: $116,586)	239,143

21 | USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

GOVERNMENT & U.S. TREASURY MONEY MARKET INSTRUMENTS (0.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

684,777 State Street Institutional Treasury Money Market Fund Premier Class, 1.87%(k)
(cost: $685)	$685

Principal Amount (000)

U.S. TREASURY SECURITIES (0.1%)

Bills (0.1%)

$210	—, 1/10/2019 (Zero Coupon)(l) (cost: $208)						208
	Total Government & U.S. Treasury Money Market Instruments (cost: $893)						893
	Total Investments (cost: $373,763)						$498,732

							Unrealized
							Appreciation/
Number of		Expiration	Notional		Contract	(Depreciation)
Contracts	Description	Date	Amount (000)	Value (000)			(000)

	FUTURES (0.1%)
	LONG FUTURES
	Equity Contracts
5	E-mini S&P 500	9/21/2018	USD	715	$726		$11
	Total Long Futures				$726		$11
	Total Futures				$726		$11
($ in 000s)		VALUATION HIERARCHY

Assets		LEVEL 1		LEVEL 2	LEVEL 3		Total
Tax-Exempt Securities:
Municipal Obligations			$—	$ 258,696	$—		$ 258,696
Equity Securities:
Blue Chip Stocks			239,143	—		—	239,143
Government & U.S. Treasury Money Market
Instruments:
Government & U.S. Treasury Money Market
Funds			685	—		—	685
U.S. Treasury Securities			208	—		—	208
Futures(1)			11	—		—	11
Total		$240,047		$258,696	$—		$498,743

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2018, through August 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 22

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Growth and Tax Strategy Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

23 | USAA Growth And Tax Strategy Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

5.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Notes to Portfolio of Investments | 24

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At August 31, 2018, the Fund had no securities on loan.

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical

25 | USAA Growth And Tax Strategy Fund

means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $492,451,000 at August 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

H.Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

Notes to Portfolio of Investments | 26

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
HSD	High School District
IDA	Industrial Development Authority/Agency
ISD	Independent School District
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(c)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

27 | USAA Growth And Tax Strategy Fund

(d)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(e)Up to 6.05% of the coupon may be PIK.

(f)At August 31, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(g)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)Non-income-producing security.

(i)The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2018.

(j)Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.

(k)Rate represents the money market fund annualized seven-day yield at August 31, 2018.

(l)Securities with a value of $208,000 are segregated as collateral for initial margin requirements on open futures contracts.

Notes to Portfolio of Investments | 28

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA INTERNATIONAL FUND

AUGUST 31, 2018

(Form N-Q)

48050 -1018	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA International Fund

August 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (98.4%)

COMMON STOCKS (98.3%)

Consumer Discretionary (11.4%)

Advertising (1.3%)

562,201	Australian Property Systems Ltd.(a)	$2,704
64,600	Gendai Agency, Inc.	307
476,685	Taptica international Ltd.	2,039
3,104,060	WPP plc	51,450
		56,500

Apparel Retail (0.2%)

110,590	Honeys Holdings Co. Ltd.	1,004
1,958,000	IT Ltd.	1,060
154,785	Nishimatsuya Chain Co. Ltd.	1,673
76,505	PAL GROUP Holdings Co. Ltd.	1,709
29,480	Shimamura Co. Ltd.	2,725
		8,171

Apparel, Accessories & Luxury Goods (1.8%)

6,540,855	361 Degrees International Ltd.	1,875
12,464	Hermes International	8,105
72,688	Luxottica Group S.p.A.	4,819
167,508	LVMH Moet Hennessy Louis Vuitton SE	58,690
118,770	Sanyo Shokai Ltd.	2,153
		75,642

Auto Parts & Equipment (1.8%)

254,900	Ahresty Corp.	1,934
169,110	Aisan Industry Co. Ltd.	1,434
696,700	Denso Corp.	33,578
128,430	Exedy Corp.	4,040
66,800	F-Tech, Inc.	748
54,000	G-Tekt Corp.	900
59,300	Imasen Electric Industrial	593
218,490	Keihin Corp.	4,596
125,100	Nihon Plast Co. Ltd.	1,161
190,513	Nissin Kogyo Co. Ltd.	3,187
284,175	NOK Corp.	5,427
440,713	Schaeffler AG	5,985
233,700	Sumitomo Riko Co. Ltd.	2,276
24,300	Tachi-S Co. Ltd.	387
262,290	Tokai Rika Co. Ltd.	5,526
191,210	Toyoda Gosei Co. Ltd.	4,770
46,900	U-Shin Ltd.(a)	304
		76,846

Automobile Manufacturers (0.6%)

5,552,750 Dongfeng Motor Group Co. Ltd., "H"	6,204

1| USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

388,515	Honda Motor Co. Ltd.	$11,511
184,913	Kia Motors Corp.	5,324
24,075	Renault S.A.	2,074
		25,113

Automotive Retail (0.1%)

743,839 Halfords Group plc	3,175

Broadcasting (0.8%)

138,695	Fuji Media Holdings, Inc.	2,384
47,123	Metropole Television S.A.	932
399,140	Nippon Television Holdings, Inc.	6,610
614,273	ProSiebenSat.1 Media SE	16,178
377,377	Television Francaise 1	3,745
134,675	TV Asahi Holdings Corp.	2,506
		32,355

Casinos & Gaming (0.3%)

130,900	International Game Technology plc	2,754
134,098	Jumbo Interactive Ltd.	630
519,018	Kindred Group plc	6,379
630,449	William Hill plc	2,106
		11,869

Computer & Electronics Retail (0.2%)

442,085	CECONOMY AG	3,360
178,900	Laox Co. Ltd.(a)	675
151,895	Unieuro S.p.A., acquired 7/17/17-6/21/18; cost $2,553(b)	1,818
229,000	Yamada Denki Co. Ltd.	1,135
		6,988

Consumer Electronics (0.2%)

301,210	Funai Electric Co. Ltd.(a)	1,738
162,360	Nikon Corp.	3,108
2,546,060	Pioneer Corp.(a)	2,979
104,200	Tamron Co. Ltd.	2,067
		9,892

Department Stores (0.2%)

1,674,000	Lifestyle International Holdings Ltd.	3,263
1,087,927	Marks & Spencer Group plc	4,254
		7,517

Distributors (0.1%)

46,748	D'ieteren S.A.	2,073
102,500	Happinet Corp.	1,629
208,086	Inchcape plc	1,867
		5,569

Education Services (0.1%)

64,485 Benesse Holdings, Inc.	2,017

Footwear (0.1%)

8,534,685	Daphne International Holdings Ltd.(a)	397
607,892	Geox S.p.A.	1,562
		1,959

General Merchandise Stores (0.0%)

188,940 Reject Shop Ltd.	697

Home Improvement Retail (0.1%)

198,800 Komeri Co. Ltd.	4,881

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Homebuilding (0.1%)

109,912	Bovis Homes Group plc	$1,603
126,900	Meiwa Estate Co. Ltd.	772
		2,375

Hotels, Resorts & Cruise Lines (0.0%)

48,500 Fujita Kanko, Inc.	1,488

Household Appliances (0.1%)

25,900	SodaStream International Ltd.(a)	3,697
9,245	SodaStream International Ltd.(a)	1,320
		5,017

Internet & Direct Marketing Retail (0.0%)

798,807 Qliro Group AB(a),(c)	1,176

Leisure Facilities (0.1%)

440,580	Hollywood Bowl Group plc	1,205
350,000	Tokyo Dome Corp.	2,952
		4,157

Leisure Products (0.3%)

129,003	Games Workshop Group plc	5,954
106,800	Mizuno Corp.	2,846
72,290	Sankyo Co. Ltd.	2,769
189,081	Technogym S.p.A., acquired 5/22/17-5/24/17; cost $1,477(b)	1,883
		13,452

Movies & Entertainment (0.3%)

229,425	Avex, Inc.	3,077
1,138,358	Cineworld Group plc	4,578
69,317	CTS Eventim AG & Co. KGaA	3,073
		10,728

Publishing (0.0%)

47,145 Proto Corp.	678

Restaurants (2.2%)

2,401,719	Compass Group plc	51,641
197,500	Fairwood Holdings Ltd.	750
274,103	SSP Group plc	2,467
1,002,805	Yum China Holdings, Inc.	38,789
		93,647

Specialized Consumer Services (0.1%)

170,200 Take And Give Needs Co. Ltd.	3,296

Specialty Stores (0.3%)

1,177,265	JD Sports Fashion plc	7,753
50,550	WH Smith plc	1,353
188,960	Xebio Holdings Co. Ltd.	2,747
		11,853

Textiles (0.0%)

134,600 Shikibo Ltd.	1,577
Total Consumer Discretionary	478,635

Consumer Staples (12.7%)

Agricultural Products (0.1%)

66,600 Chubu Shiryo Co. Ltd.	899

3| USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

127,962	ForFarmers N.V.	$1,429
22,400	Hokuto Corp.	385
14,216	Vilmorin & Cie S.A.	985
		3,698

Brewers (0.9%)

2,949,467	Ambev S.A. ADR	13,715
160,905	Carlsberg A/S, "B"	19,643
28,574	Royal Unibrew A/S	2,462
		35,820

Distillers & Vintners (2.4%)

173,943	C&C Group plc	691
1,280,938	Diageo plc	44,747
363,063	Pernod Ricard S.A.	57,314
		102,752

Drug Retail (0.1%)

137,170	Cawachi Ltd.	2,620
7,400	cocokara fine, Inc.	441
		3,061

Food Distributors (0.1%)

57,000	Mitsubishi Shokuhin Co. Ltd.	1,572
33,300	Yamatane Corp.	591
		2,163

Food Retail (0.6%)

101,200	Arcs Co. Ltd.	2,483
1,411,109	J Sainsbury plc	5,931
1,708,994	Sonae SGPS S.A.	1,819
4,262,885	Tesco plc	13,623
		23,856

Household Products (1.6%)

806,561	Essity AB, "B"	20,902
539,850	Reckitt Benckiser Group plc	45,906
135,300	Transaction Co. Ltd.	963
		67,771

Hypermarkets & Super Centers (0.1%)

259,571 METRO AG	4,054

Packaged Foods & Meats (3.7%)

383,023	Austevoll Seafood ASA	5,042
21,439	Bakkafrost P/F	1,224
492,584	Danone S.A.	38,777
812,600	Feed One Co. Ltd.	1,499
255,248	Inghams Group Ltd.(c)	672
1,995,100	Japfa Ltd.	974
39,500	Kyokuyo Co. Ltd.	1,118
1,177,848	Nestle S.A.	98,894
89,900	NH Foods Ltd.	3,281
57,000	Nisshin Oillio Group Ltd.	1,542
80,978	Salmar ASA	3,903
		156,926

Personal Products (2.4%)

447,392	Beiersdorf AG	52,087
234,000	Kao Corp.	18,164
126,681	L'Oreal S.A.	30,394

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

28,315	Oriflame Holding AG(a)	$824
		101,469

Tobacco (0.7%)

1,169,800 Japan Tobacco, Inc.	30,764
Total Consumer Staples	532,334

Energy (5.2%)

Coal & Consumable Fuels (0.1%)

199,029	Cameco Corp.	2,068
4,744,100	Geo Energy Resources Ltd.(c)	743
		2,811

Integrated Oil & Gas (4.0%)

2,315,177	BP plc	16,427
2,298,085	Eni S.p.A.	42,627
1,412,334	Gazprom PJSC ADR	6,256
93,094	LUKOIL PJSC ADR	6,429
225,946	Petroleo Brasileiro S.A. ADR	2,456
455,809	Royal Dutch Shell plc, "B"	15,013
1,366,532	Suncor Energy, Inc.	56,253
700,600	Surgutneftegas PJSC ADR	2,914
314,325	Surgutneftegas PJSC ADR	1,314
286,597	TOTAL S.A.	17,921
181,210	YPF S.A. ADR	2,742
		170,352

Oil & Gas Equipment & Services (0.3%)

307,196	BW Offshore Ltd.(a)	2,191
184,010	Fugro N.V.(a),(c)	2,361
292,974	Petrofac Ltd.	2,492
1,072,106	Saipem S.p.A.(a)	5,728
679,383	Trican Well Service Ltd.(a)	1,499
		14,271

Oil & Gas Exploration & Production (0.6%)

563,879	Advantage Oil & Gas Ltd.(a)	1,677
179,330	ARC Resources Ltd.	1,903
1,471,227	Faroe Petroleum plc(a)	2,861
487,258	Inpex Corp.	5,328
243,310	Japan Petroleum Exploration Co. Ltd.	5,181
673,321	Painted Pony Energy Ltd.(a),(c)	1,403
2,764,167	Premier Oil plc(a)	4,444
104,808	Tethys Oil AB	1,172
119,716	Tourmaline Oil Corp.	1,950
		25,919

Oil & Gas Refining & Marketing (0.1%)

72,100	Cosmo Energy Holdings Co. Ltd.	2,658
235,212	Z Energy Ltd.	1,122
		3,780

Oil & Gas Storage & Transportation (0.1%)

32,926 Gaztransport Et Technigaz S.A.	2,251
Total Energy	219,384

Financials (15.3%)

Asset Management & Custody Banks (1.2%)

353,052	GAM Holding AG(a)	2,726
586,831	Julius Baer Group Ltd.(a)	31,193
559,312	Magellan Financial Group Ltd.(c)	11,267

5| USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

482,100	Uranium Participation Corp.(a)	$1,747
11,389	VP Bank AG	1,915
		48,848

Consumer Finance (0.1%)

220,880	Axactor AB(a),(c)	640
878,461	B2Holding ASA(c)	1,886
		2,526

Diversified Banks (7.0%)

977,317	Allahabad Bank(a)	590
498,802	Bank of Ireland Group plc	4,076
9,712,509	Barclays plc	22,124
158,016	BNP Paribas S.A.	9,277
746,258	BPER Banca	3,291
1,360,216	CaixaBank S.A.	6,096
753,830	Canara Bank	3,015
965,871	Corp. Bank(a)	380
256,325	Dah Sing Financial Holdings Ltd.	1,594
2,198,300	DBS Group Holdings Ltd.	39,960
1,668,485	HSBC Holdings plc	14,469
4,297,843	ING Groep N.V.	58,318
11,202,252	Intesa Sanpaolo S.p.A.	27,664
1,126,367	Israel Discount Bank Ltd., "A"	3,937
104,903	KB Financial Group, Inc.	4,872
404,696	KBC Group N.V.	28,749
1,688,305	Mitsubishi UFJ Financial Group, Inc.	10,193
5,290,510	Mizuho Financial Group, Inc.	9,290
189,400	Sberbank of Russia PJSC ADR	2,068
108,084	Shinhan Financial Group Co. Ltd.	4,233
166,017	Societe Generale S.A.	6,791
684,750	Standard Chartered plc	5,567
265,520	Sumitomo Mitsui Financial Group, Inc.	10,469
159,375	Sumitomo Mitsui Trust Holdings, Inc.	6,399
1,935,670	Unicaja Banco S.A.(d)	3,033
500,985	UniCredit S.p.A.	7,230
		293,685

Diversified Capital Markets (1.6%)

4,407,666 UBS Group AG(a)	68,826

Investment Banking & Brokerage (0.2%)

120,500	Aizawa Securities Co. Ltd.	812
142,273	BinckBank N.V.	917
460,432	CMC Markets plc, acquired 2/26/18-3/12/18; cost $996(b)	1,020
65,004	Flow Traders(c)	1,898
188,665	Ichiyoshi Securities Co. Ltd.	1,888
111,687	IG Group Holdings plc	1,309
60,700	IwaiCosmo Holdings, Inc.	810
19,189	Swissquote Group Holding S.A.	1,420
		10,074

Life & Health Insurance (2.7%)

8,692,200	AIA Group Ltd.	74,975
321,030	Dai-ichi Life Holdings, Inc.	6,117
2,243,795	Just Group plc	2,644
758,379	Prudential plc	17,058
7,005,235	Shin Kong Financial Holding Co. Ltd.	2,771
503,210	T&D Holdings, Inc.	7,652
359,055	Tongyang Life Insurance Co. Ltd.	2,119
80,200	Wuestenrot & Wuerttembergische AG	1,853
		115,189

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

Multi-Line Insurance (1.1%)

116,969	Ageas	$6,053
22,839	ASR Nederland N.V.	1,089
427,783	Assicurazioni Generali S.p.A.	7,123
53,810	Topdanmark A/S	2,309
26,223	Vittoria Assicurazioni S.p.A.	426
99,735	Zurich Insurance Group AG	30,376
		47,376

Multi-Sector Holdings (0.1%)

50,882 Corp. Financiera Alba S.A.	2,865

Other Diversified Financial Services (0.0%)

64,395,445 G-Resources Group Ltd.(a)	656

Property & Casualty Insurance (0.1%)

370,830 Coface S.A.(a)	3,474

Regional Banks (0.3%)

141,000	77 Bank Ltd.	3,279
14,700	Aichi Bank Ltd.	654
234,200	Chiba Kogyo Bank Ltd.	1,035
429,000	FIDEA Holdings Co. Ltd.	660
453,000	Hyakujushi Bank Ltd.	1,337
40,400	Juroku Bank Ltd	1,048
25,100	Nanto Bank Ltd.	648
219,822	SpareBank 1 SMN	2,364
401,835	Tochigi Bank Ltd.	1,342
351,000	Tsukuba Bank Ltd.	847
		13,214

Specialized Finance (0.2%)

527,700	Japan Securities Finance Co. Ltd.	2,935
231,180	Plus500 Ltd.	4,598
23,400	Ricoh Leasing Co. Ltd.	774
		8,307

Thrifts & Mortgage Finance (0.7%)

490,988	Charter Court Financial Services Group plc	2,280
863,443	Housing Development Finance Corp. Ltd.	23,628
459,186	OneSavings Bank plc	2,473
		28,381
	Total Financials	643,421

Health Care (12.8%)

Biotechnology (0.5%)

70,551	Abcam plc	1,387
827,985	Karo Pharma AB	3,142
497,259	Swedish Orphan Biovitrum AB(a)	15,844
		20,373

Health Care Distributors (0.1%)

148,400	Alfresa Holdings Corp.	3,722
18,800	Toho Holdings Co. Ltd.	495
149,200	Vital KSK Holdings, Inc.	1,695
		5,912

Health Care Equipment (2.2%)

53,988	Ambu A/S, "B"	2,023
59,500	CYBERDYNE, Inc.(a)	469
213,303	Elekta AB, "B"	2,788

7| USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

839,600	Olympus Corp.	$34,193
986,200	Terumo Corp.	54,409
		93,882

Health Care Facilities (0.1%)

15,750	Korian S.A.	533
546,418	Summerset Group Holdings Ltd.	2,776
		3,309

Health Care Services (0.0%)

21,400 UNIMAT Retirement Community Co. Ltd.	369

Health Care Supplies (2.3%)

264,845	Ansell Ltd.	4,779
152,684	Essilor International Cie Generale d'Optique S.A.	22,029
1,190,000	Hoya Corp.	69,584
		96,392

Health Care Technology (0.1%)

607,749 AGFA-Gevaert N.V.(a)	2,668

Life Sciences Tools & Services (0.5%)

113,949	Biotage AB	1,613
65,580	CMIC Holdings Co. Ltd.	1,408
518,257	QIAGEN NV(a)	20,062
		23,083

Pharmaceuticals (7.0%)

171,613	AstraZeneca plc	12,893
692,204	Bayer AG	64,583
63,100	Daito Pharmaceutical Co. Ltd.	1,809
60,505	Eisai Co. Ltd.	5,478
35,239	Galenica AG, acquired 11/20/17-11/21/17; cost $1,677(a),(b)	2,091
265,639	Merck KGaA	27,899
575,321	Novartis AG	47,712
946,649	Novo Nordisk A/S, "B"	46,395
107,910	Orexo AB(a),(c)	523
63,700	RaQualia Pharma, Inc.(a)	900
295,555	Roche Holding AG	73,428
40,600	Seikagaku Corp.	572
193,955	Takeda Pharmaceutical Co. Ltd.	8,122
65,000	Tsumura & Co.	2,220
		294,625
	Total Health Care	540,613

Industrials (16.1%)

Aerospace & Defense (1.3%)

71,841	Avon Rubber plc	1,285
454,640	Meggitt plc	3,172
96,082	MTU Aero Engines AG	21,068
2,088,658	Rolls-Royce Holdings plc(a)	27,214
		52,739

Agricultural & Farm Machinery (0.7%)

1,850,900 Kubota Corp.	28,927

Air Freight & Logistics (0.2%)

552,751	CTT-Correios de Portugal S.A.(c)	2,150
576,000	Mitsui-Soko Holdings Co. Ltd.(a)	1,944
1,289,323	PostNL N.V.(c)	4,322
		8,416

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

Airlines (0.4%)

571,409	Air France-KLM(a)	$5,488
674,590	Air New Zealand Ltd.	1,473
649,729	Dart Group plc	8,247
1,164,965	SAS AB(a)	2,578
		17,786

Building Products (1.2%)

198,730	Cie de Saint-Gobain	8,550
299,400	Daikin Industries Ltd.	38,183
183,800	Nippon Sheet Glass Co. Ltd.	1,940
44,900	Sanko Metal Industrial Co. Ltd.	1,380
		50,053

Commercial Printing (0.1%)

272,100	Kosaido Co. Ltd.	1,227
266,085	Toppan Forms Co. Ltd.	2,617
		3,844

Construction & Engineering (1.1%)

4,262,365	China Machinery Engineering Corp., "H"	2,074
1,355,400	Chip Eng Seng Corp. Ltd.(c)	820
286,910	Chiyoda Corp.	2,104
207,119	Costain Group plc	1,141
168,652	Galliford Try plc	2,121
222,125	JGC Corp.	4,474
257,000	Kitano Construction Corp.	960
2,424,900	Lian Beng Group Ltd.	910
335,300	Maeda Corp.	4,005
388,158	Maire Tecnimont S.p.A.	1,801
116,000	Matsui Construction Co. Ltd.	935
59,000	Miyaji Engineering Group, Inc.	1,508
59,004	Morgan Sindall Group plc	1,123
483,142	Mota-Engil SGPS S.A.(a)	1,500
96,400	Nishimatsu Construction Co. Ltd.	2,309
1,347,339	NRW Holdings Ltd.(a)	2,034
115,500	Okumura Corp.	3,508
963,264	Raubex Group Ltd.	1,434
84,100	Sanki Engineering Co. Ltd.	911
1,471,252	Service Stream Ltd.	1,883
71,400	Toa Corp.	1,905
1,114,100	Tobishima Corp.	1,885
700,200	Toyo Construction Co. Ltd.	2,571
215,245	Toyo Engineering Corp.(a)	1,862
		45,778

Construction Machinery & Heavy Trucks (0.2%)

101,515	Alstom S.A.	4,478
3,274,109	Fincantieri S.p.A.(a)	4,849
21,700	Sakai Heavy Industries Ltd.	625
		9,952

Diversified Support Services (0.3%)

276,085	Bravida Holding AB, acquired 1/30/18; cost $1,957(b)	2,113
19,139	Cewe Stiftung & Co. KGAA	1,760
181,600	Duskin Co. Ltd.	4,370
327,175	HomeServe plc	4,407
		12,650

Electrical Components & Equipment (2.5%)

4,263	Dr Hoenle AG	379
64,500	Endo Lighting Corp.	477

9| USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

960,500	Johnson Electric Holdings Ltd.	$2,815
422,099	Legrand S.A.	31,798
30,500	Nippon Seisen Co. Ltd.	1,200
759,774	Schneider Electric SE	61,945
172,500	SWCC Showa Holdings Co. Ltd.	1,234
272,045	Ushio, Inc.	3,589
218,229	Zumtobel Group AG(a),(c)	1,748
		105,185

Environmental & Facilities Services (0.1%)

21,328	Befesa S.A., acquired 5/22/18-6/05/18; cost $1,043(a),(b)	935
762,675	Cleanaway Waste Management Ltd.	1,055
1,495,906	Renewi plc	1,222
1,281,530	Serco Group plc(a)	1,622
		4,834

Human Resource & Employment Services (1.3%)

124,921	Adecco Group AG	7,653
17,029	Amadeus Fire AG	1,963
1,449,479	Hays plc	3,822
53,034	Openjobmetis S.p.A agenzia per il lavoro(a)	518
428,843	Pagegroup plc	3,389
569,137	Randstad N.V.	35,648
190,615	SThree plc	871
		53,864

Industrial Conglomerates (0.5%)

13,250	Lifco AB, "B"	555
38,506	Nolato AB, "B"	2,720
954,282	Smiths Group plc	19,937
		23,212

Industrial Machinery (1.2%)

353,065	Bodycote plc	4,344
71,900	DMG Mori Co. Ltd.	1,190
102,600	FANUC Corp.	20,107
4,709	Georg Fischer AG	6,165
141,700	Hisaka Works Ltd.	1,457
88,275	Japan Steel Works Ltd.	2,260
198,045	Mitsubishi Heavy Industries Ltd.	7,354
128,300	Star Micronics Co. Ltd.	2,315
56,300	Takisawa Machine Tool Co. Ltd.	917
92,090	Tornos Holding AG(a)	964
419,905	Toshiba Machine Co. Ltd.	1,969
80,112	Vesuvius plc	644
		49,686

Marine (0.6%)

3,815	AP Moller - Maersk A/S, "B"	5,888
176,579	D/S Norden A/S(a),(c)	2,673
38,980	Dfds A/S	2,056
73,713	Kuehne & Nagel International AG	11,902
13,466,425	Pacific Basin Shipping Ltd.	3,226
		25,745

Marine Ports & Services (0.1%)

74,403	Hamburger Hafen und Logistik AG	1,795
175,000	Kamigumi Co. Ltd.	3,553
		5,348

Office Services & Supplies (0.0%)

80,400 Bell System24 Holdings, Inc.	1,381

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

Railroads (1.5%)

640,663	Canadian National Railway Co.	$56,961
176,089	Go-Ahead Group plc	3,833
65,700	Nankai Electric Railway Co. Ltd.	1,711
18,658	VTG AG	1,154
		63,659

Research & Consulting Services (2.0%)

1,842,127	Experian plc	45,854
30,432	Intertrust N.V., acquired 1/30/17-1/31/17; cost $564(b)	556
1,429,750	RELX N.V.	31,665
268,831	RELX plc	5,960
		84,035

Security & Alarm Services (0.0%)

33,965 Loomis AB, "B"	1,093

Trading Companies & Distributors (0.7%)

76,600	Advan Co. Ltd.	700
4,787,265	Emeco Holdings Ltd.(a)	1,256
175,500	Fly Leasing Ltd. ADR(a)	2,597
1,457,019	Howden Joinery Group plc	9,307
298,000	Kyokuto Boeki Kaisha Ltd.	1,006
46,900	Onoken Co. Ltd.	749
450,459	Ramirent Oyj	3,720
341,477	Rexel S.A.	5,371
64,600	Shinsho Corp.	1,890
1,261,352	SIG plc	2,126
		28,722

Trucking (0.1%)

1,394,750	Firstgroup plc(a)	1,603
11,148	Sixt SE	932
		2,535
	Total Industrials	679,444

Information Technology (12.3%)

Application Software (2.4%)

212,200	Advanced Media, Inc.(a)	3,482
160,397	Dassault Systemes SE	25,991
178,100	Focus Systems Corp.	1,553
568,368	SAP SE	68,361
		99,387

Communications Equipment (0.3%)

64,500	Ituran Location and Control Ltd.	2,200
533,327	Nokia Oyj	2,970
910,473	Telefonaktiebolaget LM Ericsson, "B"	7,680
501,000	Uniden Holdings Corp.	1,312
		14,162

Data Processing & Outsourced Services (1.7%)

656,394	Amadeus IT Group S.A.	60,892
815,156	Equiniti Group plc(d)	2,341
1,354,361	Link Administration Holdings Ltd.	7,584
		70,817

Electronic Components (1.3%)

160,718	AT&S Austria Technologie & Systemtechnik AG	4,309
62,700	Canon Electronics, Inc.	1,317
57,530	Enplas Corp.	1,644

11 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

139,970	Hosiden Corp.	$1,357
223,280	Ibiden Co., Ltd.	3,243
559,500	Kyocera Corp.	35,299
306,645	Nichicon Corp.	3,511
512,030	Simplo Technology Co. Ltd.	3,751
		54,431

Electronic Equipment & Instruments (0.3%)

506,895	Citizen Watch Co. Ltd.	3,476
96,200	Furuno Electric Co. Ltd.	1,193
273,000	Ikegami Tsushinki Co. Ltd.	359
11,505	Isra Vision AG	800
135,800	Kyosan Electric Manufacturing Co. Ltd.	796
1,213	LEM Holding S.A.	1,542
156,645	Mycronic AB(c)	1,630
20,800	V Technology Co. Ltd.	3,572
		13,368

Home Entertainment Software (0.2%)

168,500	Capcom Co. Ltd.	3,930
49,823	NHN Entertainment Corp.(a)	2,699
71,993	THQ Nordic AB(a)	1,590
		8,219

Internet Software & Services (1.3%)

52,685	Alibaba Group Holding Ltd. ADR(a)	9,220
102,569	Baidu, Inc. ADR(a)	23,230
159,585	DeNA Co. Ltd.	2,760
465,423	Gocompare.Com Group plc	618
634,610	Gree, Inc.	3,216
35,100	Internet Initiative Japan, Inc.	750
538,099	Just Eat plc(a)	5,348
352,310	Rightmove plc	2,247
736,505	XLMedia plc	1,034
1,570,120	Yahoo Japan Corp.	5,398
		53,821

IT Consulting & Other Services (1.8%)

4,266	Alten S.A.	441
416,306	Computacenter plc	7,319
53,461	FDM Group Holdings plc	655
1,043,240	Fujitsu Ltd.	7,634
65,482	Global Dominion Access S.A., acquired 2/13/18-7/30/18; cost $370(a),(b)	388
116,000	Ines Corp.	1,278
34,900	NSD Co. Ltd.	729
137,123	Softcat plc	1,511
6,157	Sopra Steria Group	1,096
1,832,489	Tata Consultancy Services Ltd.	53,688
21,100	ULS Group, Inc.	415
		75,154

Semiconductor Equipment (0.3%)

6,900	NuFlare Technology, Inc.	384
517,000	Shibaura Mechatronics Corp.	1,950
283,300	Shinkawa Ltd.(a)	1,746
37,529	Siltronic AG	5,436
90,745	Tokyo Seimitsu Co. Ltd.	2,818
		12,334

Semiconductors (1.0%)

180,540	MediaTek, Inc.	1,478
5,408	Melexis N.V.	485
66,200	Miraial Co. Ltd.	740

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

138,850	Shinko Electric Industries Co. Ltd.	$1,308
926,902	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	40,413
		44,424

Systems Software (1.0%)

26,200	Alpha Systems, Inc.	641
45,700	Attunity Ltd.(a)	954
339,800	Check Point Software Technologies Ltd.(a)	39,481
		41,076

Technology Distributors (0.1%)

222,004	Electrocomponents plc	2,135
22,900	Elematec Corp.	518
43,000	Sanshin Electronics Co. Ltd.	738
		3,391

Technology Hardware, Storage, & Peripherals (0.6%)

4,934,865	Acer, Inc.(a)	4,129
161,330	Canon, Inc.	5,173
1,493,234	Compal Electronics, Inc. GDR(e)	4,679
6,550	Compal Electronics, Inc. GDR	21
99,200	Maxell Holdings Ltd.	1,600
31,065	Melco Holdings, Inc.	1,172
129,459	Neopost S.A.	3,468
1,184,000	PC Partner Group Ltd.	813
27,800	Roland DG Corp.	653
531,000	Toshiba TEC Corp.	3,183
		24,891
	Total Information Technology	515,475

Materials (7.9%)

Commodity Chemicals (0.5%)

2,380,100	China Sunsine Chemical Holdings Ltd.	2,064
93,200	Nippon Carbide Industries Co., Inc.	1,478
845,334	Orica Ltd.	10,690
41,334	Plastivaloire	685
147,300	Shin-Etsu Polymer Co. Ltd.	1,239
205,200	Teijin Ltd.	4,065
59,500	Toyobo Co. Ltd.	1,086
		21,307

Construction Materials (0.3%)

137,026	LafargeHolcim Ltd.(a)	6,673
75,400	Taiheiyo Cement Corp.	2,280
45,164	Vicat S.A.	2,726
		11,679

Copper (0.1%)

14,504,000	CST Group Ltd.(a)	50
233,778	KAZ Minerals plc(a)	1,412
		1,462

Diversified Chemicals (0.1%)

130,900	Daicel Corp.	1,481
64,500	Ishihara Sangyo Kaisha Ltd.(a)	962
		2,443

Diversified Metals & Mining (1.0%)

304,803	Anglo American plc	6,092
160,875	Iluka Resources Ltd.	1,073
149,565	Northern Dynasty Minerals Ltd.(a),(c)	88

13 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

73,065	Pacific Metals Co. Ltd.(a)	$2,453
590,132	Rio Tinto plc	27,994
49,500	Toho Zinc Co. Ltd.	1,646
1,506,045	Western Areas Ltd.	2,848
		42,194

Fertilizers & Agricultural Chemicals (0.2%)

7,876,970	China BlueChemical Ltd.	2,750
12,937	Israel Corp. Ltd	3,894
186,900	Kumiai Chemical Industry Co. Ltd.	1,593
123,519	Nufarm Ltd.	608
		8,845

Forest Products (0.0%)

65,758 Svenska Cellulosa AB SCA, "B"	765

Gold (0.5%)

1,114,940	Acacia Mining plc(a)	1,590
342,408	Barrick Gold Corp.	3,503
605,046	Centerra Gold, Inc.(a)	2,587
1,234,045	Eldorado Gold Corp.(a),(c)	1,209
1,138,316	Gold Fields Ltd.	2,789
635,725	Kinross Gold Corp.(a)	1,907
1,270,651	Ramelius Resources Ltd.(a)	438
1,585,030	Resolute Mining Ltd.	1,441
3,925,456	Saracen Mineral Holdings Ltd.(a)	5,334
436,267	St Barbara Ltd.	1,236
		22,034

Industrial Gases (2.1%)

521,930	Air Liquide S.A.	65,733
102,453	Linde AG	23,332
		89,065

Metal & Glass Containers (0.1%)

8,682	Groupe Guillin	315
3,052,399	Nampak Ltd.(a)	3,273
14,688	Vidrala S.A.	1,417
		5,005

Paper Packaging (0.4%)

1,149,065	Amcor Ltd.(c)	11,813
3,592,000	AMVIG Holdings Ltd.	941
205,080	Papeles y Cartones de Europa S.A.	3,975
		16,729

Paper Products (0.2%)

457,139	Altri SGPS S.A.	4,224
431,868	Ence Energia y Celulosa S.A.	4,053
55,003	Semapa-Sociedade de Investimento e Gestao	1,136
		9,413

Precious Metals & Minerals (0.1%)

112,689	Anglo American Platinum Ltd.	3,298
689,881	Impala Platinum Holdings Ltd.(a)	840
2,920,832	Petra Diamonds Ltd.(a)	1,302
		5,440

Specialty Chemicals (1.7%)

537,590	Akzo Nobel N.V.	50,245
89,066	DuluxGroup Ltd.	503
318,935	JSR Corp.	6,192

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)

134,700	Shin-Etsu Chemical Co. Ltd.	$12,638
28,600	Tokuyama Corp.	878
		70,456

Steel (0.6%)

131,900	Chubu Steel Plate Co. Ltd.	798
215,708	Evraz plc	1,391
429,760	Hitachi Metals Ltd.	4,966
187,205	Kyoei Steel Ltd.	3,429
17,300	Mory Industries, Inc.	458
287,320	Nakayama Steel Works Ltd.	1,740
137,570	Neturen Co. Ltd.	1,258
90,300	Nippon Koshuha Steel Co. Ltd.	625
56,900	Salzgitter AG	2,578
422,995	Tokyo Steel Manufacturing Co. Ltd.	3,385
139,080	Yamato Kogyo Co. Ltd.	3,993
		24,621
	Total Materials	331,458

Real Estate (1.8%)

Diversified Real Estate Activities (0.1%)

408,000	Emperor International Holdings Ltd.	109
2,326,000	Far East Consortium International Ltd.	1,200
85,900	Mugen Estate Co. Ltd.	558
191,800	Raysum Co. Ltd.	3,028
555,600	United Engineers Ltd.	1,032
		5,927

Real Estate Development (0.2%)

93,800	Cosmos Initia Co. Ltd.	603
18,900	Goldcrest Co. Ltd.	315
96,787	Nexity S.A.	5,904
107,234	Selvaag Bolig ASA	543
403,830	Watkin Jones plc(c)	1,027
800,600	Wing Tai Holdings Ltd.	1,178
		9,570

Real Estate Operating Companies (0.8%)

94,409	ADLER Real Estate AG	1,725
99,819	ADO Properties S.A., acquired 2/13/18-3/14/18; cost $5,438(b)	6,413
160,482	CA Immobilien Anlagen AG	5,886
315,318	Hemfosa Fastigheter AB	4,289
166,000	Hysan Development Co. Ltd.	851
1,309,858	Klovern AB, "B"	1,795
80,547	Kungsleden AB	630
161,044	TAG Immobilien AG	3,963
52,600	Unizo Holdings Co. Ltd.	1,007
433,574	Wihlborgs Fastigheter AB	5,228
		31,787

Real Estate Services (0.1%)

275,593 Savills plc	2,858

REITs - Diversified (0.0%)

114 Kenedix Office Investment Corp.	708

REITs - Office (0.5%)

27,498	Befimmo S.A.	1,593
1,938,344	Beni Stabili S.p.A. SIIQ	1,703
605,574	GDI Property Group	553
58,996	Invesco Office J-Reit, Inc.	8,501

15 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

5,197	Japan Excellent, Inc.	$6,782
		19,132

REITs - Residential (0.0%)

669,760 Irish Residential Properties REIT plc	1,160

REITs - Retail (0.1%)

371,592	Immobiliare Grande Distribuzione SIIQ S.p.A.	2,827
139,366	Mercialys S.A.	2,376
		5,203
	Total Real Estate	76,345

Telecommunication Services (1.2%)

Alternative Carriers (0.1%)

5,404,000	CITIC Telecom International Holdings Ltd.	1,653
277,824	Retelit S.p.A.	431
		2,084

Integrated Telecommunication Services (0.9%)

1,931,660	BT Group plc	5,443
14,133,770	China Telecom Corp. Ltd., "H"	6,645
6,030,275	China Unicom Hong Kong Ltd.	7,015
36,685	DNA Oyj(d)	780
402,594	Hellenic Telecommunications Organization S.A.	5,136
214,553	KT Corp.	5,570
1,976,418	Magyar Telekom Telecommunications plc	2,897
23,498	Masmovil Ibercom S.A.(a)	2,654
243,200	Telefonica Brasil S.A.	2,390
121,868	Telekom Austria AG(a)	1,052
		39,582

Wireless Telecommunication Services (0.2%)

753,255	China Mobile Ltd.	7,083
23,327	Freenet AG	620
560,600	M1 Ltd.	653
122,807	Orange Belgium S.A.	1,856
		10,212
	Total Telecommunication Services	51,878

Utilities (1.6%)

Electric Utilities (0.2%)

548,500	Cia Paranaense de Energia	2,746
13,288	Elia System Operator S.A.	830
421,600	Hokkaido Electric Power Co., Inc.	2,876
		6,452

Independent Power Producers & Energy Traders (0.1%)

131,750	ERG S.p.A.	2,728
1,349,656	NTPC Ltd.	3,263
		5,991

Multi-Utilities (1.2%)

2,892,127	Centrica plc	5,373
480,678	E.ON SE	5,122
2,318,191	Engie S.A.	33,985
1,164,493	Hera S.p.A.	3,652
176,344	RWE AG	4,473
		52,605

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)

Renewable Energy (0.1%)

31,997	Albioma S.A.	$713
987,237	Falck Renewables S.p.A.	2,337
1,364,041	Infigen Energy(a)	613
		3,663
	Total Utilities	68,711
	Total Common Stocks (cost: $3,103,861)	4,137,698

EXCHANGE-TRADED FUNDS (0.1%)

50,111 iShares Core MSCI EAFE ETF (cost: $3,092)	3,193

INVESTMENT COMPANIES (0.0%)

9,963 HBM Healthcare Investments AG "A"(a) (cost: $1,156)	1,659

PREFERRED STOCKS (0.0%)

Materials (0.0%)

Construction Materials (0.0%)

24,987 Buzzi Unicem S.p.A. (cost: $249)	289
Total Equity Securities (cost: $3,108,358)	4,142,839

MONEY MARKET INSTRUMENTS (1.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.3%)

54,265,960 State Street Institutional Treasury Money Market Fund Premier Class, 1.87%(f)
(cost: $54,266)	54,266

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

884,928	Federated Government Obligations Fund Institutional Class, 1.85%(f)	885
34,513	Fidelity Government Portfolio Class I, 1.83%(f)	35
1,587,238	Goldman Sachs Financial Square Government Fund Institutional Class, 1.88%(f)	1,587
1,737,118	HSBC US Government Money Market Fund Class I, 1.84%(f)	1,737
8,410,742	Invesco Government & Agency Portfolio Institutional Class, 1.85%(f)	8,411
591,451	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.84%(f)	591
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $13,246)	13,246
	Total Investments (cost: $3,175,870)	$ 4,210,351

17 | USAA International Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 4,133,019	$ 4,679	$—	$ 4,137,698
Exchange-Traded Funds	3,193	—	—	3,193
Investment Companies	1,659	—	—	1,659
Preferred Stocks	289	—	—	289
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	54,266	—	—	54,266
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	13,246	—	—	13,246
Total	$4,205,672	$4,679	$—	$4,210,351

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2018, through August 31, 2018, transfers among Level 1, Level 2 or Level 3 were under 0.50% of net assets. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 18

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA International Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

19 | USAA International Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Notes to Portfolio of Investments | 20

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At August 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

21 | USAA International Fund

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$30,879,000(1)	$19,660,000	$13,246,000

(1)Includes $120,000 of securities on loan that were sold prior to August 31, 2018.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,208,843,000 at August 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

F.Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Notes to Portfolio of Investments | 22

SPECIFIC NOTES

(a)Non-income-producing security.

(b)Restricted security that is not registered under the Securities Act of 1933. The aggregate market value of these securities at August 31, 2018, was $17,217,000, which represented 0.5% of the Fund's net assets.

(c)The security, or a portion thereof, was out on loan as of August 31, 2018.

(d)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(e)Security was fair valued at August 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $4,679,000, which represented 0.1% of the Fund's net assets.

(f)Rate represents the money market fund annualized seven-day yield at August 31, 2018.

23 | USAA International Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA MANAGED ALLOCATION FUND

AUGUST 31, 2018

(Form N-Q)

93925 -1018	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Managed Allocation Fund

August 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (100.2%)

EXCHANGE-TRADED FUNDS (100.2%)

Domestic Exchange-Traded Funds (50.3%)

697,640	iShares Core S&P 500 ETF	$204,018
1,188,670	iShares Russell 2000 ETF(a)	205,663
	Total Domestic Exchange-Traded Funds	409,681

Fixed-Income Exchange-Traded Funds (25.1%)

6,771,300 SPDR Portfolio Short Term Corporate Bond ETF(a)	204,900

International Exchange-Traded Funds (24.8%)

3,167,740 iShares Core MSCI EAFE ETF	201,817
Total Exchange-Traded Funds (cost: $794,603)	816,398
Total Equity Securities (cost: $794,603)	816,398

MONEY MARKET INSTRUMENTS (0.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)

1,433,472 State Street Institutional Treasury Money Market Fund Premier Class, 1.87%(b)
(cost: $1,434)	1,433

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (10.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (10.1%)

351,750	Fidelity Government Portfolio Class I, 1.83%(b)	352
17,738,300	Goldman Sachs Financial Square Government Fund Institutional Class, 1.88%(b)	17,738
26,161,327	HSBC US Government Money Market Fund Class I, 1.84%(b)	26,161
37,210,207	Invesco Government & Agency Portfolio Institutional Class, 1.85%(b)	37,210
398,676	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.84%(b)	399
149,980	Western Asset Institutional Government Reserves Institutional Class, 1.84%(b)	150
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $82,010)	82,010
	Total Investments (cost: $878,047)	$899,841

1| USAA Managed Allocation Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Exchange-Traded Funds	$ 816,398	$—	$—	$ 816,398
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	1,433	—	—	1,433
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	82,010	—	—	82,010
Total	$899,841	$—	$—	$899,841

For the period of June 1, 2018, through August 31, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 2

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Managed Allocation Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

3| USAA Managed Allocation Fund

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

Notes to Portfolio of Investments | 4

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At August 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$80,641,000	$—	$82,010,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $814,597,000 at August 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 24.8% of net assets at August 31, 2018.

5| USAA Managed Allocation Fund

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

F.Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of August 31, 2018.

(b)Rate represents the money market fund annualized seven-day yield at August 31, 2018.

Notes to Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA PRECIOUS METALS AND MINERALS FUND

AUGUST 31, 2018

(Form N-Q)

48049 -1018	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Precious Metals And Minerals Fund

August 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (99.0%)

COMMON STOCKS (99.0%)

Diversified Metals & Mining (0.4%)

1,081,500 Ivanhoe Mines Ltd. "A"(a),(b)$ 1,923

Gold (86.1%)

African Gold Companies (4.0%)

770,000	Endeavour Mining Corp.(a),(b)	11,688
2,700,000	Gold Fields Ltd. ADR	6,723
8,566,400	Great Basin Gold Ltd.(a),(c),(d)	—
6,500,000	Great Basin Gold Ltd., acquired 3/30/2012; cost $4,455(a),(c),(d),(e),(f)	—
		18,411

Australian Gold Companies (19.2%)

2,350,000	Dacian Gold Ltd.(a),(b)	3,936
13,200,000	Doray Minerals Ltd.(a)	3,226
9,374,990	Gascoyne Resources Ltd.(a),(b)	2,056
7,063,636	Kingsgate Consolidated Ltd.(a)	1,092
950,000	Newcrest Mining Ltd.	13,243
3,000,000	Northern Star Resources Ltd.(c)	14,450
6,200,000	OceanaGold Corp.	18,339
11,800,000	Perseus Mining Ltd.(a)	3,074
10,450,000	Perseus Mining Ltd.(a)	2,723
12,500,000	Ramelius Resources Ltd.(a)	4,313
5,100,000	Saracen Mineral Holdings Ltd.(a)	6,930
3,800,000	St Barbara Ltd.	10,763
3,400,000	Westgold Resources Ltd.(a)	3,385
		87,530

European Gold Companies (7.1%)

6,500,000	Centamin plc	8,717
360,000	Randgold Resources Ltd. ADR	23,504
		32,221

North American Gold Companies (53.3%)

610,000	Agnico Eagle Mines Ltd.	21,057
7,500,000	Alacer Gold Corp.(a)	13,563
3,105,200	Alamos Gold, Inc. "A"	13,658
40,000	AXMIN, Inc., acquired 6/03/2008; cost $159(e),(f)	5
200,000	AXMIN, Inc.(e)	28
4,400,000	B2Gold Corp.(a)	10,317
250,000	Barrick Gold Corp.	2,605
2,650,000	Centerra Gold, Inc.(a)	11,331
1,750,000	Continental Gold, Inc.(a),(b)	4,720
810,000	Detour Gold Corp.(a)	6,617
4,800,000	Dundee Precious Metals, Inc.(a)	10,483
7,000,000	Eldorado Gold Corp.(a),(b)	6,859
15,000	Franco-Nevada Corp.	960
850,000	Goldcorp, Inc.	9,214

1| USAA Precious Metals And Minerals Fund

		Market
Number		Value
of Shares	Security	(000)

9,600,000	Golden Star Resources Ltd.(a),(b)	$7,066
1,975,000	Guyana Goldfields, Inc.(a),(b)	5,584
1,800,000	IAMGOLD Corp.(a)	7,344
4,100,000	Kinross Gold Corp.(a)	12,300
700,000	Kirkland Lake Gold Ltd.	13,083
5,757,622	Nautilus Minerals, Inc., acquired 2/02/2007-4/06/2016; cost $4,261(a),(b),(e),(f)	441
730,000	Newmont Mining Corp.	22,652
375,000	Northern Star Mining Ltd.(c),(d),(e)	—
535,700	Osisko Gold Royalties Ltd.	4,249
1,200,000	Pretium Resources, Inc.(a)	9,948
3,500,000	Roxgold, Inc.(a),(b)	2,601
130,000	Royal Gold, Inc.	9,914
4,700,000	SEMAFO, Inc.(a)	11,777
2,400,000	Tahoe Resources, Inc.(b)	8,257
800,000	Torex Gold Resources, Inc.(a)	5,401
3,700,000	Yamana Gold, Inc.	10,286
		242,320

South American Gold Companies (2.5%)

900,000 Cia de Minas Buenaventura S.A.A. ADR	11,331
Total Gold	391,813

Silver (12.5%)

550,000	Fresnillo plc	6,397
750,000	MAG Silver Corp.(a),(b)	5,764
1,510,000	Pan American Silver Corp.	23,541
1,220,000	Wheaton Precious Metals Corp.	20,960
	Total Silver	56,662
	Total Common Stocks (cost: $674,209)	450,398

WARRANTS (0.0%)

Gold (0.0%)

Australian Gold Companies (0.0%)

779,738	Westgold Resources Ltd. (a),(b) (cost: $0)			42
	Total Equity Securities (cost: $674,209)			450,440

Principal		Coupon
Amount
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (0.8%)
	COMMERCIAL PAPER (0.8%)
$3,460	Southwestern Public Service Co.(g) (cost:
	$3,460)	2.08%	09/04/2018	3,460

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)

36,596 State Street Institutional Treasury Money Market Fund Premier Class, 1.87%(h)
(cost: $37)	37
Total Money Market Instruments (cost: $3,497)	3,497

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (4.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.0%)

563,629	Federated Government Obligations Fund Institutional Class, 1.85%(h)			$564
315,821	Fidelity Government Portfolio Class I, 1.83%(h)			316
10,676,564	Goldman Sachs Financial Square Government Fund Institutional Class, 1.88%(h)			10,676
809,350	HSBC US Government Money Market Fund Class I, 1.84%(h)			809
5,042,724	Invesco Government & Agency Portfolio Institutional Class, 1.85%(h)			5,043
993,190	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
Class, 1.84%(h)				993
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $18,401)				18,401
Total Investments (cost: $696,107)				$472,338
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 435,948	$ 14,450	$—	$450,398
Warrants	42	—	—	42
Money Market Instruments:
Commercial Paper	—	3,460	—	3,460
Government & U.S. Treasury Money Market
Funds	37	—	—	37
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	18,401	—	—	18,401
Total	$454,428	$17,910	$—	$472,338

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2018, through August 31, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into	into	into
	(out of)	(out of)	(out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$(14,699)	$14,699	$–
Total	$(14,699)	$14,699	$–
(I)Transferred from Level 1 to Level 2 due to lack of a quoted price.

3| USAA Precious Metals And Minerals Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Precious Metals and Minerals Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 4

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the

5| USAA Precious Metals And Minerals Fund

market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At August 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$17,845,000	$5,030,000	$18,401,000

Notes to Portfolio of Investments | 6

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $454,875,000 at August 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 85.5% of net assets at August 31, 2018.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

F.Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

CATEGORIES AND DEFINITIONS

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

Warrants – Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of August 31, 2018.

7| USAA Precious Metals And Minerals Fund

(c)Security was fair valued at August 31, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $14,450,000, which represented 3.2% of the Fund's net assets.

(d)Security was classified as Level 3.

(e)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(f)Restricted security that is not registered under the Securities Act of 1933. The aggregate market value of these securities at August 31, 2018, was $446,000, which represented 0.1% of the Fund's net assets.

(g)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(h)Rate represents the money market fund annualized seven-day yield at August 31, 2018.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TREASURY MONEY MARKET TRUST

AUGUST 31, 2018

(Form N-Q)

48053 -1018	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Treasury Money Market Trust

August 31, 2018 (unaudited)

Principal
Amount		Value
(000)	Security	(000)

U.S. TREASURY SECURITIES (79.1%)

Bills (51.0%)(a)

$25,000	1.81%, 09/06/2018	$24,994
10,000	1.82%, 09/06/2018	9,997
7,000	1.83%, 09/13/2018	6,996
25,000	1.86%, 09/06/2018	24,993
21,000	1.86%, 09/06/2018	20,994
52,000	1.86%, 09/13/2018	51,968
50,000	1.87%, 09/06/2018	49,987
20,000	1.87%, 09/13/2018	19,987
40,000	1.88%, 09/13/2018	39,975
8,000	1.88%, 09/13/2018	7,995
10,000	1.88%, 09/27/2018	9,986
10,000	1.90%, 09/20/2018	9,990
15,000	1.91%, 10/04/2018	14,974
10,000	1.93%, 10/04/2018	9,982
35,000	1.93%, 10/18/2018	34,912
40,000	1.93%, 10/18/2018	39,899
15,000	1.94%, 10/11/2018	14,968
10,000	1.94%, 10/11/2018	9,978
23,000	1.94%, 10/18/2018	22,942
7,000	1.94%, 10/25/2018	6,980
40,000	1.94%, 10/25/2018	39,884
11,000	1.95%, 10/11/2018	10,976
13,000	1.95%, 10/18/2018	12,967
65,000	1.95%, 10/25/2018	64,810
10,000	1.95%, 10/25/2018	9,971
14,000	1.95%, 10/25/2018	13,959
15,000	1.96%, 10/18/2018	14,961
2,000	1.96%, 10/25/2018	1,994
20,000	1.96%, 10/25/2018	19,941
11,000	1.97%, 10/18/2018	10,972
10,000	1.97%, 10/18/2018	9,974
90,000	1.97%, 11/01/2018	89,700
10,000	1.97%, 11/08/2018	9,963
20,000	1.98%, 10/25/2018	19,940
30,000	1.98%, 11/01/2018	29,899
25,000	1.98%, 11/15/2018	24,897
15,000	1.99%, 10/18/2018	14,961
10,000	1.99%, 11/01/2018	9,966
10,000	1.99%, 11/01/2018	9,966
40,000	1.99%, 11/08/2018	39,850
40,000	1.99%, 11/08/2018	39,850
50,000	1.99%, 11/15/2018	49,793
26,000	1.99%, 12/06/2018	25,862
40,000	2.00%, 11/15/2018	39,834
11,000	2.00%, 01/03/2019	10,924
40,000	2.01%, 11/01/2018	39,864
20,000	2.01%, 11/08/2018	19,924
20,000	2.01%, 11/08/2018	19,924
19,000	2.01%, 11/08/2018	18,928
11,000	2.02%, 11/08/2018	10,958

1| USAA Treasury Money Market Trust

Principal
Amount		Value
(000)	Security	(000)

$50,000	2.02%, 11/15/2018	$49,790
31,500	2.02%, 11/23/2018	31,353
17,000	2.02%, 11/29/2018	16,915
18,000	2.02%, 11/29/2018	17,910
19,000	2.02%, 12/06/2018	18,898
50,000	2.02%, 12/06/2018	49,731
30,000	2.02%, 12/13/2018	29,827
65,000	2.02%, 12/13/2018	64,624
8,000	2.02%, 12/20/2018	7,951
14,500	2.03%, 11/08/2018	14,444
50,000	2.03%, 11/29/2018	49,749
2,000	2.03%, 11/29/2018	1,990
35,000	2.03%, 12/06/2018	34,811
10,000	2.03%, 12/06/2018	9,946
3,000	2.03%, 12/06/2018	2,984
6,000	2.03%, 12/13/2018	5,965
50,000	2.03%, 12/13/2018	49,709
12,000	2.03%, 12/13/2018	11,930
2,000	2.03%, 12/20/2018	1,988
15,500	2.03%, 12/27/2018	15,397
11,000	2.04%, 11/29/2018	10,945
15,000	2.04%, 12/20/2018	14,907
9,000	2.04%, 12/20/2018	8,944
26,000	2.04%, 12/20/2018	25,838
21,000	2.04%, 12/20/2018	20,869
20,000	2.05%, 11/29/2018	19,899
15,000	2.06%, 11/15/2018	14,936
30,000	2.06%, 11/23/2018	29,857
22,000	2.08%, 01/03/2019	21,843
10,000	2.09%, 12/27/2018	9,932
4,000	2.09%, 12/27/2018	3,973
30,000	2.09%, 01/10/2019	29,772
3,000	2.09%, 01/17/2019	2,976
12,200	2.10%, 12/27/2018	12,117
14,600	2.10%, 01/03/2019	14,494
30,000	2.10%, 01/10/2019	29,771
10,000	2.11%, 01/10/2019	9,923
30,000	2.12%, 01/10/2019	29,769
9,500	2.12%, 01/17/2019	9,423
15,000	2.15%, 01/17/2019	14,876
50,000	2.16%, 01/17/2019	49,587
13,500	2.16%, 02/14/2019	13,365
14,500	2.18%, 01/24/2019	14,373
		2,066,210
	Notes (28.1%)(b)
95,000	0.88%, 10/15/2018	94,875
35,000	1.25%, 11/15/2018	34,946
21,000	1.25%, 11/30/2018	20,957
50,000	1.25%, 12/15/2018	49,877
50,000	1.38%, 11/30/2018	49,914
212,000	2.15%, 07/31/2019, (3 mo. USBMMY + 0.06%)(c)	212,211
252,000	2.16%, 04/30/2019, (3 mo. USBMMY + 0.07%)(c)	252,235
245,000	2.23%, 01/31/2019, (3 mo. USBMMY + 0.14%)(c)	245,209
179,000	2.26%, 10/31/2018, (3 mo. USBMMY + 0.17%)(c)	179,073
		1,139,297
	Total U.S. Treasury Securities (cost: $3,205,507)	3,205,507
	REPURCHASE AGREEMENTS (20.6%)
107,000	Bank of America Corp., 1.95%, acquired 8/31/2018 and due on 9/04/2018 at
	$107,000 (collateralized by $112,255 of U.S. Treasury Notes, 2.13% - 2.38%, due
	11/30/2023 - 5/15/2027; market value $109,140)(b)	107,000
150,000	Credit Agricole Corp. Inv. Bank, 1.95%, acquired 8/31/2018 and due on 9/04/2018
	at $150,000 (collateralized by $157,533 of U.S. Treasury Notes, 2.13%, due
	9/30/2024; market value $153,000)(b)	150,000

Portfolio of Investments | 2

Principal
Amount				Value
(000)	Security			(000)

$315,000	Natixis Securities Americas, LLC, 1.95%, acquired 8/31/2018 and due on 9/04/2018
	at $315,000 (collateralized by $20,260 of GNMA, 5.00%, due
	5/20/2048 - 7/20/2048; $161,400 of U.S. Treasury, 1.50% - 7.88%, due
	11/30/2019 - 8/15/2045; $132,307 of U.S. Treasury, 0.38% - 0.63%, due
	4/15/2023 - 1/15/2028; $5,972 of U.S. Treasury, 2.11% - 2.26%, due
	11/08/2018 - 2/14/2019; combined market value $321,370)(b),(d),(e),(f)			$315,000
265,000 Bank of Montreal, 1.92%, acquired 8/31/2018 and due on 9/04/2018 at $265,000
	(collateralized by $261,860 of U.S. Treasury, 1.63% - 3.75%, due
	2/15/2019 - 11/15/2045; $8,001 of U.S. Treasury, 0.50% - 2.13%, due
	1/15/2028 - 2/15/2042; combined market value $270,358)(b),(d),(e)			265,000
	Total Repurchase Agreements (cost: $837,000)			837,000
	Total Investments (cost: $4,042,507)			$4,042,507
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
U.S. Treasury Securities:
Bills	$—	$ 2,066,210	$—	$2,066,210
Notes	—	1,139,297	—	1,139,297
Repurchase Agreements	—	837,000	—	837,000
Total	$—	$4,042,507	$—	$4,042,507

3| USAA Treasury Money Market Trust

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Treasury Money Market Trust (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2.Repurchase agreements are valued at cost.

Notes to Portfolio of Investments | 4

3.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At August 31, 2018, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,055,354,000 at August 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

5| USAA Treasury Money Market Trust

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

F.Upcoming Accounting Pronouncements

In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

SPECIFIC NOTES

(a)Rate represents an annualized yield at time of purchase, not coupon rate.

(b)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(c)Rates for U.S. Treasury floating-rate notes rise and fall based on discount rates in auctions of 13-week Treasury bills, and are paid quarterly.

(d)Mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. Government.

(e)U.S. Treasury inflation-indexed notes – designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

(f)Zero-coupon security. Rate represents the effective yield at the date of purchase.

Notes to Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA WORLD GROWTH FUND

AUGUST 31, 2018

(Form N-Q)

48051 -1018	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA World Growth Fund

August 31, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (99.0%)

COMMON STOCKS (99.0%)

Consumer Discretionary (14.5%)

Advertising (1.9%)

97,250	Omnicom Group, Inc.	$6,741
1,219,341	WPP plc	20,211
		26,952

Apparel, Accessories & Luxury Goods (4.2%)

308,781	Burberry Group plc	8,951
149,844	Cie Financiere Richemont S.A.	13,249
4,737	Hermes International	3,080
92,588	LVMH Moet Hennessy Louis Vuitton SE	32,441
		57,721

Auto Parts & Equipment (0.6%)

86,682 Aptiv plc	7,629

Automotive Retail (0.5%)

9,807 AutoZone, Inc.(a)	7,521

Cable & Satellite (2.7%)

1,020,105 Comcast Corp., "A"	37,733

Casinos & Gaming (0.4%)

539,200	Sands China Ltd.	2,631
21,739	Wynn Resorts Ltd.	3,225
		5,856

Motorcycle Manufacturers (0.4%)

116,232 Harley-Davidson, Inc.	4,954

Movies & Entertainment (1.9%)

238,657 Walt Disney Co.	26,734

Restaurants (1.6%)

658,384	Compass Group plc	14,156
143,063	Whitbread plc	8,525
		22,681

Specialty Stores (0.3%)

257,864 Sally Beauty Holdings, Inc.(a)	3,971
Total Consumer Discretionary	201,752

Consumer Staples (17.3%)

Brewers (1.9%)

1,043,729 Ambev S.A.	4,830

1| USAA World Growth Fund

		Market
Number		Value
of Shares	Security	(000)

77,895	Carlsberg A/S, "B"	$9,509
127,393	Heineken N.V.	12,590
		26,929

Distillers & Vintners (3.7%)

776,262	Diageo plc	27,117
156,462	Pernod Ricard S.A.	24,700
		51,817

Household Products (5.4%)

234,414	Colgate-Palmolive Co.	15,568
1,086,823	Essity AB, "B"	28,165
362,055	Reckitt Benckiser Group plc	30,787
		74,520

Packaged Foods & Meats (5.3%)

311,390	Danone S.A.	24,513
197,514	Kellogg Co.	14,180
412,512	Nestle S.A.	34,635
		73,328

Personal Products (1.0%)

1,135,697 Coty, Inc., "A"	14,037
Total Consumer Staples	240,631

Energy (1.0%)

Oil & Gas Equipment & Services (1.0%)

101,627	National Oilwell Varco, Inc.	4,784
146,889	Schlumberger Ltd.	9,277
	Total Energy	14,061

Financials (10.5%)

Asset Management & Custody Banks (4.4%)

423,690	Bank of New York Mellon Corp.	22,096
214,116	Franklin Resources, Inc.	6,796
134,535	Julius Baer Group Ltd.(a)	7,151
292,683	State Street Corp.	25,437
		61,480

Consumer Finance (1.6%)

207,261 American Express Co.	21,965

Diversified Banks (0.9%)

135,415	Erste Group Bank AG(a)	5,387
695,255	Grupo Financiero Banorte SAB de CV	4,742
484,200	Kasikornbank PCL	3,136
		13,265

Diversified Capital Markets (1.2%)

1,046,395 UBS Group AG(a)	16,340

Financial Exchanges & Data (0.4%)

43,300 Deutsche Boerse AG	5,981

Insurance Brokers (1.0%)

92,164 Aon plc	13,415

Investment Banking & Brokerage (1.0%)

56,052 Goldman Sachs Group, Inc.	13,330
Total Financials	145,776

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Health Care (19.5%)

Health Care Equipment (8.9%)

298,884	Abbott Laboratories	$19,978
409,777	Medtronic plc	39,507
146,300	Olympus Corp.	5,958
27,925	Sonova Holding AG	5,298
155,724	Stryker Corp.	26,384
212,430	Zimmer Biomet Holdings, Inc.	26,263
		123,388

Health Care Supplies (1.7%)

61,750	Cooper Cos., Inc.	15,794
145,100	Hoya Corp.	8,485
		24,279

Life Sciences Tools & Services (3.8%)

177,999	Thermo Fisher Scientific, Inc.	42,559
58,590	Waters Corp.(a)	11,102
		53,661

Pharmaceuticals (5.1%)

353,668	Bayer AG	32,998
40,462	Johnson & Johnson	5,450
103,787	Merck KGaA	10,900
87,137	Roche Holding AG	21,648
		70,996
	Total Health Care	272,324

Industrials (17.5%)

Aerospace & Defense (1.9%)

51,724	MTU Aero Engines AG	11,341
113,129	United Technologies Corp.	14,899
		26,240

Agricultural & Farm Machinery (1.1%)

952,800 Kubota Corp.	14,891

Air Freight & Logistics (1.8%)

204,575 United Parcel Service, Inc., "B"	25,138

Airport Services (1.0%)

81,668 Aena SME S.A.	14,457

Electrical Components & Equipment (2.7%)

154,252	Legrand S.A.	11,620
314,670	Schneider Electric SE	25,656
		37,276

Human Resource & Employment Services (0.5%)

124,505 Adecco Group AG	7,628

Industrial Conglomerates (4.2%)

109,577	3M Co.	23,112
223,314	Honeywell International, Inc.	35,520
		58,632

Railroads (3.7%)

315,117 Canadian National Railway Co.	28,017

3| USAA World Growth Fund

		Market
Number		Value
of Shares	Security	(000)

204,452	Kansas City Southern	$23,708
		51,725

Trading Companies & Distributors (0.6%)

123,801	Brenntag AG	7,464
59,421	NOW, Inc.(a)	1,021
		8,485
	Total Industrials	244,472

Information Technology (13.7%)

Communications Equipment (0.9%)

257,138 Cisco Systems, Inc.	12,284

Data Processing & Outsourced Services (3.6%)

96,186	PayPal Holdings, Inc.(a)	8,881
282,697	Visa, Inc., "A"(b)	41,525
		50,406

Electronic Components (0.6%)

82,300 Amphenol Corp., "A"	7,784

Internet Software & Services (0.8%)

328,153 eBay, Inc.(a)	11,357

IT Consulting & Other Services (3.7%)

212,929	Accenture plc, "A"	36,000
202,604	Cognizant Technology Solutions Corp., "A"	15,890
		51,890

Semiconductors (0.4%)

67,869 Microchip Technology, Inc.	5,839

Systems Software (2.8%)

159,803	Check Point Software Technologies Ltd.(a)	18,568
426,437	Oracle Corp.	20,716
		39,284

Technology Hardware, Storage, & Peripherals (0.9%)

280,121 Samsung Electronics Co. Ltd.	12,192
Total Information Technology	191,036

Materials (5.0%)

Industrial Gases (2.7%)

107,801	Air Liquide S.A.	13,577
80,239	Linde AG	18,273
36,192	Praxair, Inc.	5,725
		37,575

Specialty Chemicals (2.3%)

210,014	Akzo Nobel N.V.	19,629
111,497	PPG Industries, Inc.	12,325
		31,954
	Total Materials	69,529
	Total Common Stocks (cost: $810,470)	1,379,581
	Total Equity Securities (cost: $810,470)	1,379,581

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

MONEY MARKET INSTRUMENTS (0.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)

11,174 State Street Institutional Treasury Money Market Fund Premier Class, 1.87%(c)
(cost: $11)				$11
Total Investments (cost: $810,481)				$1,379,592
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 1,379,581	$—	$—	$1,379,581
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	11	—	—	11
Total	$1,379,592	$—	$—	$1,379,592

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2018, through August 31, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into	into	into
	(out of)	(out of)	(out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$11,666	$(11,666)	$–
Total	$11,666	$(11,666)	$–

(I)Transferred from Level 2 to Level 1 due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period.

5| USAA World Growth Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA World Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 6

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely

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used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At August 31, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$40,395,000	$41,163,000	$—

Notes to Portfolio of Investments | 8

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,394,099,000 at August 31, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 45.3% of net assets at August 31, 2018.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit are effective December 1, 2018. However, Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, delayed other requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds' financial statements and various filings.

F.Upcoming Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. The Manager will evaluate the impact this ASU will have on the financial statements and other disclosures.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of August 31, 2018.

(c)Rate represents the money market fund annualized seven-day yield at August 31, 2018.

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ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2018

By:	/S/ KRISTEN MILLAN
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Signature and Title: Kristen Millan, Assistant Secretary

Date:	10/25/2018
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
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Signature and Title: Daniel S. McNamara, President
Date:	10/25/2018
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By:	/S/ JAMES K. DE VRIES
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Signature and Title: James K. De Vries, Treasurer
Date:	10/25/2018
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